SECURITIES AND EXCHANGE COMMISSION

                           Washington, D.C. 20549-1004

                                    Form N-1A


REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                    [ ]


Post-Effective Amendment No.   14   (File No. 333-61346)                   [X]
                             -------

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940            [X]


Amendment No. 15 (File No. 811-10383)


AXP Variable Portfolio - Partners Series, Inc.
50606 AXP Financial Center
Minneapolis, Minnesota 55474

Leslie L. Ogg - 901 S. Marquette Ave., Suite 2810,
Minneapolis, MN  55402-3268
(612) 330-9283

Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective (check  appropriate box)
    [ ] immediately upon filing pursuant to paragraph (b)
    [ ] on (date) pursuant to  paragraph  (b)
    [ ] 60 days after  filing pursuant to paragraph  (a)(1)
    [ ] on (date) pursuant to paragraph  (a)(1)
    [X] 75 days after filing  pursuant to paragraph  (a)(2)
    [ ] on (date) pursuant to paragraph (a)(2) of rule 485

If appropriate, check the following box:
    [ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

This filing is not intended to supersede the prospectus, Statement of Additional Information and financial statements for RiverSource Variable Portfolio - Select Value Fund and RiverSource Variable Portfolio - Small Cap Value Fund filed in Registrant's Post-Effective Amendment No. 13 to Registration Statement No. 333--61346 on or about Oct. 27, 2005.

PROSPECTUS

[RIVERSOURCE(SM) INVESTMENTS LOGO]

THE INFORMATION IN THIS PROSPECTUS IS NOT COMPLETE AND MAY BE CHANGED. WE MAY NOT SELL THESE SECURITIES UNTIL THE REGISTRATION STATEMENT FILED WITH THE SECURITIES AND EXCHANGE COMMISSION IS EFFECTIVE. THIS PROSPECTUS IS NOT AN OFFER TO SELL THESE SECURITIES AND IS NOT SOLICITING AN OFFER TO BUY THESE SECURITIES IN ANY STATE WHERE THE OFFER OR SALE IS NOT PERMITTED.

RIVERSOURCE(SM)
VARIABLE PORTFOLIO - FUNDAMENTAL VALUE FUND

PROSPECTUS _______, 2006

AS WITH ALL MUTUAL FUNDS, THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OR ACCURACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

THESE SECURITIES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY BANK OR AN AFFILIATE OF ANY BANK, NOR ARE THEY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION (FDIC), OR ANY OTHER AGENCY OF THE UNITED STATES, OR ANY BANK OR AN AFFILIATE OF ANY BANK; AND ARE SUBJECT TO INVESTMENT RISKS INCLUDING POSSIBLE LOSS OF VALUE.

NOT FDIC INSURED - MAY LOSE VALUE - NO BANK GUARANTEE

TABLE OF CONTENTS

TAKE A CLOSER LOOK AT:

THE FUND                                                     P
Objective                                                    p
Principal Investment Strategies                              p
Principal Risks                                              p
Past Performance                                             p
Fees and Expenses                                            P
Other Investment Strategies and Risks                        p
Fund Management and Compensation                             p
BUYING AND SELLING SHARES                                    P
Valuing Fund Shares                                          p
Purchasing Shares                                            p
Transferring/Selling Shares                                  p
Market Timing                                                p
DISTRIBUTIONS AND TAXES                                      P

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2p RIVERSOURCE VARIABLE PORTFOLIO-FUNDAMENTAL VALUE FUND -- PROSPECTUS

THE FUND

The Fund may have a name, portfolio manager, objectives, strategies and characteristics that are the same or substantially similar to those of a publicly-traded retail mutual fund. The Fund will have its own unique portfolio holdings, fees, operating expenses and operating results. The results of the Fund may differ significantly from any publicly-traded retail mutual fund.

PLEASE REMEMBER THAT YOU MAY NOT BUY (NOR WILL YOU OWN) SHARES OF THE FUND DIRECTLY. YOU INVEST BY BUYING A VARIABLE ANNUITY CONTRACT OR LIFE INSURANCE POLICY AND ALLOCATING YOUR PURCHASE PAYMENTS TO THE VARIABLE SUBACCOUNT OR VARIABLE ACCOUNT (THE SUBACCOUNTS) THAT INVESTS IN THE FUND.

OBJECTIVE

RiverSource Variable Portfolio - Fundamental Value Fund (the Fund) seeks to provide shareholders with long-term capital growth. Because any investment involves risk, achieving this objective cannot be guaranteed. Only shareholders can change the Fund's objective.

PRINCIPAL INVESTMENT STRATEGIES

The Fund's assets are primarily invested in equity securities of U.S. companies. Under normal market conditions, the Fund's net assets will be invested primarily in companies with market capitalizations of at least $5 billion. RiverSource Investments, LLC (RiverSource Investments) serves as the investment manager to the Fund and is responsible for the oversight of the Fund's subadviser, Davis Advisors (Davis) (the Subadviser), which provides day-to-day management of the Fund.

Davis conducts extensive research to try to identify businesses that possess characteristics that may foster the creation of long-term value, such as proven management, a durable franchise and business model, and sustainable competitive advantages. In evaluating whether to sell a security, Davis considers, among other factors, whether the stock's market price exceeds the Davis' estimate of intrinsic value, or if the ratio of the risks and rewards of continuing to own the company is no longer attractive.

Davis has developed a list of ten characteristics that it believes allow companies to sustain long-term growth and minimize risks to enhance their potential for superior long-term returns. Although few companies exhibit all ten characteristics, Davis searches for companies that possess a majority or an appropriate mix of these characteristics:

-  Excellent management.

-  Managers who own stock in their own company.

-  Strong returns on investments of an issuer's capital.

-  A lean expense structure.

-  A dominant or growing market share in a growing market.

-  A proven record as an acquirer.

-  A strong balance sheet.

-  Products or services that are not likely to become obsolete.

-  Successful international operations.

-  Innovation in all aspects of operations.

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3p RIVERSOURCE VARIABLE PORTFOLIO-FUNDAMENTAL VALUE FUND -- PROSPECTUS

PRINCIPAL RISKS

Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

ACTIVE MANAGEMENT RISK. The Fund is actively managed and its performance therefore will reflect in part the ability of the portfolio managers to make investment decisions that are suited to achieving the Fund's investment objective. Due to its active management, the Fund could underperform other mutual funds with similar investment objectives.

ISSUER RISK. An issuer may perform poorly, and therefore, the value of its stocks and bonds may decline. Poor performance may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures, or other factors.

MARKET RISK. The market value of securities may fall or fail to rise. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. The market value of securities may fluctuate, sometimes rapidly and unpredictably. This risk is generally greater for small and mid-sized companies, which tend to be more vulnerable to adverse developments. In addition, focus on a particular style, for example, investment in growth or value securities, may cause the Fund to underperform other mutual funds if that style falls out of favor with the market.

PAST PERFORMANCE

The Fund is new as of the date of this prospectus and therefore performance information is not available.

The Fund intends to compare its performance to the performance of Standard & Poor's 500 Index (S&P 500 Index), the Russell 1000(R) Value Index and the Lipper Large-Cap Value Funds Index.

The S&P 500 Index, an unmanaged index of common stocks, is frequently used as a general measure of market performance. The index reflects reinvestment of all distributions and changes in market prices, but excludes brokerage commissions or other fees.

The Russell 1000 Value Index, an unmanaged index, measures the performance of those stocks in the Russell 1000 Index with lower price-to book ratios and lower forecasted growth values. The index reflects reinvestment of all distributions and changes in market prices, but excludes brokerage commissions or other fees.

The Lipper Large-Cap Value Funds Index includes the 30 largest large-cap value funds tracked by Lipper Inc. The index's returns include net reinvested dividends. The Fund's performance is currently measured against this index for purposes of determining the performance incentive adjustment. See "Fund Management and Compensation" for more information.

FEES AND EXPENSES

Because the Fund is the underlying investment vehicle for an annuity contract or life insurance policy, there is no sales charge for the purchase or sale of Fund shares. However, there may be charges associated with your annuity contract or life insurance policy, including those that may be associated with surrender or withdrawal. Any charges that apply to the subaccount and your contract or policy are described in the annuity contract or life insurance policy prospectus.

The summary below describes the Fund fees and expenses that you would pay if you buy a variable annuity or life insurance policy and allocate your purchase payments to subaccounts or premiums that invest in the Fund. This summary does not reflect any fee or sales charges imposed by your annuity contract or life insurance policy.

ANNUAL FUND OPERATING EXPENSES
AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS

Management fees(a)                                                0.73%
Distribution (12b-1) fees(b)                                      0.13%
Other expenses(c)                                                 0.16%
Total                                                             1.02%

(a) The Fund pays RiverSource Investments a fee for managing its assets. The Fund's management fee may be increased or decreased due to the effect of a performance incentive adjustment. The index against which the Fund's performance is measured for the purpose of determining the performance incentive adjustment is the Lipper Large-Cap Value Funds Index. See "Fund Management and Compensation" for more information. RiverSource Investments pays Davis a fee for sub-investment advisory services.
(b) The Fund has adopted a plan under Rule 12b-1 of the Investment Company Act of 1940. The Fund pays IDS Life Insurance Company an annual fee of up to 0.125% of average daily net assets as payment for distributing its shares and providing shareholder services. Because this fee is paid out of the Fund's assets on an on-going basis, over time this fee will increase the cost of your investment and may cost you more than paying other types of sales charges.
(c) The Fund pays taxes, brokerage commissions and other nonadvisory expenses including administrative, transfer agency and custody services.

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4p RIVERSOURCE VARIABLE PORTFOLIO-FUNDAMENTAL VALUE FUND -- PROSPECTUS

EXAMPLE

This example assumes that you invest $10,000 to a subaccount that invests in the Fund for the time periods indicated and then redeem all of your units at the end of those periods. This example also assumes that your investment has a 5% return each year and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                         1 YEAR      3 YEARS


THIS EXAMPLE DOES NOT REPRESENT ACTUAL EXPENSES, PAST OR FUTURE. ACTUAL EXPENSES MAY BE HIGHER OR LOWER THAN THOSE SHOWN.

THIS EXAMPLE DOES NOT REFLECT THE EXPENSES THAT APPLY TO THE SUBACCOUNTS OR THE CONTRACTS. INCLUSION OF THESE CHARGES WOULD INCREASE EXPENSES FOR ALL PERIODS SHOWN.

OTHER INVESTMENT STRATEGIES AND RISKS

OTHER INVESTMENT STRATEGIES. In addition to the principal investment strategies previously described, the Fund may invest in other securities and may use other investment strategies that are not principal investment strategies. Additionally, the Fund may use derivatives (financial instruments where value depends upon, or is derived from, the value of something else) such as futures, options and forward contracts, to produce incremental earnings, to hedge existing positions, and to increase flexibility. Just as with securities in which the Fund invests directly, derivatives are subject to a number of risks, including market, liquidity, interest rate and credit risk. In addition, a relatively small price movement in the underlying security, currency or index may result in a substantial gain or loss for the Fund using derivatives. Even though the Fund's policies permit the use of derivatives in this manner, the portfolio managers are not required to use derivatives. For more information on strategies and holdings, and the risks of such strategies including other derivative instruments that the Fund may use, see the Fund's Statement of Additional Information (SAI).

UNUSUAL MARKET CONDITIONS. During unusual market conditions, the Fund may temporarily invest more of its assets in money market securities than during normal market conditions. Although investing in these securities would serve primarily to avoid losses, this type of investing also could prevent the Fund from achieving its investment objective. During these times, the portfolio managers may make frequent securities trades that could result in increased fees, expenses, and decreased performance.

PORTFOLIO TURNOVER. Active trading may also increase the amount of commissions paid or mark-ups to broker-dealers that the Fund pays when it buys and sells securities.

SECURITIES TRANSACTION COMMISSIONS. Securities transactions involve the payment by the Fund of brokerage commissions to broker-dealers, on occasion as compensation for research or brokerage services (commonly referred to as "soft dollars"), as the portfolio managers buy and sell securities for the Fund in pursuit of its objective. A description of the policies governing the Fund's securities transactions and the dollar value of brokerage commissions paid by the Fund are set forth in the SAI. The brokerage commissions set forth in the SAI do not include implied commissions or mark-ups (implied commissions) paid by the Fund for principal transactions (transactions made directly with a dealer or other counterparty), including most fixed income securities and certain derivatives. In addition, brokerage commissions do not reflect other elements of transaction costs, including the extent to which the Fund's purchase and sale transactions may cause the market to move and change the market price for an investment.

Although brokerage commissions and implied commissions are not reflected in the expense table under "Fees and Expenses," they are reflected in the total return of the Fund.

DIRECTED BROKERAGE. The Fund's Board of Directors (Board) has adopted a policy prohibiting the investment manager, or any subadviser, from considering sales of shares of the Fund as a factor in the selection of broker-dealers through which to execute securities transactions.

Additional information regarding securities transactions can be found in the SAI.

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5p RIVERSOURCE VARIABLE PORTFOLIO-FUNDAMENTAL VALUE FUND -- PROSPECTUS

FUND MANAGEMENT AND COMPENSATION

INVESTMENT MANAGER

RiverSource Investments, LLC (the investment manager or RiverSource Investments), 200 Ameriprise Financial Center, Minneapolis, Minnesota 55474, is the investment manager to the RiverSource funds, and is a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Ameriprise Financial is a financial planning and financial services company that has been offering solutions for clients' asset accumulation, income management and protection needs for more than 110 years. In addition to managing investments for all of the RiverSource funds, RiverSource Investments manages investments for itself and its affiliates. For institutional clients, RiverSource Investments and its affiliates provide investment management and related services, such as separate account asset management, institutional trust and custody, and employee benefit plan administration, as well as other investment products.

The Fund pays RiverSource Investments a fee for managing its assets. Under the Investment Management Services Agreement (Agreement), the fee is ___% of the Fund's average daily net assets on the first $___ million, gradually reducing to ___% as assets increase, subject to a possible adjustment under the terms of a performance incentive arrangement. The adjustment will be computed by comparing the Fund's performance to the performance of the Lipper Large-Cap Value Funds Index. In certain circumstances, the Fund's Board may approve a change in the index. The maximum adjustment (increase or decrease) is 0.12% of the Fund's average net assets on an annual basis. Under the Agreement, the Fund also pays taxes, brokerage commissions, and nonadvisory expenses. A discussion regarding the basis for the Board approving the Agreement can be found in the SAI and, in the future, will be available in the Fund's annual and semiannual reports to shareholders.

RiverSource Investments selects, contracts with and compensates the Subadviser to manage the investment of the Fund's assets. RiverSource Investments monitors the compliance of the Subadviser with the investment objectives and related policies of the Fund, reviews the performance of the Subadviser, and reports periodically to the Board. The Subadviser manages the Fund's assets based upon its experience in managing funds with investment goals and strategies substantially similar to those of the Fund.

DAVIS

Davis is located at 2949 East Elvira Road, Suite 101, Tucson, Arizona. Davis, subject to the approval of RiverSource Investments, provides day-to-day management of the Fund's portfolio, as well as investment research and statistical information, under a Subadvisory Agreement with RiverSource Investments. The portfolio managers responsible for the day-to-day management of the Fund are:

- Christopher C. Davis, Co-Portfolio Manager. Mr. Davis has been a portfolio manager for the Davis New York Venture Fund since October 1995. Mr. Davis has worked as a research analyst and portfolio manager for Davis since 1989.

- Kenneth C. Feinberg, Co-Portfolio Manager. Mr. Feinberg has been a portfolio manager for Davis New York Venture Fund since May 1998. Mr. Feinberg has worked as a research analyst for Davis since 1994.

The SAI provides additional information about portfolio manager compensation, management of other accounts and ownership of shares in the Fund.

ADDITIONAL SERVICES AND COMPENSATION

As described above, RiverSource Investments receives compensation for acting as the Fund's investment manager. RiverSource Investments and its affiliates also receive compensation for providing other services to the RiverSource variable portfolio funds.

ADMINISTRATION SERVICES. RiverSource Investments provides or compensates others to provide administrative services to the RiverSource variable portfolio funds. These services include administrative, accounting, treasury, and other services. Fees paid by the Fund for these services are included under "Other expenses" in the expense table under "Fees and Expenses."

CUSTODY SERVICES. Ameriprise Trust Company, 200 Ameriprise Financial Center, Minneapolis, Minnesota 55474 (the custodian or Ameriprise Trust Company), provides custody services for the RiverSource variable portfolio funds. In addition, Ameriprise Trust Company is paid for certain transaction fees and out of pocket expenses incurred while providing services to the funds. Fees paid by the Fund for these services are included under "Other expenses" in the expense table under "Fees and Expenses."

DISTRIBUTION SERVICES. IDS Life Insurance Company, 70100 Ameriprise Financial Center, Minneapolis, Minnesota 55474 (the distributor or IDS Life), provides underwriting and distribution services to the RiverSource variable portfolio funds. Under the Distribution Agreement and related distribution plan(s), the distributor receives distribution and servicing fees. The distributor uses these fees to either pay financial advisors and/or to support its distribution and servicing activity. Fees paid by the Fund for these services are set forth under "Distribution (12b-1) fees" in the expense table under "Fees and Expenses." More information on how these fees are used is set forth in the SAI.

TRANSFER AGENCY SERVICES. RiverSource Service Corporation, 70100 Ameriprise Financial Center, Minneapolis, Minnesota 55474 (the transfer agent or RiverSource Service Corporation), provides or compensates others to provide transfer agency services to the RiverSource funds. The RiverSource variable portfolio funds pay the transfer agent a fee as set forth in the SAI and reimburses the transfer agent for its out-of-pocket expenses incurred while providing these transfer agency services to the funds. Fees paid by the

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6p RIVERSOURCE VARIABLE PORTFOLIO-FUNDAMENTAL VALUE FUND -- PROSPECTUS

Fund for these services are included under "Other expenses" in the expense table under "Fees and Expenses." RiverSource Service Corporation may pay a portion of these fees to the distributor or other intermediaries that provide sub-transfer agent and other services to Fund shareholders and contract owners.

The SAI provides additional information about the services provided and the fee schedules for the agreements set forth above.

LEGAL PROCEEDINGS

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal or arbitration proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal or arbitration proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

PAYMENTS TO AFFILIATED INSURANCE COMPANIES

Currently, the RiverSource variable portfolio funds are sold exclusively as underlying investment options of variable insurance policies and annuity contracts (products) offered by IDS Life and other affiliated insurance companies (IDS Life). These products may include unaffiliated mutual funds as investment options, and IDS Life receives payments from the sponsors of these unaffiliated mutual funds as a result of including these funds in the products. IDS Life is allocated resources, including revenue earned by RiverSource Investments and its affiliates for providing investment management and other services to the RiverSource variable portfolio funds, as a result of including these funds in the products. The amount of payment from an unaffiliated fund or allocation from affiliates varies, and may be significant. The amount of the payment or allocation IDS Life receives from a fund may create an incentive for IDS Life and may influence its decision regarding which funds to include in a product. These arrangements are sometimes are referred to as "revenue sharing payments," and are in addition to any 12b-1 distribution and/or service fees or other amounts paid by the funds for account maintenance, sub-accounting or recordkeeping services provided directly by IDS Life. See the product prospectus for more information regarding these payments and allocations.

ADDITIONAL MANAGEMENT INFORMATION

MANAGER OF MANAGER EXEMPTION. The Fund operates under an order from the Securities and Exchange Commission that permits RiverSource Investments, subject to the approval of the Board, to appoint a subadviser or change the terms of a subadvisory agreement for the Fund without first obtaining shareholder approval. The order permits the Fund to add or change unaffiliated subadvisers or the fees paid to subadvisers from time to time without the expense and delays associated with obtaining shareholder approval of the change.

ASSET ALLOCATION PROGRAM. The RiverSource Variable Portfolio Funds may be included as component funds in asset allocation programs (Programs). The Programs are available to owners of certain variable annuity contracts (contract owners), and, if available to you, are described in your annuity prospectus. Under the Programs, contract owners choose asset allocation model portfolios (model portfolios). Contract values are rebalanced on a quarterly basis and model portfolios are periodically updated. This quarterly rebalancing and periodic updating of the model portfolios can cause a component fund to incur transactional expenses as it raises cash for money flowing out of the component fund or to buy securities with money flowing into the component fund. Moreover, a large outflow of money from a fund may increase the expenses attributable to the assets remaining in the fund. These expenses can adversely affect the performance of the component fund, and could adversely affect those contract owners who own the component fund but do not participate in the Program. Large flows resulting in increased transactional expenses could detract from the achievement of a component fund's investment objective during a period of rising market prices; conversely, a large cash position may reduce the magnitude of a component fund's loss in the event of falling market prices, and provide the component fund with liquidity to make additional investments or to meet redemptions. Even if you do not participate in Programs, if you invest in a component fund, you may be impacted if the component fund is included in one or more model portfolios.

FUND HOLDINGS DISCLOSURE. The Fund's Board has adopted policies and procedures that govern the timing and circumstances of disclosure to shareholders and third parties of information regarding the securities owned by the Fund. A description of these policies and procedures is included in the Fund's SAI.

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7p RIVERSOURCE VARIABLE PORTFOLIO-FUNDAMENTAL VALUE FUND -- PROSPECTUS

BUYING AND SELLING SHARES

VALUING FUND SHARES

The net asset value (NAV) is the value of a single share of the Fund. The NAV is determined by dividing the value of the Fund's assets, minus any liabilities, by the number of shares outstanding. The NAV is calculated as of the close of business on the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time, on each day that the NYSE is open. The Fund's securities are valued primarily on the basis of market quotations obtained from outside pricing services approved and monitored under procedures adopted by the Board. Certain short-term securities with maturities of 60 days or less are valued at amortized cost.

When reliable market quotations are not readily available, securities are priced at fair value based on procedures adopted by the Board. These procedures are also used when the value of a security held by the Fund is materially affected by events that occur after the close of the primary market on which the security is traded but prior to the time as of which the Fund's NAV is determined. Valuing securities at fair value involves reliance on judgment. The fair value of a security is likely to differ from any available quoted or published price. To the extent that the Fund has significant holdings of foreign securities, fair valuation may be used more frequently than for other funds. The Fund uses an unaffiliated service provider to assist in determining fair values for foreign securities.

Foreign investments are valued in U.S. dollars. Some of the Fund's securities may be listed on foreign exchanges that trade on weekends or other days when the Fund does not price its shares. In that event, the NAV of the Fund's shares may change on days when shareholders will not be able to purchase or sell the Fund's shares.

PURCHASING SHARES

You may not buy (nor will you own) shares of the Fund directly. You invest by buying an annuity contract or life insurance policy and allocating your purchase payments to the subaccount that invests in the Fund. Your purchase price will be the next NAV calculated after your request is received by the Fund or an authorized insurance company.

For further information concerning minimum and maximum payments and submission and acceptance of your application, see your annuity contract or life insurance policy prospectus.

TRANSFERRING/SELLING SHARES

There is no sales charge for the sale of Fund shares, but there may be charges associated with the surrender or withdrawal of your annuity contract or life insurance policy. Any charges that apply to the subaccount and your contract are described in your annuity contract or life insurance policy prospectus. You may transfer all or part of your value in a subaccount investing in shares of the Fund to one or more of the other subaccounts investing in shares of other funds with different investment objectives.

You may provide instructions to sell any shares you have allocated to the subaccounts. Proceeds will be mailed within seven days after your surrender or withdrawal request is accepted by an authorized agent. The amount you receive may be more or less than the amount you invested. Your sale price will be the next NAV calculated after your request is received by the Fund or an authorized insurance company.

Please refer to your annuity contract or life insurance policy prospectus for more information about transfers among subaccounts as well as surrenders and withdrawals.

MARKET TIMING

The Board of Directors has adopted a policy that the Fund will not knowingly permit market timing. Market timing is frequent or short-term trading activity by certain investors in a fund intending to profit at the expense of other investors in a fund; for example, short-term trading funds that invest in securities that trade on overseas securities markets in order to take advantage of inefficiencies in the fund's pricing of those securities (the change in values of such securities between the close of the overseas markets and the close of the U.S. markets). This type of short-term trading is sometimes referred to as "arbitrage" market timing. Market timing may adversely impact a fund's performance by preventing portfolio managers from fully investing the assets of the fund, diluting the value of shares, or increasing the fund's transaction costs. To the extent the Fund has significant holdings in foreign securities, the risks of market timing may be greater for the Fund than for other funds that do not have significant foreign holdings. The Fund is offered only through variable annuity contracts and life insurance policies, and shares of the Fund are held in affiliated insurance company subaccounts. Because insurance companies process contract and policyholder's Fund trades in the subaccounts on an omnibus basis, the Funds' Board of Directors has not adopted procedures to monitor market timing activity at the Fund level, but rather has approved monitoring procedures designed to detect and deter market timing activities at the contract or policy level.

Please refer to your annuity contract or life insurance policy prospectus for specific details on transfers between accounts and market timing policies and procedures.

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8p RIVERSOURCE VARIABLE PORTFOLIO-FUNDAMENTAL VALUE FUND -- PROSPECTUS

The procedures that are designed to detect and deter market timing activities at the contract or policy level cannot provide a guarantee that all market timing activity will be identified and restricted. In addition, state law and the terms of some contracts and policies may prevent or restrict the effectiveness of the market timing procedures from stopping certain market timing activity. Market timing activity that is not identified, prevented or restricted may impact the performance of the Fund.

DISTRIBUTIONS AND TAXES

The Fund distributes to shareholders (subaccounts) dividends and capital gains to qualify as a regulated investment company and to avoid paying corporate income and excise taxes.

REINVESTMENT

Since the distributions are automatically reinvested in additional Fund shares, the total value of your holdings will not change.

The reinvestment price is the next calculated NAV after the distribution is paid.

TAXES

The Fund intends to comply with the regulations relating to the diversification requirements under section 817(h) of the Internal Revenue Code.

IMPORTANT: This information is a brief and selective summary of some of the tax rules that apply to the Fund. Because tax matters are highly individual and complex, you should consult a qualified tax advisor.

FEDERAL INCOME TAXATION OF SUBACCOUNTS, LIFE INSURANCE COMPANIES AND ANNUITY CONTRACTS OR LIFE INSURANCE POLICIES IS DISCUSSED IN YOUR ANNUITY CONTRACT OR LIFE INSURANCE POLICY PROSPECTUS.

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Additional information about the Fund and its investments is available in the Fund's SAI.

The SAI is incorporated by reference in this prospectus. For a free copy of the SAI, or to make inquiries about the Fund, contact RiverSource Variable Portfolio Funds.

RiverSource Variable Portfolio Funds
70100 Ameriprise Financial Center
Minneapolis, MN 55474
(800) 862-7919
TTY: (800) 846-4852

Website address:
riversource.com/funds

You may review and copy information about the Fund, including the SAI, at the Securities and Exchange Commission's (Commission) Public Reference Room in Washington, D.C. (for information about the public reference room call 1-202-942-8090). Reports and other information about the Fund are available on the EDGAR Database on the Commission's Internet site at http://www.sec.gov. Copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing to the Public Reference Section of the Commission, Washington, D.C. 20549-0102.

Investment Company Act File #: 811-10383


RIVERSOURCE VARIABLE PORTFOLIO FUNDS
70100 Ameriprise Financial Center
Minneapolis, MN 55474

                                                                 S-6508 A (5/06)

THE INFORMATION IN THIS STATEMENT OF ADDITIONAL INFORMATION (SAI) IS NOT COMPLETE AND MAY BE CHANGED. WE MAY NOT SELL THESE SECURITIES UNTIL THE REGISTRATION STATEMENT FILED WITH THE SECURITIES AND EXCHANGE COMMISSION IS EFFECTIVE. THIS SAI IS NOT AN OFFER TO SELL THESE SECURITIES AND IS NOT SOLICITING AN OFFER TO BUY THESE SECURITIES IN ANY STATE WHERE THE OFFER OR SALE IS NOT PERMITTED.

                                   PRELIMINARY
                       STATEMENT OF ADDITIONAL INFORMATION
                               DATED ______, 2006


         AXP(R) VARIABLE PORTFOLIO - PARTNERS SERIES, INC.
             RIVERSOURCE(SM) VARIABLE PORTFOLIO - FUNDAMENTAL VALUE FUND


This is the Statement of Additional Information (SAI) for each of the funds listed above. This SAI is not a prospectus. It should be read together with the appropriate current prospectus that may be obtained, without charge, from your financial advisor, investment professional, or by writing to RiverSource Service Corporation, 70100 Ameriprise Financial Center, Minneapolis, MN 55474 or by calling (800) 862-7919.

Each fund's financial statements for its most recent fiscal period are contained in the fund's Annual or Semiannual Report to Shareholders. The Independent Registered Public Accounting Firm's Report and the Financial Statements, including Notes to the Financial Statements and the Schedule of Investments in Securities, contained in the Annual Report are incorporated in this SAI by reference. No other portion of the Annual Report is incorporated by reference. The prospectus for each of the Funds also is incorporated in this SAI by reference.

Each fund is governed by a Board of Directors (Board) that meets regularly to review a wide variety of matters affecting the funds. Detailed information about fund governance, the funds' investment manager, RiverSource Investments, LLC (the investment manager or RiverSource Investments), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), and other aspects of fund management can be found by referencing the Table of Contents below.


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TABLE OF CONTENTS

Fundamental and Nonfundamental Investment Policies                         p.  3

Investment Strategies and Types of Investments                             p.  4

Information Regarding Risks and Investment Strategies                      p.  5

Securities Transactions                                                    p. 33

Brokerage Commissions Paid to Brokers Affiliated with the

 Investment Manager                                                        p. 35

Portfolio Holdings Disclosure                                              p. 36

Proxy Voting                                                               p. 38

Selling Shares                                                             p. 39

Taxes                                                                      p. 40

Agreements                                                                 p. 40

Organizational Information                                                 p. 45

Board Members and Officers                                                 p. 46

Independent Registered Public Accounting Firm                              p. 50

Appendix A: Description of Ratings                                         p. 51

Appendix B: Additional Information About the S&P 500 Index                 p. 57



LIST OF TABLES

1.   Investment Strategies and Types of Investments                        p.  4

2.   Investment Management Services Agreement Fee Schedule                 p. 41

3.   Performance Incentive Adjustment Calculation                          p. 41

4.   Subadviser and Subadvisory Agreement Fee Schedule                     p. 43

5.   Portfolio Managers                                                    p. 43

6.   Administrative Services Agreement Fee Schedule                        p. 44

7.   Fund History Table for All RiverSource Variable Portfolio Funds       p. 45

8.   Board Members                                                         p. 47

9.   Fund Officers                                                         p. 48

10.  Board Member Holdings - All Funds                                     p. 50



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FUNDAMENTAL AND NONFUNDAMENTAL INVESTMENT POLICIES

Fundamental investment policies adopted by a fund cannot be changed without the approval of a majority of the outstanding voting securities of the fund as defined in the Investment Company Act of 1940, as amended (the 1940 Act). Nonfundamental investment policies may be changed by the Board at any time.

Notwithstanding any of a fund's other investment policies, each fund may invest its assets in an open-end management investment company having substantially the same investment objectives, policies, and restrictions as the fund for the purpose of having those assets managed as part of a combined pool.

FUNDAMENTAL POLICIES


Fundamental policies are policies that can be changed only with shareholder approval. Unless holders of a majority of the outstanding voting securities agree to make the change, the fund will not:

     - Act as an underwriter (sell securities for others). However, under the securities laws, the fund may be deemed to be an underwriter when it purchases securities directly from the issuer and later resells them. It may be considered an underwriter under securities laws when it sells restricted securities

     - Lend securities or participate in an interfund lending program if the total of all such loans would exceed 33 1/3% of the fund's total assets except this fundamental investment policy shall not prohibit the fund from purchasing money market securities, loans, loan participation or other debt securities, or from entering into repurchase agreements.

     - Buy or sell real estate, unless acquired as a result of ownership of securities or other instruments, except this shall not prevent the fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business or real estate investment trusts. For purposes of this policy, real estate includes real estate limited partnerships.

     - Buy or sell physical commodities unless acquired as a result of ownership of securities or other instruments, except this shall not prevent the fund from buying or selling options, futures contracts and foreign currency or from investing in securities or other instruments backed by, or whose value is derived from, physical commodities.

     -    Issue senior securities, except as permitted under the 1940 Act.

     - Purchase more than 10% of the outstanding voting securities of an issuer, except that up to 25% of the fund's assets may be invested without regard to this 10% limitation.

     - Invest more than 5% of its total assets in securities of any one company, government, or political subdivision thereof, except the limitation will not apply to investments in securities issued by the U.S. government, its agencies, or instrumentalities or other investment companies, and except up to 25% of the fund's total assets may be invested without regard to this 5% limitation.

     - Borrow money except for temporary purposes (not for leveraging or investment) in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed less liabilities (other than borrowings) immediately after the borrowings.

     - Concentrate in any one industry. According to the present interpretation by the Securities and Exchange Commission (SEC), this means that up to 25% of the fund's total assets, based on current market value at time of purchase, can be invested in any one industry.

NONFUNDAMENTAL POLICIES

Nonfundamental policies are policies that can be changed by the Board without shareholder approval. The following are guidelines that may be changed by the Board at any time:


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     - The fund will not invest more than 10% of its net assets in securities that are illiquid whether or not registration or the filing of a notification under the Securities Act of 1933 or the taking of similar action under other securities laws relating to the sale of securities is required. A risk of any such investments is that it might not be able to be easily liquidated. For the purpose of this policy, repurchase agreements with maturities greater than seven days and non-negotiable fixed time deposits will be treated as illiquid securities. In determining the liquidity of municipal lease obligations, the investment manager, under guidelines established by the Board, will consider the essential nature of the leased property, the likelihood that the municipality will continue appropriating funding for the leased property, and other relevant factors related to the general credit quality of the municipality and the marketability of the municipal lease obligation.

     - Ordinarily, less than 25% of the fund's total assets are invested in money market instruments.

     -    The fund will not invest in a company to control or manage it.

     - The fund will not invest more than 10% of its total assets in the securities of investment companies, unless a higher amount is permitted under an SEC exemptive order.

     - No more than 5% of the fund's net assets can be used at any one time for good faith deposits on futures and premiums for options on futures that do not offset existing investment positions.

     - The fund will not buy on margin or sell securities short, except the fund may make margin payments in connection with derivative instruments.

     - The fund will not make additional investments while any borrowing remains outstanding.

     - The fund may invest up to ___ of its total assets in foreign investments.

INVESTMENT STRATEGIES AND TYPES OF INVESTMENTS

This table shows many of the various investment strategies and investments that many funds are allowed to engage in and purchase. It is intended to show the breadth of investments that the investment manager or subadviser (individually and collectively, the "investment manager") may make on behalf of a fund. For a description of principal risks for an individual fund, please see the applicable prospectus for that fund. Notwithstanding a fund's ability to utilize these strategies and techniques, the investment manager is not obligated to use them at any particular time. For example, even though the investment manager is authorized to adopt temporary defensive positions and is authorized to attempt to hedge against certain types of risk, these practices are left to the investment manager's sole discretion.

INVESTMENT STRATEGIES AND TYPES OF INVESTMENTS: A black circle indicates that the investment strategy or type of investment generally is authorized for the Fund.


             TABLE 1. INVESTMENT STRATEGIES AND TYPES OF INVESTMENTS




                           INVESTMENT STRATEGY                             FUNDAMENTAL VALUE

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          Agency and government securities                                        -
          Borrowing                                                               -
          Cash/money market instruments                                           -
          Collateralized bond obligations                                         -
          Commercial paper                                                        -
          Common stock                                                            -
          Convertible securities                                                  -
          Corporate bonds                                                         -
          Debt obligations                                                        -

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                           INVESTMENT STRATEGY                             FUNDAMENTAL VALUE

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          Depositary receipts                                                     -
          Derivative instruments (including options and futures)                  -
          Exchange-traded funds                                                   -
          Foreign currency transactions                                           -
          Foreign securities                                                      -
          Funding agreements                                                      -
          High yield (high-risk) debt securities (junk bonds)
          Illiquid and restricted securities                                      -
          Indexed securities                                                      -
          Inflation protected securities                                          -
          Inverse floaters
          Investment companies                                                    -
          Lending of portfolio securities                                         -
          Loan participations                                                     -
          Mortgage- and asset-backed securities                                   -
          Mortgage dollar rolls
          Municipal obligations                                                   -
          Preferred stock                                                         -
          Real estate investment trusts                                           -
          Repurchase agreements                                                   -
          Reverse repurchase agreements                                           -
          Short sales
          Sovereign debt                                                          -
          Structured investments                                                  -
          Swap agreements
          Variable- or floating-rate securities                                   -
          Warrants                                                                -
          When-issued securities and forward commitments                          -
          Zero-coupon, step-coupon and pay-in-kind securities                     -




INFORMATION REGARDING RISKS AND INVESTMENT STRATEGIES

RISKS

The following is a summary of common risk characteristics. Following this summary is a description of certain investments and investment strategies and the risks most commonly associated with them (including certain risks not described below and, in some cases, a more comprehensive discussion of how the risks apply to a particular investment or investment strategy). A mutual fund's risk profile is largely defined by the fund's primary securities and investment strategies. However, most mutual funds are allowed to use certain other strategies and investments that may have different risk characteristics. Accordingly, one or more of the following types of risk may be associated with a fund at any time (for a description of principal risks for an individual fund, please see that fund's prospectus):



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ACTIVE MANAGEMENT RISK. The fund is actively managed and its performance therefore will reflect in part the ability of the portfolio managers to make investment decisions that are suited to achieving the fund's investment objective. Due to its active management, the fund could underperform other mutual funds with similar investment objectives.

AFFILIATED FUND RISK. For funds-of-funds, the risk that the investment manager may have potential conflicts of interest in selecting underlying funds because the fees paid to it by some underlying funds are higher than the fees paid by other underlying funds. However, the investment manager is a fiduciary to the funds and is legally obligated to act in their best interests when selecting underlying funds, without taking fees into consideration.

ALLOCATION RISK. For funds-of-funds, the risk that the investment manager's evaluations regarding asset classes or underlying funds may be incorrect. There is no guarantee that the underlying funds will achieve their investment objectives. There is also a risk that the selected underlying funds' performance may be lower than the performance of the asset class they were selected to represent or may be lower than the performance of alternative underlying funds that could have been selected to represent the asset class.

CREDIT RISK. Credit risk is the risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable or unwilling to honor a financial obligation, such as payments due on a bond or a note. If the fund purchases unrated securities, or if the rating of a security is reduced after purchase, the fund will depend on the investment manager's analysis of credit risk more heavily than usual.

CONFIDENTIAL INFORMATION ACCESS RISK. In managing the Fund, the investment manager normally will seek to avoid the receipt of material, non-public information (Confidential Information) about the issuers of floating rate loans being considered for acquisition by the Fund, or held in the Fund. In many instances, issuers of floating rate loans offer to furnish Confidential Information to prospective purchases or holders of the issuer's floating rate loans to help potential investors assess the value of the loan. The investment manager's decision not to receive Confidential Information from these issuers may disadvantage the Fund as compared to other floating rate loan investors, and may adversely affect the price the Fund pays for the loans it purchases, or the price at which the Fund sells the loans. Further, in situations when holders of floating rate loans are asked, for example, to grant consents, waivers or amendments, the investment manager's ability to assess the desirability of such consents, waivers or amendments may be compromised. For these and other reasons, it is possible that the investment manager's decision under normal circumstances not to receive Confidential Information could adversely affect the Fund's performance.

COUNTERPARTY RISK. Counterparty risk is the risk that a counterparty to a financial instrument entered into by the fund or held by a special purpose or structured vehicle becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties. The fund may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding. The fund may obtain only limited recovery or may obtain no recovery in such circumstances. The fund will typically enter into financial instrument transactions with counterparties whose credit rating is investment grade, or, if unrated, determined to be of comparable quality by the investment manager.

DERIVATIVES RISK. Derivatives are financial instruments where value depends upon, or is derived from, the value of something else, such as one or more underlying investments, pools of investments, options, futures, indexes or currencies. Just as with securities in which the fund invests directly, derivatives are subject to a number of risks, including market, correlation, liquidity, interest rate and credit risk. In addition, gains or losses involving derivatives may be substantial, because a relatively small price movement in the underlying security, currency or index may result in a substantial gain or loss for the fund. The fund will suffer a loss in connection with the use of derivative instruments if prices do not move in the direction anticipated by the fund's portfolio managers when entering into the derivative instrument.


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DIVERSIFICATION RISK. A non-diversified fund may invest more of its assets in fewer companies than if it were a diversified fund. Because each investment has a greater effect on the fund's performance, the fund may be more exposed to the risks of loss and volatility than a fund that invests more broadly.

For Income Builder Funds. Although most of the underlying funds are diversified funds, because the Fund invests in a limited number of underlying funds, it is considered a non-diversified fund.

FOREIGN/EMERGING MARKETS RISK. The following are all components of foreign/emerging markets risk:

COUNTRY RISK includes the political, economic, and other conditions of the country. These conditions include lack of publicly available information, less government oversight (including lack of accounting, auditing, and financial reporting standards), the possibility of government-imposed restrictions, and even the nationalization of assets. The liquidity of foreign investments may be more limited than for most U.S. investments, which means that, at times it may be difficult to sell foreign securities at desirable prices.

CURRENCY RISK results from the constantly changing exchange rates between local currency and the U.S. dollar. Whenever the fund holds securities valued in a foreign currency or holds the currency, changes in the exchange rate add to or subtract from the value of the investment.

CUSTODY RISK refers to the process of clearing and settling trades. It also covers holding securities with local agents and depositories. Low trading volumes and volatile prices in less developed markets make trades harder to complete and settle. Local agents are held only to the standard of care of the local market. Governments or trade groups may compel local agents to hold securities in designated depositories that are not subject to independent evaluation. The less developed a country's securities market is, the greater the likelihood of problems occurring.

EMERGING MARKETS RISK includes the dramatic pace of change (economic, social, and political) in these countries as well as the other considerations listed above. These markets are in early stages of development and are extremely volatile. They can be marked by extreme inflation, devaluation of currencies, dependence on trade partners, and hostile relations with neighboring countries.

GEOGRAPHIC CONCENTRATION RISK. The funds may be particularly susceptible to economic, political or regulatory events affecting companies and countries within the specific geographic region in which the funds focus their investments. Currency devaluations could occur in countries that have not yet experienced currency devaluation to date, or could continue to occur in countries that have already experienced such devaluations. As a result, the funds may be more volatile than a more geographically diversified fund.

For state-specific funds. Because state-specific tax-exempt funds invest primarily in the municipal securities issued by the state and political sub-divisions of the state, each fund will be particularly affected by political and economic conditions and developments in the state in which it invests. This vulnerability to factors affecting the state's tax-exempt investments will be significantly greater than that of a more geographically diversified fund, which may result in greater losses and volatility. The value of municipal securities owned by a fund also may be adversely affected by future changes in federal or state income tax laws.

In addition, because of the relatively small number of issuers of tax-exempt securities, the fund may invest a higher percentage of assets in a single issuer and, therefore, be more exposed to the risk of loss by investing in a few issuers than a fund that invests more broadly. At times, the fund and other accounts managed by the investment manager may own all or most of the debt of a particular issuer. This concentration of ownership may make it more difficult to sell, or to determine the fair value of, these investments.


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HIGHLY LEVERAGED TRANSACTIONS RISK. The corporate loans and corporate debt securities in which the Fund invests substantially consist of transactions involving refinancings, recapitalizations, mergers and acquisitions, and other financings for general corporate purposes. The Fund's investments also may include senior obligations of a borrower issued in connection with a restructuring pursuant to Chapter 11 of the U.S. Bankruptcy Code (commonly known as "debtor-in-possession" financings), provided that such senior obligations are determined by the Fund's investment manager upon its credit analysis to be a suitable investment by the Fund. In such highly leveraged transactions, the borrower assumes large amounts of debt in order to have the financial resources to attempt to achieve its business objectives. Such business objectives may include but are not limited to: management's taking over control of a company (leveraged buy-out); reorganizing the assets and liabilities of a company (leveraged recapitalization); or acquiring another company. Loans or securities that are part of highly leveraged transactions involve a greater risk (including default and bankruptcy) than other investments.

IMPAIRMENT OF COLLATERAL RISK. The value of collateral, if any, securing a floating rate loan can decline, and may be insufficient to meet the borrower's obligations or difficult to liquidate. In addition, the Fund's access to collateral may be limited by bankruptcy or other insolvency laws. Further, certain floating rate loans may not be fully collateralized and may decline in value.

INDEXING RISK. For funds that are managed to an index, the fund's performance will rise and fall as the performance of the index rises and falls.

INFLATION RISK. Also known as purchasing power risk, inflation risk reflects the effects of continually rising prices on investments. If an investment's return is lower than the rate of inflation, your money will have less purchasing power as time goes on.

INFLATION PROTECTED SECURITIES RISK. Inflation-protected debt securities tend to react to change in real interest rates. Real interest rates can be described as nominal interest rates minus the expected impact of inflation. In general, the price of an inflation-protected debt security falls when real interest rates rise, and rises when real interest rates fall. Interest payments on inflation-protected debt securities will vary as the principal and/or interest is adjusted for inflation and may be more volatile than interest paid on ordinary bonds. In periods of deflation, the fund may have no income at all. Income earned by a shareholder depends on the amount of principal invested and that principal will not grow with inflation unless the investor reinvests the portion of fund distributions that comes from inflation adjustments.

INTEREST RATE RISK. The securities in the portfolio are subject to the risk of losses attributable to changes in interest rates. Interest rate risk is generally associated with bond prices: when interest rates rise, bond prices fall. In general, the longer the maturity or duration of a bond, the greater its sensitivity to changes in interest rates.

ISSUER RISK. An issuer, or the value of its stocks or bonds, may perform poorly. Poor performance may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures, or other factors.

LIQUIDITY RISK. The risk associated from a lack of marketability of securities which may make it difficult or impossible to sell at desirable prices in order to minimize loss. The fund may have to lower the selling price, sell other investments, or forego another, more appealing investment opportunity.

MARKET RISK. The market value of securities may fall or fail to rise. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. The market value of securities may fluctuate, sometimes rapidly and unpredictably. This risk is generally greater for small and mid-sized companies, which tend to be more vulnerable to adverse developments. In addition, focus on a particular style, for

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example, investment in growth or value securities, may cause the fund to underperform other mutual funds if that style falls out of favor with the market.

PREPAYMENT AND EXTENSION RISK. The risk that a loan, bond or other security might be called, or otherwise converted, prepaid, or redeemed, before maturity. This risk is primarily associated with asset-backed securities, including mortgage backed securities and floating rate loans. If a loan or security is converted, prepaid, or redeemed, before maturity, particularly during a time of declining interest rates or declining spreads, the portfolio managers may not be able to reinvest in securities or loans providing as high a level of income, resulting in a reduced yield to the fund. Conversely, as interest rates rise or spreads widen, the likelihood of prepayment decreases. The portfolio managers may be unable to capitalize on securities with higher interest rates or wider spreads because the fund's investments are locked in at a lower rate for a longer period of time.

QUANTITATIVE MODEL RISK. Securities selected using quantitative methods may perform differently from the market as a whole as a result of the factors used in the quantitative method, the weight placed on each factor, and changes in the factors' historical trends. The quantitative methodology employed by the investment manager has been extensively tested using historical securities market data, but has only recently begun to be used to manage open-end mutual funds. There can be no assurance that the methodology will enable the fund to achieve its objective.

REINVESTMENT RISK. The risk that an investor will not be able to reinvest income or principal at the same rate it currently is earning.

SECTOR RISK. Investments that are concentrated in a particular issuer, geographic region, or sector will be more susceptible to changes in price. The more a fund diversifies, the more it spreads risk and potentially reduces the risks of loss and volatility.

SMALL AND MID-SIZED COMPANY RISK. Investments in small and medium companies often involve greater risks than investments in larger, more established companies because small and medium companies may lack the management experience, financial resources, product diversification, experience, and competitive strengths of larger companies. Additionally, in many instances the securities of small and medium companies are traded only over-the-counter or on regional securities exchanges and the frequency and volume of their trading is substantially less and may be more volatile than is typical of larger companies.

TAX RISK. As a regulated investment company, a fund must derive at least 90% of its gross income for each taxable year from sources treated as "qualifying income" under the Internal Revenue Code of 1986, as amended. The Fund currently intends to take positions in forward currency contracts with notional value up to the Fund's total net assets. Although foreign currency gains currently constitute "qualifying income" the Treasury Department has the authority to issue regulations excluding from the definition of "qualifying incomes" a fund's foreign currency gains not "directly related" to its "principal business" of investing in stocks or securities (or options and futures with respect thereto). Such regulations might treat gains from some of the Fund's foreign currency-denominated positions as not "qualifying income" and there is a remote possibility that such regulations might be applied retroactively, in which case, the Fund might not qualify as a regulated investment company for one or more years. In the event the Treasury Department issues such regulations, the Fund's Board of Directors may authorize a significant change in investment strategy or Fund liquidation.

TRACKING ERROR RISK. For funds that are managed to an index, the fund may not track the index perfectly because differences between the index and the fund's portfolio can cause differences in performance. The investment manager purchases securities and other instruments in an attempt to replicate the performance of the index. However, the tools that the investment manager uses to replicate the index are not perfect and the fund's performance is affected by factors such as the size of the fund's portfolio, transaction costs,

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management fees and expenses, brokerage commissions and fees, the extent and timing of cash flows in and out of the fund and changes in the index.

In addition, the returns from a specific type of security (for example, mid-cap stocks) may trail returns from other asset classes or the overall market. Each type of security will go through cycles of doing better or worse than stocks or bonds in general. These periods may last for several years.

UNDERLYING FUND SELECTION RISK. The risk that the selected underlying funds' performance may be lower than the performance of the asset class they were selected to represent or may be lower than the performance of alternative underlying funds that could have been selected to represent the investment category.

INVESTMENT STRATEGIES

The following information supplements the discussion of each fund's investment objectives, policies, and strategies that are described in the prospectus and in this SAI. The following describes strategies that many mutual funds use and types of securities that they purchase. Please refer to the table titled Investment Strategies and Types of Investments to see which are applicable to various categories of funds.

AGENCY AND GOVERNMENT SECURITIES

The U.S. government and its agencies issue many different types of securities. U.S. Treasury bonds, notes, and bills and securities, including mortgage pass through certificates of the Government National Mortgage Association (GNMA), are guaranteed by the U.S. government.

Other U.S. government securities are issued or guaranteed by federal agencies or government-sponsored enterprises but are not guaranteed by the U.S. government. This may increase the credit risk associated with these investments. Government-sponsored entities issuing securities include privately owned, publicly chartered entities created to reduce borrowing costs for certain sectors of the economy, such as farmers, homeowners, and students. They include the Federal Farm Credit Bank System, Farm Credit Financial Assistance Corporation, Federal Home Loan Bank, Federal Home Loan Mortgage Corporation (FHLMC), Federal National Mortgage Association (FNMA), Student Loan Marketing Association (SLMA), and Resolution Trust Corporation (RTC). Government-sponsored entities may issue discount notes (with maturities ranging from overnight to 360 days) and bonds. Agency and government securities are subject to the same concerns as other debt obligations. (See also Debt Obligations and Mortgage- and Asset-Backed Securities.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with agency and government securities include: Active Management Risk, Inflation Risk, Interest Rate Risk, Prepayment and Extension Risk, and Reinvestment Risk.

BORROWING

A fund may borrow money for temporary purposes or to engage in transactions permissible under the 1940 Act that may be considered a borrowing (such as derivative instruments). Borrowings are subject to costs (in addition to any interest that may be paid) and typically reduce a fund's total return. Except as qualified above, however, a fund may not buy securities on margin.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with borrowing include: Active Management Risk and Inflation Risk.


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CASH/MONEY MARKET INSTRUMENTS

Cash-equivalent investments include short-term U.S. and Canadian government securities and negotiable certificates of deposit, non-negotiable fixed-time deposits, bankers' acceptances, and letters of credit of banks or savings and loan associations having capital, surplus, and undivided profits (as of the date of its most recently published annual financial statements) in excess of $100 million (or the equivalent in the instance of a foreign branch of a U.S. bank) at the date of investment. A fund also may purchase short-term notes and obligations of U.S. and foreign banks and corporations and may use repurchase agreements with broker-dealers registered under the Securities Exchange Act of 1934 and with commercial banks. (See also Commercial Paper, Debt Obligations, Repurchase Agreements, and Variable- or Floating-Rate Securities.) These types of instruments generally offer low rates of return and subject a fund to certain costs and expenses. See Appendix A for a discussion of securities ratings.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with cash/money market instruments include: Active Management Risk, Credit Risk, and Inflation Risk.

COLLATERALIZED BOND OBLIGATIONS

Collateralized bond obligations (CBOs) are investment grade bonds backed by a pool of junk bonds. CBOs are similar in concept to collateralized mortgage obligations (CMOs), but differ in that CBOs represent different degrees of credit quality rather than different maturities. (See also Mortgage- and Asset-Backed Securities.) Underwriters of CBOs package a large and diversified pool of high-risk, high-yield junk bonds, which is then separated into "tiers." Typically, the first tier represents the higher quality collateral and pays the lowest interest rate; the second tier is backed by riskier bonds and pays a higher rate; the third tier represents the lowest credit quality and instead of receiving a fixed interest rate receives the residual interest payments -- money that is left over after the higher tiers have been paid. CBOs, like CMOs, are substantially overcollateralized and this, plus the diversification of the pool backing them, earns them investment-grade bond ratings. Holders of third-tier CBOs stand to earn high yields or less money depending on the rate of defaults in the collateral pool. (See also High-Yield (High-Risk) Debt Securities (Junk Bonds).)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with CBOs include: Active Management Risk, Credit Risk, Interest Rate Risk and Prepayment and Extension Risk.

COMMERCIAL PAPER

Commercial paper is a short-term debt obligation with a maturity ranging from 2 to 270 days issued by banks, corporations, and other borrowers. It is sold to investors with temporary idle cash as a way to increase returns on a short-term basis. These instruments are generally unsecured, which increases the credit risk associated with this type of investment. (See also Debt Obligations and Illiquid and Restricted Securities.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with commercial paper include: Active Management Risk, Credit Risk, and Liquidity Risk.

COMMON STOCK

Common stock represents units of ownership in a corporation. Owners typically are entitled to vote on the selection of directors and other important matters as well as to receive dividends on their holdings. In the event that a corporation is liquidated, the claims of secured and unsecured creditors and owners of bonds and preferred stock take precedence over the claims of those who own common stock. The price of common stock is generally determined by corporate earnings, type of products or services offered, projected growth rates, experience of management, liquidity, and general market conditions for the markets on which the stock trades.



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Although one or more of the other risks described in this SAI may apply, the largest risks associated with common stock include: Active Management Risk, Issuer Risk, Market Risk, and Small and Mid-sized Company Risk.

CONVERTIBLE SECURITIES

Convertible securities are bonds, debentures, notes, preferred stocks, or other securities that may be converted into common, preferred or other securities of the same or a different issuer within a particular period of time at a specified price. Some convertible securities, such as preferred equity-redemption cumulative stock (PERCs), have mandatory conversion features. Others are voluntary. A convertible security entitles the holder to receive interest normally paid or accrued on debt or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted, or exchanged. Convertible securities have unique investment characteristics in that they generally (i) have higher yields than common stocks but lower yields than comparable non-convertible securities, (ii) are less subject to fluctuation in value than the underlying stock since they have fixed income characteristics, and (iii) provide the potential for capital appreciation if the market price of the underlying common stock increases.

The value of a convertible security is a function of its "investment value" (determined by its yield in comparison with the yields of other securities of comparable maturity and quality that do not have a conversion privilege) and its "conversion value" (the security's worth, at market value, if converted into the underlying common stock). The investment value of a convertible security is influenced by changes in interest rates, with investment value declining as interest rates increase and increasing as interest rates decline. The credit standing of the issuer and other factors also may have an effect on the convertible security's investment value. The conversion value of a convertible security is determined by the market price of the underlying common stock. If the conversion value is low relative to the investment value, the price of the convertible security is governed principally by its investment value. Generally, the conversion value decreases as the convertible security approaches maturity. To the extent the market price of the underlying common stock approaches or exceeds the conversion price, the price of the convertible security will be increasingly influenced by its conversion value. A convertible security generally will sell at a premium over its conversion value by the extent to which investors place value on the right to acquire the underlying common stock while holding a fixed income security.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with convertible securities include: Active Management Risk, Interest Rate Risk, Issuer Risk, Market Risk, Prepayment and Extension Risk, and Reinvestment Risk.

CORPORATE BONDS

Corporate bonds are debt obligations issued by private corporations, as distinct from bonds issued by a government agency or a municipality. Corporate bonds typically have four distinguishing features: (1) they are taxable; (2) they have a par value of $1,000; (3) they have a term maturity, which means they come due all at once; and (4) many are traded on major exchanges. Corporate bonds are subject to the same concerns as other debt obligations. (See also Debt Obligations and High-Yield (High-Risk) Debt Securities (Junk Bonds).) Corporate bonds may be either secured or unsecured. Unsecured corporate bonds are generally referred to as "debentures." See Appendix A for a discussion of securities ratings.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with corporate bonds include: Active Management Risk, Credit Risk, Interest Rate Risk, Issuer Risk, Prepayment and Extension Risk, and Reinvestment Risk.


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DEBT OBLIGATIONS

Many different types of debt obligations exist (for example, bills, bonds, or notes). Issuers of debt obligations have a contractual obligation to pay interest at a fixed, variable or floating rate on specified dates and to repay principal on a specified maturity date. Certain debt obligations (usually intermediate- and long-term bonds) have provisions that allow the issuer to redeem or "call" a bond before its maturity. Issuers are most likely to call these securities during periods of falling interest rates. When this happens, an investor may have to replace these securities with lower yielding securities, which could result in a lower return.

The market value of debt obligations is affected primarily by changes in prevailing interest rates and the issuers perceived ability to repay the debt. The market value of a debt obligation generally reacts inversely to interest rate changes. When prevailing interest rates decline, the price usually rises, and when prevailing interest rates rise, the price usually declines.

In general, the longer the maturity of a debt obligation, the higher its yield and the greater the sensitivity to changes in interest rates. Conversely, the shorter the maturity, the lower the yield but the greater the price stability.

As noted, the values of debt obligations also may be affected by changes in the credit rating or financial condition of their issuers. Generally, the lower the quality rating of a security, the higher the degree of risk as to the payment of interest and return of principal. To compensate investors for taking on such increased risk, those issuers deemed to be less creditworthy generally must offer their investors higher interest rates than do issuers with better credit ratings. (See also Agency and Government Securities, Corporate Bonds, and High-Yield (High-Risk) Debt Securities (Junk Bonds).)

Generally, debt obligations that are investment grade are those that have been rated in one of the top four credit quality categories by two out of the three independent rating agencies. In the event that a debt obligation has been rated by only two agencies, the most conservative, or lower, rating must be in one of the top four credit quality categories in order for the security to be considered investment grade. If only one agency has rated the debt obligation, that rating must be in one of the top four credit quality categories for the security to be considered investment grade. See Appendix A for a discussion of securities ratings.

All ratings limitations are applied at the time of purchase. Subsequent to purchase, a debt security may cease to be rated or its rating may be reduced below the minimum required for purchase by a fund. Neither event will require the sale of such a security, but it will be a factor in considering whether to continue to hold the security. To the extent that ratings change as a result of changes in a rating agency or its rating system, a fund will attempt to use comparable ratings as standards for selecting investments.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with debt obligations include: Active Management Risk, Credit Risk, Interest Rate Risk, Issuer Risk, Prepayment and Extension Risk, and Reinvestment Risk.

DEPOSITARY RECEIPTS

Some foreign securities are traded in the form of American Depositary Receipts
(ADRs). ADRs are receipts typically issued by a U.S. bank or trust company evidencing ownership of the underlying securities of foreign issuers. European Depositary Receipts (EDRs) and Global Depositary Receipts (GDRs) are receipts typically issued by foreign banks or trust companies, evidencing ownership of underlying securities issued by either a foreign or U.S. issuer. Generally, depositary receipts in registered form are designed for use in the U.S. and depositary receipts in bearer form are designed for use in securities markets outside the U.S. Depositary receipts may not necessarily be denominated in the same currency as the underlying securities into which they may be converted. Depositary receipts involve the risks of other investments in foreign



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securities. In addition, ADR holders may not have all the legal rights of shareholders and may experience difficulty in receiving shareholder communications. (See also Common Stock and Foreign Securities.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with depositary receipts include: Active Management Risk, Foreign/Emerging Markets Risk, Issuer Risk, and Market Risk.

DERIVATIVE INSTRUMENTS

Derivative instruments are commonly defined to include securities or contracts whose values depend, in whole or in part, on (or "derive" from) the value of one or more other assets, such as securities, currencies, or commodities. A derivative instrument generally consists of, is based upon, or exhibits characteristics similar to options or forward contracts. Such instruments may be used to maintain cash reserves while remaining fully invested, to offset anticipated declines in values of investments, to facilitate trading, to reduce transaction costs, or to pursue higher investment returns. Derivative instruments are characterized by requiring little or no initial payment. Their value changes daily based on a security, a currency, a group of securities or currencies, or an index. A small change in the value of the underlying security, currency, or index can cause a sizable percentage gain or loss in the price of the derivative instrument.

Options and forward contracts are considered to be the basic "building blocks" of derivatives. For example, forward-based derivatives include forward contracts, swap contracts, and exchange-traded futures. Forward-based derivatives are sometimes referred to generically as "futures contracts." Option-based derivatives include privately negotiated, over-the-counter (OTC) options (including caps, floors, collars, and options on futures) and exchange-traded options on futures. Diverse types of derivatives may be created by combining options or futures in different ways, and by applying these structures to a wide range of underlying assets.

OPTIONS. An option is a contract. A person who buys a call option for a security has the right to buy the security at a set price for the length of the contract. A person who sells a call option is called a writer. The writer of a call option agrees for the length of the contract to sell the security at the set price when the buyer wants to exercise the option, no matter what the market price of the security is at that time. A person who buys a put option has the right to sell a security at a set price for the length of the contract. A person who writes a put option agrees to buy the security at the set price if the purchaser wants to exercise the option during the length of the contract, no matter what the market price of the security is at that time. An option is covered if the writer owns the security (in the case of a call) or sets aside the cash or securities of equivalent value (in the case of a put) that would be required upon exercise.

The price paid by the buyer for an option is called a premium. In addition to the premium, the buyer generally pays a broker a commission. The writer receives a premium, less another commission, at the time the option is written. The premium received by the writer is retained whether or not the option is exercised. A writer of a call option may have to sell the security for a below-market price if the market price rises above the exercise price. A writer of a put option may have to pay an above-market price for the security if its market price decreases below the exercise price.

When an option is purchased, the buyer pays a premium and a commission. It then pays a second commission on the purchase or sale of the underlying security when the option is exercised. For record keeping and tax purposes, the price obtained on the sale of the underlying security is the combination of the exercise price, the premium, and both commissions.

One of the risks an investor assumes when it buys an option is the loss of the premium. To be beneficial to the investor, the price of the underlying security must change within the time set by the option contract. Furthermore, the change must be sufficient to cover the premium paid, the commissions paid both in the

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acquisition of the option and in a closing transaction or in the exercise of the option and sale (in the case of a call) or purchase (in the case of a put) of the underlying security. Even then, the price change in the underlying security does not ensure a profit since prices in the option market may not reflect such a change.

Options on many securities are listed on options exchanges. If a fund writes listed options, it will follow the rules of the options exchange. Options are valued at the close of the New York Stock Exchange. An option listed on a national exchange, Chicago Board Options Exchange, or NASDAQ will be valued at the last quoted sales price or, if such a price is not readily available, at the mean of the last bid and ask prices.

Options on certain securities are not actively traded on any exchange, but may be entered into directly with a dealer. These options may be more difficult to close. If an investor is unable to effect a closing purchase transaction, it will not be able to sell the underlying security until the call written by the investor expires or is exercised.

FUTURES CONTRACTS. A futures contract is a sales contract between a buyer (holding the "long" position) and a seller (holding the "short" position) for an asset with delivery deferred until a future date. The buyer agrees to pay a fixed price at the agreed future date and the seller agrees to deliver the asset. The seller hopes that the market price on the delivery date is less than the agreed upon price, while the buyer hopes for the contrary. Many futures contracts trade in a manner similar to the way a stock trades on a stock exchange and the commodity exchanges.

Generally, a futures contract is terminated by entering into an offsetting transaction. An offsetting transaction is effected by an investor taking an opposite position. At the time a futures contract is made, a good faith deposit called initial margin is set up. Daily thereafter, the futures contract is valued and the payment of variation margin is required so that each day a buyer would pay out cash in an amount equal to any decline in the contract's value or receive cash equal to any increase. At the time a futures contract is closed out, a nominal commission is paid, which is generally lower than the commission on a comparable transaction in the cash market.

Futures contracts may be based on various securities, securities indexes (such as the S&P 500 Index), foreign currencies and other financial instruments and indexes. A fund may engage in futures and related options transactions to produce incremental earnings, to hedge existing positions, and to increase flexibility. The fund intends to comply with Rule 4.5 of the Commodity Futures Trading Commission (CFTC), under which a mutual fund is exempt from the definition of a "commodity pool operator." The fund, therefore, is not subject to registration or regulation as a pool operator, meaning that the fund may invest in futures contracts without registering with the CFTC.

OPTIONS ON FUTURES CONTRACTS. Options on futures contracts give the holder a right to buy or sell futures contracts in the future. Unlike a futures contract, which requires the parties to the contract to buy and sell a security on a set date (some futures are settled in cash), an option on a futures contract merely entitles its holder to decide on or before a future date (within nine months of the date of issue) whether to enter into a contract. If the holder decides not to enter into the contract, all that is lost is the amount (premium) paid for the option. Further, because the value of the option is fixed at the point of sale, there are no daily payments of cash to reflect the change in the value of the underlying contract. However, since an option gives the buyer the right to enter into a contract at a set price for a fixed period of time, its value does change daily.

One of the risks in buying an option on a futures contract is the loss of the premium paid for the option. The risk involved in writing options on futures contracts an investor owns, or on securities held in its portfolio, is that there could be an increase in the market value of these contracts or securities. If that occurred, the option would be exercised and the asset sold at a lower price than the cash market price. To some extent, the risk of not realizing a gain could be reduced by entering into a closing transaction. An investor could enter into a closing transaction by purchasing an option with the same terms as the one previously sold. The cost


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to close the option and terminate the investor's obligation, however, might still result in a loss. Further, the investor might not be able to close the option because of insufficient activity in the options market. Purchasing options also limits the use of monies that might otherwise be available for long-term investments.

OPTIONS ON STOCK INDEXES. Options on stock indexes are securities traded on national securities exchanges. An option on a stock index is similar to an option on a futures contract except all settlements are in cash. A fund exercising a put, for example, would receive the difference between the exercise price and the current index level.

TAX AND ACCOUNTING TREATMENT. As permitted under federal income tax laws and to the extent a fund is allowed to invest in futures contracts, a fund would intend to identify futures contracts as mixed straddles and not mark them to market, that is, not treat them as having been sold at the end of the year at market value. If a fund is using short futures contracts for hedging purposes, the fund may be required to defer recognizing losses incurred on short futures contracts and on underlying securities.

Federal income tax treatment of gains or losses from transactions in options on futures contracts and indexes will depend on whether the option is a section 1256 contract. If the option is a non-equity option, a fund would either make a 1256(d) election and treat the option as a mixed straddle or mark to market the option at fiscal year end and treat the gain/loss as 40% short-term and 60% long-term.

The IRS has ruled publicly that an exchange-traded call option is a security for purposes of the 50%-of-assets test and that its issuer is the issuer of the underlying security, not the writer of the option, for purposes of the diversification requirements.

Accounting for futures contracts will be according to generally accepted accounting principles. Initial margin deposits will be recognized as assets due from a broker (a fund's agent in acquiring the futures position). During the period the futures contract is open, changes in value of the contract will be recognized as unrealized gains or losses by marking to market on a daily basis to reflect the market value of the contract at the end of each day's trading. Variation margin payments will be made or received depending upon whether gains or losses are incurred. All contracts and options will be valued at the last-quoted sales price on their primary exchange.

OTHER RISKS OF DERIVATIVES. The primary risk of derivatives is the same as the risk of the underlying asset, namely that the value of the underlying asset may go up or down. Adverse movements in the value of an underlying asset can expose an investor to losses. Derivative instruments may include elements of leverage and, accordingly, the fluctuation of the value of the derivative instrument in relation to the underlying asset may be magnified. The successful use of derivative instruments depends upon a variety of factors, particularly the investment manager's ability to predict movements of the securities, currencies, and commodity markets, which requires different skills than predicting changes in the prices of individual securities. There can be no assurance that any particular strategy will succeed.

Another risk is the risk that a loss may be sustained as a result of the failure of a counterparty to comply with the terms of a derivative instrument. The counterparty risk for exchange-traded derivative instruments is generally less than for privately-negotiated or OTC derivative instruments, since generally a clearing agency, which is the issuer or counterparty to each exchange-traded instrument, provides a guarantee of performance. For privately-negotiated instruments, there is no similar clearing agency guarantee. In all transactions, an investor will bear the risk that the counterparty will default, and this could result in a loss of the expected benefit of the derivative transaction and possibly other losses.


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When a derivative transaction is used to completely hedge another position, changes in the market value of the combined position (the derivative instrument plus the position being hedged) result from an imperfect correlation between the price movements of the two instruments. With a perfect hedge, the value of the combined position remains unchanged for any change in the price of the underlying asset. With an imperfect hedge, the values of the derivative instrument and its hedge are not perfectly correlated. For example, if the value of a derivative instrument used in a short hedge (such as writing a call option, buying a put option, or selling a futures contract) increased by less than the decline in value of the hedged investment, the hedge would not be perfectly correlated. Such a lack of correlation might occur due to factors unrelated to the value of the investments being hedged, such as speculative or other pressures on the markets in which these instruments are traded.

Derivatives also are subject to the risk that they cannot be sold, closed out, or replaced quickly at or very close to their fundamental value. Generally, exchange contracts are very liquid because the exchange clearinghouse is the counterparty of every contract. OTC transactions are less liquid than exchange-traded derivatives since they often can only be closed out with the other party to the transaction.

Another risk is caused by the legal unenforcibility of a party's obligations under the derivative. A counterparty that has lost money in a derivative transaction may try to avoid payment by exploiting various legal uncertainties about certain derivative products. (See also Foreign Currency Transactions.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with derivative instruments include: Active Management Risk, Derivatives Risk, and Liquidity Risk.

EXCHANGE-TRADED FUNDS

Exchange-traded funds (ETFs) represent shares of ownership in mutual funds, unit investment trusts or depositary receipts. ETFs hold portfolios of securities that closely track the performance and dividend yield of specific domestic or foreign market indexes.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with ETFs include: Active Management Risk and Market Risk.

FLOATING RATE LOANS

Most floating rate loans are acquired directly from the agent bank or from another holder of the loan by assignment. Most such loans are secured, and most impose restrictive covenants which must be met by the borrower. These loans are typically made by a syndicate of banks and institutional investors, represented by an agent bank which has negotiated and structured the loan and which is responsible generally for collecting interest, principal, and other amounts from the borrower on its own behalf and on behalf of the other lending institutions in the syndicate, and for enforcing its and their other rights against the borrower. Each of the lending institutions, including the agent bank, lends to the borrower a portion of the total amount of the loan, and retains the corresponding interest in the loan.

A fund's ability to receive payments of principal and interest and other amounts in connection with loans held by it will depend primarily on the financial condition of the borrower. The failure by the fund to receive scheduled interest or principal payments on a loan would adversely affect the income of the fund and would likely reduce the value of its assets, which would be reflected in a reduction in the fund's net asset value. Banks and other lending institutions generally perform a credit analysis of the borrower before originating a loan or purchasing an assignment in a loan. In selecting the loans in which the fund will invest, however, the investment manager will not rely on that credit analysis of the agent bank, but will perform its own investment analysis of the borrowers. The investment manager's analysis may include consideration of the borrower's financial strength and managerial experience, debt coverage, additional borrowing requirements or debt maturity schedules, changing financial conditions, and responsiveness to


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changes in business conditions and interest rates. The majority of loans the fund will invest in will be rated by one or more of the nationally recognized rating agencies. Investments in loans may be of any quality, including "distressed" loans, and will be subject to the fund's credit quality policy.

Loans may be structured in different forms, including assignments and participations. In an assignment, a fund purchases an assignment of a portion of a lender's interest in a loan. In this case, the fund may be required generally to rely upon the assigning bank to demand payment and enforce its rights against the borrower, but would otherwise be entitled to all of such bank's rights in the loan.

The borrower of a loan may, either at its own election or pursuant to terms of the loan documentation, prepay amounts of the loan from time to time. There is no assurance that a fund will be able to reinvest the proceeds of any loan prepayment at the same interest rate or on the same terms as those of the original loan.

Corporate loans in which a fund may purchase a loan assignment are made generally to finance internal growth, mergers, acquisitions, recapitalizations, stock repurchases, leveraged buy-outs, dividend payments to sponsors and other corporate activities. Under current market conditions, most of the corporate loans purchased by the fund will represent loans made to highly leveraged corporate borrowers. The highly leveraged capital structure of the borrowers in such transactions may make such loans especially vulnerable to adverse changes in economic or market conditions. The fund may hold investments in loans for a very short period of time when opportunities to resell the investments that the investment manager believes are attractive arise.

Certain of the loans acquired by a fund may involve revolving credit facilities under which a borrower may from time to time borrow and repay amounts up to the maximum amount of the facility. In such cases, the fund would have an obligation to advance its portion of such additional borrowings upon the terms specified in the loan assignment. To the extent that the fund is committed to make additional loans under such an assignment, it will at all times designate cash or securities in an amount sufficient to meet such commitments.

With respect to its management of investments in floating rate loans, the investment manager may seek to avoid receiving material, non-public information ("Confidential Information") about the issuers of floating rate loans being considered for acquisition by a fund or held in a fund's portfolio. In many instances, issuers may offer to furnish Confidential Information to prospective purchasers, and to holders, of the issuer's floating rate loans. The investment manager's decision not to receive Confidential Information may place the investment manager at a disadvantage relative to other investors in floating rate loans (which could have an adverse effect on the price the fund pays or receives when buying or selling loans). Also, in instances where holders of floating rate loans are asked to grant amendments, waivers or consent, the investment manager's ability to assess their significance or desirability may be adversely affected. For these and other reasons, it is possible that the investment manager's decision not to receive Confidential Information under normal circumstances could adversely affect the fund's investment performance.

Notwithstanding its intention in certain situations to not receive material, non-public information with respect to its management of investments in floating rate loans, the investment manager may from time to time come into possession of material, non-public information about the issuers of loans that may be held in a fund's portfolio. Possession of such information may in some instances occur despite the investment manager's efforts to avoid such possession, but in other instances the investment manager may choose to receive such information (for example, in connection with participation in a creditors' committee with respect to a financially distressed issuer). As, and to the extent, required by applicable law, the investment manager's ability to trade in these loans for the account of the fund could potentially be limited by its possession of such information. Such limitations on the investment manager's ability to trade could have an adverse effect on the fund by, for example, preventing the fund from selling a loan that is experiencing a material decline in value. In some instances, these trading restrictions could continue in effect for a substantial period of time.



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In some instances, other accounts managed by the investment manager may hold other securities issued by borrowers whose floating rate loans may be held in a fund's portfolio. These other securities may include, for example, debt securities that are subordinate to the floating rate loans held in the fund's portfolio, convertible debt or common or preferred equity securities. In certain circumstances, such as if the credit quality of the issuer deteriorates, the interests of holders of these other securities may conflict with the interests of the holders of the issuer's floating rate loans. In such cases, the investment manager may owe conflicting fiduciary duties to the fund and other client accounts. The investment manager will endeavor to carry out its obligations to all of its clients to the fullest extent possible, recognizing that in some cases certain clients may achieve a lower economic return, as a result of these conflicting client interests, than if the investment manager's client accounts collectively held only a single category of the issuer's securities.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with floating rate loans include: Active Management Risk, Credit Risk and Prepayment and Extension Risk.

FOREIGN CURRENCY TRANSACTIONS

Investments in foreign countries usually involve currencies of foreign countries. In addition, a fund may hold cash and cash equivalent investments in foreign currencies. As a result, the value of a fund's assets as measured in U.S. dollars may be affected favorably or unfavorably by changes in currency exchange rates and exchange control regulations. Also, a fund may incur costs in connection with conversions between various currencies. Currency exchange rates may fluctuate significantly over short periods of time causing a fund's NAV (Net Asset Value) to fluctuate. Currency exchange rates are generally determined by the forces of supply and demand in the foreign exchange markets, actual or anticipated changes in interest rates, and other complex factors. Currency exchange rates also can be affected by the intervention of U.S. or foreign governments or central banks, or the failure to intervene, or by currency controls or political developments.

SPOT RATES AND DERIVATIVE INSTRUMENTS. A fund may conduct its foreign currency exchange transactions either at the spot (cash) rate prevailing in the foreign currency exchange market or by entering into forward currency exchange contracts (forward contracts). (See also Derivative Instruments.) These contracts are traded in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. Because foreign currency transactions occurring in the interbank market might involve substantially larger amounts than those involved in the use of such derivative instruments, a fund could be disadvantaged by having to deal in the odd lot market for the underlying foreign currencies at prices that are less favorable than for round lots.

A fund may enter into forward contracts for a variety of reasons, but primarily it will enter into such contracts for risk management (hedging) or for investment purposes.

For hedging purposes, a fund may enter into forward contracts to settle a security transaction or handle dividend and interest collection. When a fund enters into a contract for the purchase or sale of a security denominated in a foreign currency or has been notified of a dividend or interest payment, it may desire to lock in the price of the security or the amount of the payment in dollars. By entering into a forward contract, a fund would be able to protect itself against a possible loss resulting from an adverse change in the relationship between different currencies from the date the security is purchased or sold to the date on which payment is made or received or when the dividend or interest is actually received.

A fund may also enter into forward contracts when management of the fund believes the currency of a particular foreign country may decline in value relative to another currency. When selling currencies forward in this fashion, a fund may seek to hedge the value of foreign securities it holds against an adverse move in exchange rates. The precise matching of forward contract amounts and the value of securities involved generally will not be possible since the future value of securities in foreign currencies more than likely will change between the date the forward contract is entered into and the date it matures. The projection of short-term currency market movements is extremely difficult and successful execution of a



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short-term hedging strategy is highly uncertain. A fund would not enter into such forward contracts or maintain a net exposure to such contracts when consummating the contracts would obligate it to deliver an amount of foreign currency in excess of the value of its securities or other assets denominated in that currency.

This method of protecting the value of the fund's securities against a decline in the value of a currency does not eliminate fluctuations in the underlying prices of the securities. It simply establishes a rate of exchange that can be achieved at some point in time. Although forward contracts tend to minimize the risk of loss due to a decline in value of hedged currency, they tend to limit any potential gain that might result should the value of such currency increase.

For investment purposes, a fund may invest in a combination of forward currency contracts and US dollar denominated market instruments in an attempt to obtain an investment result that is substantially the same as a direct investment in a foreign currency-denominated instrument. For example, the combination of U.S. dollar-denominated instruments with long forward currency exchange contracts creates a position economically equivalent to a position in the foreign currency, in anticipation of an increase in the value of the foreign currency against the U.S. dollar. Conversely, the combination of U.S. dollar-denominated instruments with short forward currency exchange contracts is economically equivalent to borrowing the foreign currency for delivery at a specified date in the future, in anticipation of a decrease in the value of the foreign currency against the U.S. dollar. Unanticipated changes in the currency exchange results could result in poorer performance for funds that enter into these types of transactions.

A fund may designate cash or securities in an amount equal to the value of the fund's total assets committed to consummating forward contracts entered into under the circumstance set forth immediately above. If the value of the securities declines, additional cash or securities will be designated on a daily basis so that the value of the cash or securities will equal the amount of the fund's commitments on such contracts.

At maturity of a forward contract, a fund may either deliver (if a contract to sell) or take delivery of (if a contract to buy) the foreign currency or terminate its contractual obligation by entering into an offsetting contract with the same currency trader, the same maturity date, and covering the same amount of foreign currency.
If a fund engages in an offsetting transaction, it would incur a gain or loss to the extent there has been movement in forward contract prices. If a fund engages in an offsetting transaction, it may subsequently enter into a new forward contract to buy or sell the foreign currency.

Although a fund values its assets each business day in terms of U.S. dollars, it may not intend to convert its foreign currencies into U.S. dollars on a daily basis. It would do so from time to time, and shareholders should be aware of currency conversion costs. Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the difference (spread) between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to a fund at one rate, while offering a lesser rate of exchange should a fund desire to resell that currency to the dealer.

It is possible, under certain circumstances, including entering into forward currency contracts for investment purposes, that the funds may have to limit or restructure their forward contract currency transactions to qualify as a "regulated investment company" under the Internal Revenue Code.

OPTIONS ON FOREIGN CURRENCIES. A fund may buy put and call options and write covered call and cash-secured put options on foreign currencies for hedging purposes and to gain exposure to foreign currencies. For example, a decline in the dollar value of a foreign currency in which securities are denominated will reduce the dollar value of such securities, even if their value in the foreign currency remains constant. In



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order to protect against the diminutions in the value of securities, a fund may buy put options on the foreign currency. If the value of the currency does decline, a fund would have the right to sell the currency for a fixed amount in dollars and would offset, in whole or in part, the adverse effect on its portfolio that otherwise would have resulted.

Conversely, where a change in the dollar value of a currency would increase the cost of securities a fund plans to buy, or where a fund would benefit from increased exposure to the currency, a fund may buy call options on the foreign currency. The purchase of the options could offset, at least partially, the changes in exchange rates.

As in the case of other types of options, however, the benefit to a fund derived from purchases of foreign currency options would be reduced by the amount of the premium and related transaction costs. In addition, where currency exchange rates do not move in the direction or to the extent anticipated, a fund could sustain losses on transactions in foreign currency options that would require it to forego a portion or all of the benefits of advantageous changes in rates.

A fund may write options on foreign currencies for the same types of purposes. For example, when a fund anticipates a decline in the dollar value of foreign-denominated securities due to adverse fluctuations in exchange rates it could, instead of purchasing a put option, write a call option on the relevant currency. If the expected decline occurs, the option would most likely not be exercised and the diminution in value of securities would be fully or partially offset by the amount of the premium received.

Similarly, instead of purchasing a call option when a foreign currency is expected to appreciate, a fund could write a put option on the relevant currency. If rates move in the manner projected, the put option would expire unexercised and allow the fund to hedge increased cost up to the amount of the premium.

As in the case of other types of options, however, the writing of a foreign currency option will constitute only a partial hedge up to the amount of the premium, and only if rates move in the expected direction. If this does not occur, the option may be exercised and the fund would be required to buy or sell the underlying currency at a loss that may not be offset by the amount of the premium. Through the writing of options on foreign currencies, the fund also may be required to forego all or a portion of the benefits that might otherwise have been obtained from favorable movements on exchange rates.

All options written on foreign currencies will be covered. An option written on foreign currencies is covered if a fund holds currency sufficient to cover the option or has an absolute and immediate right to acquire that currency without additional cash consideration upon conversion of assets denominated in that currency or exchange of other currency held in its portfolio. An option writer could lose amounts substantially in excess of its initial investments, due to the margin and collateral requirements associated with such positions.

Options on foreign currencies are traded through financial institutions acting as market-makers, although foreign currency options also are traded on certain national securities exchanges, such as the Philadelphia Stock Exchange and the Chicago Board Options Exchange, subject to SEC regulation. In an over-the-counter trading environment, many of the protections afforded to exchange participants will not be available. For example, there are no daily price fluctuation limits, and adverse market movements could therefore continue to an unlimited extent over a period of time. Although the purchaser of an option cannot lose more than the amount of the premium plus related transaction costs, this entire amount could be lost.

Foreign currency option positions entered into on a national securities exchange are cleared and guaranteed by the Options Clearing Corporation (OCC), thereby reducing the risk of counterparty default. Further, a liquid secondary market in options traded on a national securities exchange may be more readily available


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than in the over-the-counter market, potentially permitting a fund to liquidate open positions at a profit prior to exercise or expiration, or to limit losses in the event of adverse market movements.

The purchase and sale of exchange-traded foreign currency options, however, is subject to the risks of availability of a liquid secondary market described above, as well as the risks regarding adverse market movements, margining of options written, the nature of the foreign currency market, possible intervention by governmental authorities and the effects of other political and economic events. In addition, exchange-traded options on foreign currencies involve certain risks not presented by the over-the-counter market. For example, exercise and settlement of such options must be made exclusively through the OCC, which has established banking relationships in certain foreign countries for that purpose. As a result, the OCC may, if it determines that foreign governmental restrictions or taxes would prevent the orderly settlement of foreign currency option exercises, or would result in undue burdens on OCC or its clearing member, impose special procedures on exercise and settlement, such as technical changes in the mechanics of delivery of currency, the fixing of dollar settlement prices or prohibitions on exercise.
FOREIGN CURRENCY FUTURES AND RELATED OPTIONS. A fund may enter into currency futures contracts to buy or sell currencies. It also may buy put and call options and write covered call and cash-secured put options on currency futures. Currency futures contracts are similar to currency forward contracts, except that they are traded on exchanges (and have margin requirements) and are standardized as to contract size and delivery date. Most currency futures call for payment of delivery in U.S. dollars. A fund may use currency futures for the same purposes as currency forward contracts, subject to CFTC limitations.

Currency futures and options on futures values can be expected to correlate with exchange rates, but will not reflect other factors that may affect the value of the fund's investments. A currency hedge, for example, should protect a Yen-denominated bond against a decline in the Yen, but will not protect a fund against price decline if the issuer's creditworthiness deteriorates. Because the value of a fund's investments denominated in foreign currency will change in response to many factors other than exchange rates, it may not be possible to match the amount of a forward contract to the value of a fund's investments denominated in that currency over time.

A fund will hold securities or other options or futures positions whose values are expected to offset its obligations. The fund would not enter into an option or futures position that exposes the fund to an obligation to another party unless it owns either (i) an offsetting position in securities or (ii) cash, receivables and short-term debt securities with a value sufficient to cover its potential obligations. (See also Derivative Instruments and Foreign Securities.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with foreign currency transactions include: Active Management Risk, Derivatives Risk, Interest Rate Risk, and Liquidity Risk.

FOREIGN SECURITIES

Foreign securities, foreign currencies, and securities issued by U.S. entities with substantial foreign operations involve special risks, including those set forth below, which are not typically associated with investing in U.S. securities. Foreign companies are not generally subject to uniform accounting, auditing, and financial reporting standards comparable to those applicable to domestic companies. Additionally, many foreign stock markets, while growing in volume of trading activity, have substantially less volume than the New York Stock Exchange, and securities of some foreign companies are less liquid and more volatile than securities of domestic companies. Similarly, volume and liquidity in most foreign bond markets are less than the volume and liquidity in the U.S. and, at times, volatility of price can be greater than in the U.S. Further, foreign markets have different clearance, settlement, registration, and communication procedures and in certain markets there have been times when settlements have been unable to keep pace with the volume of



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securities transactions making it difficult to conduct such transactions. Delays in such procedures could result in temporary periods when assets are uninvested and no return is earned on them. The inability of an investor to make intended security purchases due to such problems could cause the investor to miss attractive investment opportunities.

Payment for securities without delivery may be required in certain foreign markets and, when participating in new issues, some foreign countries require payment to be made in advance of issuance (at the time of issuance, the market value of the security may be more or less than the purchase price). Some foreign markets also have compulsory depositories (i.e., an investor does not have a choice as to where the securities are held). Fixed commissions on some foreign stock exchanges are generally higher than negotiated commissions on U.S. exchanges. Further, an investor may encounter difficulties or be unable to pursue legal remedies and obtain judgments in foreign courts. There is generally less government supervision and regulation of business and industry practices, stock exchanges, brokers, and listed companies than in the U.S. It may be more difficult for an investor's agents to keep currently informed about corporate actions such as stock dividends or other matters that may affect the prices of portfolio securities. Communications between the U.S. and foreign countries may be less reliable than within the U.S., thus increasing the risk of delays or loss of certificates for portfolio securities. In addition, with respect to certain foreign countries, there is the possibility of nationalization, expropriation, the imposition of additional withholding or confiscatory taxes, political, social, or economic instability, diplomatic developments that could affect investments in those countries, or other unforeseen actions by regulatory bodies (such as changes to settlement or custody procedures).

The risks of foreign investing may be magnified for investments in emerging markets, which may have relatively unstable governments, economies based on only a few industries, and securities markets that trade a small number of securities.

The introduction of a single currency, the euro, on Jan. 1, 1999 for participating European nations in the Economic and Monetary Union (EU) presents unique uncertainties, including the legal treatment of certain outstanding financial contracts after Jan. 1, 1999 that refer to existing currencies rather than the euro; the establishment and maintenance of exchange rates; the fluctuation of the euro relative to non-euro currencies; whether the interest rate, tax or labor regimes of European countries participating in the euro will converge over time; and whether the conversion of the currencies of other EU countries such as the United Kingdom and Denmark into the euro and the admission of other non-EU countries such as Poland, Latvia, and Lithuania as members of the EU may have an impact on the euro.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with foreign securities include: Active Management Risk, Foreign/Emerging Markets Risk, and Issuer Risk.

FUNDING AGREEMENTS

A fund may invest in funding agreements issued by domestic insurance companies. Funding agreements are short-term, privately placed, debt obligations of insurance companies that offer a fixed- or floating-rate of interest. These investments are not readily marketable and therefore are considered to be illiquid securities. (See also Illiquid and Restricted Securities.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with funding agreements include: Credit Risk and Liquidity Risk.

HIGH-YIELD (HIGH-RISK) DEBT SECURITIES (JUNK BONDS)

High yield (high-risk) debt securities are sometimes referred to as junk bonds. They are non-investment grade (lower quality) securities that have speculative characteristics. Lower quality securities, while generally offering higher yields than investment grade securities with similar maturities, involve greater



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risks, including the possibility of default or bankruptcy. They are regarded as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal. The special risk considerations in connection with investments in these securities are discussed below.

See Appendix A for a discussion of securities ratings. (See also Debt Obligations.)

All fixed rate interest-bearing securities typically experience appreciation when interest rates decline and depreciation when interest rates rise. The market values of lower-quality and comparable unrated securities tend to reflect individual corporate developments to a greater extent than do higher rated securities, which react primarily to fluctuations in the general level of interest rates. Lower-quality and comparable unrated securities also tend to be more sensitive to economic conditions than are higher-rated securities. As a result, they generally involve more credit risks than securities in the higher-rated categories. During an economic downturn or a sustained period of rising interest rates, highly leveraged issuers of lower-quality securities may experience financial stress and may not have sufficient revenues to meet their payment obligations. The issuer's ability to service its debt obligations also may be adversely affected by specific corporate developments, the issuer's inability to meet specific projected business forecasts, or the unavailability of additional financing. The risk of loss due to default by an issuer of these securities is significantly greater than issuers of higher-rated securities because such securities are generally unsecured and are often subordinated to other creditors. Further, if the issuer of a lower quality security defaulted, an investor might incur additional expenses to seek recovery.

Credit ratings issued by credit rating agencies are designed to evaluate the safety of principal and interest payments of rated securities. They do not, however, evaluate the market value risk of lower-quality securities and, therefore, may not fully reflect the true risks of an investment. In addition, credit rating agencies may or may not make timely changes in a rating to reflect changes in the economy or in the condition of the issuer that affect the market value of the securities. Consequently, credit ratings are used only as a preliminary indicator of investment quality.

An investor may have difficulty disposing of certain lower-quality and comparable unrated securities because there may be a thin trading market for such securities. Because not all dealers maintain markets in all lower quality and comparable unrated securities, there is no established retail secondary market for many of these securities. To the extent a secondary trading market does exist, it is generally not as liquid as the secondary market for higher-rated securities. The lack of a liquid secondary market may have an adverse impact on the market price of the security. The lack of a liquid secondary market for certain securities also may make it more difficult for an investor to obtain accurate market quotations. Market quotations are generally available on many lower-quality and comparable unrated issues only from a limited number of dealers and may not necessarily represent firm bids of such dealers or prices for actual sales.

Legislation may be adopted from time to time designed to limit the use of certain lower quality and comparable unrated securities by certain issuers.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with high-yield (high-risk) securities include: Active Management Risk, Credit Risk, Interest Rate Risk, and Prepayment and Extension Risk.

ILLIQUID AND RESTRICTED SECURITIES

Illiquid securities are securities that are not readily marketable. These securities may include, but are not limited to, certain securities that are subject to legal or contractual restrictions on resale, certain repurchase agreements, and derivative instruments. To the extent a fund invests in illiquid or restricted securities, it may encounter difficulty in determining a market value for the securities. Disposing of illiquid or restricted securities may involve time-consuming negotiations and legal expense, and it may be difficult or impossible for a fund to sell the investment promptly and at an acceptable price.



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In determining the liquidity of all securities and derivatives, such as Rule 144A securities, which are unregistered securities offered to qualified institutional buyers, and interest-only and principal-only fixed mortgage-backed securities (IOs and POs) issued by the U.S. government or its agencies and instrumentalities the investment manager, under guidelines established by the Board, will consider any relevant factors including the frequency of trades, the number of dealers willing to purchase or sell the security and the nature of marketplace trades.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with illiquid and restricted securities include: Active Management Risk and Liquidity Risk.

INDEXED SECURITIES

The value of indexed securities is linked to currencies, interest rates, commodities, indexes, or other financial indicators. Most indexed securities are short- to intermediate-term fixed income securities whose values at maturity or interest rates rise or fall according to the change in one or more specified underlying instruments. Indexed securities may be more volatile than the underlying instrument itself and they may be less liquid than the securities represented by the index. (See also Derivative Instruments.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with indexed securities include: Active Management Risk, Liquidity Risk, and Market Risk.

INFLATION PROTECTED SECURITIES

Inflation is a general rise in prices of goods and services. Inflation erodes the purchasing power of an investor's assets. For example, if an investment provides a total return of 7% in a given year and inflation is 3% during that period, the inflation-adjusted, or real, return is 4%. Inflation protected securities are debt securities whose principal and/or interest payments are adjusted for inflation, unlike debt securities that make fixed principal and interest payments. One type of inflation-protected debt security is issued by the U.S. Treasury. The principal of these securities is adjusted for inflation as indicated by the Consumer Price Index for Urban Consumers (CPI) and interest is paid on the adjusted amount. The CPI is a measurement of changes in the cost of living, made up of components such as housing, food, transportation and energy.

If the CPI falls, the principal value of inflation-protected securities will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Conversely, if the CPI rises, the principal value of inflation-protected securities will be adjusted upward, and consequently the interest payable on these securities will be increased. Repayment of the original bond principal upon maturity is guaranteed in the case of U.S. Treasury inflation protected securities, even during a period of deflation. However, the current market value of the inflation-protected securities is not guaranteed and will fluctuate. Other inflation-indexed securities include inflation-related bonds, which may or may not provide a similar guarantee. If a guarantee of principal is not provided, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

Other issuers of inflation-protected debt securities include other U.S. government agencies or instrumentalities, corporations and foreign governments. There can be no assurance that the CPI or any foreign inflation index will accurately measure the real rate of inflation in the prices of goods and services. Moreover, there can be no assurance that the rate of inflation in a foreign country will be correlated to the rate of inflation in the United States.

If interest rates rise due to reasons other than inflation (for example, due to changes in currency exchange rates), investors in these securities may not be protected to the extent that the increase is not reflected in the bond's inflation measure.



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Any increase in principal for an inflation-protected security resulting from inflation adjustments is considered by IRS regulations to be taxable income in the year it occurs. For direct holders of an inflation-protected security, this means that taxes must be paid on principal adjustments even though these amounts are not received until the bond matures. By contrast, a fund holding these securities distributes both interest income and the income attributable to principal adjustments in the form of cash or reinvested shares, which are taxable to shareholders.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with inflation-protected securities include: Interest Rate Risk and Market Risk.

INVERSE FLOATERS

Inverse floaters are created by underwriters using the interest payment on securities. A portion of the interest received is paid to holders of instruments based on current interest rates for short-term securities. The remainder, minus a servicing fee, is paid to holders of inverse floaters. As interest rates go down, the holders of the inverse floaters receive more income and an increase in the price for the inverse floaters. As interest rates go up, the holders of the inverse floaters receive less income and a decrease in the price for the inverse floaters. (See also Derivative Instruments.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with inverse floaters include: Active Management Risk and Interest Rate Risk.

INVESTMENT COMPANIES

Investing in securities issued by registered and unregistered investment companies may involve the duplication of advisory fees and certain other expenses.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with the securities of other investment companies include: Active Management Risk and Market Risk.

LENDING OF PORTFOLIO SECURITIES

A fund may lend certain of its portfolio securities. The current policy of the Board is to make these loans, either long- or short-term, to broker-dealers. In making loans, the lender receives the market price in cash, U.S. government securities, letters of credit, or such other collateral as may be permitted by regulatory agencies and approved by the Board. If the market price of the loaned securities goes up, the lender will get additional collateral on a daily basis. If the market price of the loaned securities goes down, the borrower may request that some collateral be returned. The risks are that the borrower may not provide additional collateral when required or return the securities when due. During the existence of the loan, the lender receives cash payments equivalent to all interest or other distributions paid on the loaned securities. The lender may pay reasonable administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash or money market instruments held as collateral to the borrower or placing broker. The lender will receive reasonable interest on the loan or a flat fee from the borrower and amounts equivalent to any dividends, interest, or other distributions on the securities loaned.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with the lending of portfolio securities include:
Active Management Risk and Credit Risk.

LOAN PARTICIPATIONS

Loans, loan participations, and interests in securitized loan pools are interests in amounts owed by a corporate, governmental, or other borrower to a lender or consortium of lenders (typically banks, insurance companies, investment banks, government agencies, or international agencies). Loans involve a risk of loss



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in case of default or insolvency of the borrower and may offer less legal protection to an investor in the event of fraud or misrepresentation.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with loan participations include: Active Management Risk and Credit Risk.

MORTGAGE- AND ASSET-BACKED SECURITIES

Mortgage-backed securities represent direct or indirect participations in, or are secured by and payable from, mortgage loans secured by real property, and include single- and multi-class pass-through securities and Collateralized Mortgage Obligations (CMOs). These securities may be issued or guaranteed by U.S. government agencies or instrumentalities (see also Agency and Government Securities), or by private issuers, generally originators and investors in mortgage loans, including savings associations, mortgage bankers, commercial banks, investment bankers, and special purpose entities. Mortgage-backed securities issued by private lenders may be supported by pools of mortgage loans or other mortgage-backed securities that are guaranteed, directly or indirectly, by the U.S. government or one of its agencies or instrumentalities, or they may be issued without any governmental guarantee of the underlying mortgage assets but with some form of non-governmental credit enhancement. Commercial mortgage-backed securities (CMBS) are a specific type of mortgage-backed security collateralized by a pool of mortgages on commercial real estate.

Stripped mortgage-backed securities are a type of mortgage-backed security that receive differing proportions of the interest and principal payments from the underlying assets. Generally, there are two classes of stripped mortgage-backed securities: Interest Only and Principal Only. IOs entitle the holder to receive distributions consisting of all or a portion of the interest on the underlying pool of mortgage loans or mortgage-backed securities. POs entitle the holder to receive distributions consisting of all or a portion of the principal of the underlying pool of mortgage loans or mortgage-backed securities. The cash flows and yields on IOs and POs are extremely sensitive to the rate of principal payments (including prepayments) on the underlying mortgage loans or mortgage-backed securities. A rapid rate of principal payments may adversely affect the yield to maturity of IOs. A slow rate of principal payments may adversely affect the yield to maturity of POs. If prepayments of principal are greater than anticipated, an investor in IOs may incur substantial losses. If prepayments of principal are slower than anticipated, the yield on a PO will be affected more severely than would be the case with a traditional mortgage-backed security.

CMOs are hybrid mortgage-related instruments secured by pools of mortgage loans or other mortgage-related securities, such as mortgage pass through securities or stripped mortgage-backed securities. CMOs may be structured into multiple classes, often referred to as "tranches," with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including prepayments. Principal prepayments on collateral underlying a CMO may cause it to be retired substantially earlier than its stated maturity.

The yield characteristics of mortgage-backed securities differ from those of other debt securities. Among the differences are that interest and principal payments are made more frequently on mortgage-backed securities, usually monthly, and principal may be repaid at any time. These factors may reduce the expected yield.

Asset-backed securities have structural characteristics similar to mortgage-backed securities. Asset-backed debt obligations represent direct or indirect participation in, or secured by and payable from, assets such as motor vehicle installment sales contracts, other installment loan contracts, home equity loans, leases of various types of property, and receivables from credit card or other revolving credit arrangements. The credit quality of most asset-backed securities depends primarily on the credit quality of the assets underlying such securities, how well the entity issuing the security is insulated from the credit risk of the originator or any other affiliated entities, and the amount and quality of any credit enhancement of the securities. Payments or distributions of principal and interest on asset-backed debt obligations may be supported by non-governmental credit enhancements including letters of credit, reserve funds, overcollateralization, and guarantees by third parties.


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The market for privately issued asset-backed debt obligations is smaller and less liquid than the market for government sponsored mortgage-backed securities. (See also Derivative Instruments.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with mortgage and asset-backed securities include:
Active Management Risk, Credit Risk, Interest Rate Risk, Liquidity Risk, and Prepayment and Extension Risk.

MORTGAGE DOLLAR ROLLS

Mortgage dollar rolls are investments in which an investor sells mortgage-backed securities for delivery in the current month and simultaneously contracts to purchase substantially similar securities on a specified future date. While an investor foregoes principal and interest paid on the mortgage-backed securities during the roll period, the investor is compensated by the difference between the current sales price and the lower price for the future purchase as well as by any interest earned on the proceeds of the initial sale. The investor also could be compensated through the receipt of fee income equivalent to a lower forward price.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with mortgage dollar rolls include: Active Management Risk, Credit Risk, and Interest Rate Risk.

MUNICIPAL OBLIGATIONS

Municipal obligations include debt obligations issued by or on behalf of states, territories, possessions, or sovereign nations within the territorial boundaries of the United States (including the District of Columbia and Puerto Rico). The interest on these obligations is generally exempt from federal income tax. Municipal obligations are generally classified as either "general obligations" or "revenue obligations."

General obligation bonds are secured by the issuer's pledge of its full faith, credit, and taxing power for the payment of interest and principal. Revenue bonds are payable only from the revenues derived from a project or facility or from the proceeds of a specified revenue source. Industrial development bonds are generally revenue bonds secured by payments from and the credit of private users. Municipal notes are issued to meet the short-term funding requirements of state, regional, and local governments. Municipal notes include tax anticipation notes, bond anticipation notes, revenue anticipation notes, tax and revenue anticipation notes, construction loan notes, short-term discount notes, tax-exempt commercial paper, demand notes, and similar instruments.

Municipal lease obligations may take the form of a lease, an installment purchase, or a conditional sales contract. They are issued by state and local governments and authorities to acquire land, equipment, and facilities. An investor may purchase these obligations directly, or it may purchase participation interests in such obligations. Municipal leases may be subject to greater risks than general obligation or revenue bonds. State constitutions and statutes set forth requirements that states or municipalities must meet in order to issue municipal obligations. Municipal leases may contain a covenant by the state or municipality to budget for and make payments due under the obligation. Certain municipal leases may, however, provide that the issuer is not obligated to make payments on the obligation in future years unless funds have been appropriated for this purpose each year.

Yields on municipal bonds and notes depend on a variety of factors, including money market conditions, municipal bond market conditions, the size of a particular offering, the maturity of the obligation, and the rating of the issue. The municipal bond market has a large number of different issuers, many having smaller sized bond issues, and a wide choice of different maturities within each issue. For these reasons, most municipal bonds do not trade on a daily basis and many trade only rarely. Because many of these bonds trade infrequently, the spread between the bid and offer may be wider and the time needed to develop a bid


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or an offer may be longer than other security markets. See Appendix A for a discussion of securities ratings. (See also Debt Obligations.)

TAXABLE MUNICIPAL OBLIGATIONS. There is another type of municipal obligation that is subject to federal income tax for a variety of reasons. These municipal obligations do not qualify for the federal income exemption because (a) they did not receive necessary authorization for tax-exempt treatment from state or local government authorities, (b) they exceed certain regulatory limitations on the cost of issuance for tax-exempt financing or (c) they finance public or private activities that do not qualify for the federal income tax exemption. These non-qualifying activities might include, for example, certain types of multi-family housing, certain professional and local sports facilities, refinancing of certain municipal debt, and borrowing to replenish a municipality's underfunded pension plan.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with municipal obligations include: Credit Risk, Inflation Risk, Interest Rate Risk, Legal/Legislative Risk, and Market Risk.

PREFERRED STOCK

Preferred stock is a type of stock that pays dividends at a specified rate and that has preference over common stock in the payment of dividends and the liquidation of assets. Preferred stock does not ordinarily carry voting rights.

The price of a preferred stock is generally determined by earnings, type of products or services, projected growth rates, experience of management, liquidity, and general market conditions of the markets on which the stock trades.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with preferred stock include: Active Management Risk, Issuer Risk, and Market Risk.

REAL ESTATE INVESTMENT TRUSTS

Real estate investment trusts (REITs) are pooled investment vehicles that manage a portfolio of real estate or real estate related loans to earn profits for their shareholders. REITs are generally classified as equity REITs, mortgage REITs or a combination of equity and mortgage REITs. Equity REITs invest the majority of their assets directly in real property, such as shopping centers, nursing homes, office buildings, apartment complexes, and hotels, and derive income primarily from the collection of rents. Equity REITs can also realize capital gains by selling properties that have appreciated in value. Mortgage REITs invest the majority of their assets in real estate mortgages and derive income from the collection of interest payments. REITs can be subject to extreme volatility due to fluctuations in the demand for real estate, changes in interest rates, and adverse economic conditions. Similar to investment companies, REITs are not taxed on income distributed to shareholders provided they comply with certain requirements under the tax law. The failure of a REIT to continue to qualify as a REIT for tax purposes can materially affect its value. A fund will indirectly bear its proportionate share of any expenses paid by a REIT in which it invests.

REITs often do no provide complete tax information until after the calendar year-end. Consequently, because of the delay, it may be necessary for a fund investing in REITs to request permission to extend the deadline for issuance of Forms 1099-DIV beyond January 31.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with REITs include: Active Management Risk, Interest Rate Risk, Issuer Risk and Market Risk.


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REPURCHASE AGREEMENTS

Repurchase agreements may be entered into with certain banks or non-bank dealers. In a repurchase agreement, the purchaser buys a security at one price, and at the time of sale, the seller agrees to repurchase the obligation at a mutually agreed upon time and price (usually within seven days). The repurchase agreement determines the yield during the purchaser's holding period, while the seller's obligation to repurchase is secured by the value of the underlying security. Repurchase agreements could involve certain risks in the event of a default or insolvency of the other party to the agreement, including possible delays or restrictions upon the purchaser's ability to dispose of the underlying securities.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with repurchase agreements include: Active Management Risk and Credit Risk.

REVERSE REPURCHASE AGREEMENTS

In a reverse repurchase agreement, an investor sells a security and enters into an agreement to repurchase the security at a specified future date and price. The investor generally retains the right to interest and principal payments on the security. Since the investor receives cash upon entering into a reverse repurchase agreement, it may be considered a borrowing. (See also Derivative Instruments.) Although one or more of the other risks described in this SAI may apply, the largest risks associated with reverse repurchase agreements include:
Active Management Risk, Credit Risk, and Interest Rate Risk.

SHORT SALES

With short sales, an investor sells a security that it does not own in anticipation of a decline in the market value of the security. To complete the transaction, the investor must borrow the security to make delivery to the buyer. The investor is obligated to replace the security that was borrowed by purchasing it at the market price at the time of replacement. The price at such time may be more or less than the price at which the investor sold the security. A fund that is allowed to engage in short sales will designate cash or liquid securities to cover its open short positions. Those funds also may engage in "short sales against the box," a form of short-selling that involves selling a security that an investor owns (or has an unconditioned right to purchase) for delivery at a specified date in the future. This technique allows an investor to hedge protectively against anticipated declines in the market of its securities. If the value of the securities sold short increased between the date of the short sale and the date on which the borrowed security is replaced, the investor loses the opportunity to participate in the gain. A "short sale against the box" will result in a constructive sale of appreciated securities thereby generating capital gains to a fund.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with short sales include: Active Management Risk and Market Risk.

SOVEREIGN DEBT

A sovereign debtor's willingness or ability to repay principal and pay interest in a timely manner may be affected by a variety of factors, including its cash flow situation, the extent of its reserves, the availability of sufficient foreign exchange on the date a payment is due, the relative size of the debt service burden to the economy as a whole, the sovereign debtor's policy toward international lenders, and the political constraints to which a sovereign debtor may be subject. (See also Foreign Securities.)

With respect to sovereign debt of emerging market issuers, investors should be aware that certain emerging market countries are among the largest debtors to commercial banks and foreign governments. At times, certain emerging market countries have declared moratoria on the payment of principal and interest on external debt.



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Certain emerging market countries have experienced difficulty in servicing their sovereign debt on a timely basis that led to defaults and the restructuring of certain indebtedness. Sovereign debt includes Brady Bonds, which are securities issued under the framework of the Brady Plan, an initiative announced by former U.S. Treasury Secretary Nicholas F. Brady in 1989 as a mechanism for debtor nations to restructure their outstanding external commercial bank indebtedness.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with sovereign debt include: Active Management Risk, Credit Risk, and Foreign/Emerging Markets Risk.

STRUCTURED INVESTMENTS

A structured investment is a security whose return is tied to an underlying index or to some other security or pool of assets. Structured investments generally are individually negotiated agreements and may be traded over-the-counter. Structured investments are created and operated to restructure the investment characteristics of the underlying security. This restructuring involves the deposit with or purchase by an entity, such as a corporation or trust, of specified instruments, such as commercial bank loans, and the issuance by that entity of one or more classes of debt obligations ("structured securities") backed by, or representing interests in, the underlying instruments. The cash flow on the underlying instruments may be apportioned among the newly issued structured securities to create securities with different investment characteristics, such as varying maturities, payment priorities, and interest rate provisions. The extent of the payments made with respect to structured securities is dependent on the extent of the cash flow on the underlying instruments. Because structured securities typically involve no credit enhancement, their credit risk generally will be equivalent to that of the underlying instruments. Structured securities are often offered in different classes. As a result a given class of a structured security may be either subordinated or unsubordinated to the right of payment of another class. Subordinated structured securities typically have higher yields and present greater risks than unsubordinated structured securities. Structured securities are typically sold in private placement transactions, and at any given time there may be no active trading market for a particular structured security.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with structured investments include: Active Management Risk, Credit Risk, and Liquidity Risk.

SWAP AGREEMENTS

Swap agreements obligate one party to make payments to the other party based on the change in the market value of an index or other asset. In return, the other party agrees to make payments to the first party based on the return of another index or asset. Swap agreements entail the risk that a party will default on its payment obligations.

INTEREST RATE SWAPS. Interest rate swap agreements are used to obtain or preserve a desired return or spread at a lower cost than through a direct investment in an instrument that yields the desired return or spread. Swaps also may protect against changes in the price of securities that an investor anticipates buying or selling at a later date. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to several years. In a standard interest rate swap transaction, two parties agree to exchange their respective commitments to pay fixed or floating rates on a predetermined notional amount. The swap agreement notional amount is the predetermined basis for calculating the obligations that the swap counterparties have agreed to exchange. Under most swap agreements, the obligations of the parties are exchanged on a net basis. The two payment streams are netted out, with each party receiving or paying, as the case may be, only the net amount of the two payments.

Swap agreements are usually entered into at a zero net market value of the swap agreement commitments. The market values of the underlying commitments will change over time resulting in one of the



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commitments being worth more than the other and the net market value creating a risk exposure for one counterparty to the other.

Swap agreements may include embedded interest rate caps, floor and collars. In interest rate cap transactions, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or cap. Interest rate floor transactions require one party, in exchange for a premium to agree to make payments to the other to the extent that interest rates fall below a specified level, or floor. In interest rate collar transactions, one party sells a cap and purchases a floor, or vice versa, in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels or collar amounts.

Swap agreements are traded in the over-the-counter market and may be considered to be illiquid. A fund will enter into interest rate swap agreements only if the claims-paying ability of the other party or its guarantor is considered to be investment grade by the investment manager. Generally, the unsecured senior debt or the claims-paying ability of the other party or its guarantor must be rated in one of the three highest rating categories of at least one Nationally Recognized Statistical Rating Organization (NRSRO) at the time of entering into the transaction. If there is a default by the other party to such a transaction, a fund will have to rely on its contractual remedies (which may be limited by bankruptcy, insolvency or similar laws) pursuant to the agreements related to the transaction. In certain circumstances, a fund may seek to minimize counterparty risk by requiring the counterparty to post collateral.

CMBS TOTAL RETURN SWAPS. CMBS total return swaps are bilateral financial contracts designed to replicate synthetically the total returns of collateralized mortgage-backed securities.

CURRENCY SWAPS. Currency swaps are similar to interest rate swaps, except that they involve currencies instead of interest rates.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with swaps include: Credit Risk and Liquidity Risk.

VARIABLE- OR FLOATING-RATE SECURITIES

Variable-rate securities provide for automatic establishment of a new interest rate at fixed intervals (daily, monthly, semiannually, etc.). Floating-rate securities generally provide for automatic adjustment of the interest rate whenever some specified interest rate index changes. Variable- or floating-rate securities frequently include a demand feature enabling the holder to sell the securities to the issuer at par. In many cases, the demand feature can be exercised at any time. Some securities that do not have variable or floating interest rates may be accompanied by puts producing similar results and price characteristics. Variable-rate demand notes include master demand notes that are obligations that permit the investor to invest fluctuating amounts, which may change daily without penalty, pursuant to direct arrangements between the investor as lender, and the borrower. The interest rates on these notes fluctuate from time to time. The issuer of such obligations normally has a corresponding right, after a given period, to prepay in its discretion the outstanding principal amount of the obligations plus accrued interest upon a specified number of days' notice to the holders of such obligations. Because these obligations are direct lending arrangements between the lender and borrower, it is not contemplated that such instruments generally will be traded. There generally is not an established secondary market for these obligations. Accordingly, where these obligations are not secured by letters of credit or other credit support arrangements, the lender's right to redeem is dependent on the ability of the borrower to pay principal and interest on demand. Such obligations frequently are not rated by credit rating agencies and may involve heightened risk of default by the issuer.

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Although one or more of the other risks described in this SAI may apply, the largest risks associated with variable- or floating-rate securities include:
Active Management Risk and Credit Risk. See also, Floating Rate Loans.

WARRANTS

Warrants are securities giving the holder the right, but not the obligation, to buy the stock of an issuer at a given price (generally higher than the value of the stock at the time of issuance) during a specified period or perpetually. Warrants may be acquired separately or in connection with the acquisition of securities. Warrants do not carry with them the right to dividends or voting rights and they do not represent any rights in the assets of the issuer. Warrants may be considered to have more speculative characteristics than certain other types of investments. In addition, the value of a warrant does not necessarily change with the value of the underlying securities, and a warrant ceases to have value if it is not exercised prior to its expiration date.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with warrants include: Active Management Risk and Market Risk.

WHEN-ISSUED SECURITIES AND FORWARD COMMITMENTS

When-issued securities and forward commitments involve a commitment to purchase or sell specific securities at a predetermined price or yield in which payment and delivery take place after the customary settlement period for that type of security. Normally, the settlement date occurs within 45 days of the purchase although in some cases settlement may take longer. The investor does not pay for the securities or receive dividends or interest on them until the contractual settlement date. Such instruments involve the risk of loss if the value of the security to be purchased declines prior to the settlement date and the risk that the security will not be issued as anticipated. If the security is not issued as anticipated, a fund may lose the opportunity to obtain a price and yield considered to be advantageous.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with when-issued securities and forward commitments include: Active Management Risk and Credit Risk.

ZERO-COUPON, STEP-COUPON, AND PAY-IN-KIND SECURITIES

These securities are debt obligations that do not make regular cash interest payments (see also Debt Obligations). Zero-coupon and step-coupon securities are sold at a deep discount to their face value because they do not pay interest until maturity. Pay-in-kind securities pay interest through the issuance of additional securities. Because these securities do not pay current cash income, the price of these securities can be extremely volatile when interest rates fluctuate. See Appendix A for a discussion of securities ratings.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with zero-coupon, step-coupon, and pay-in-kind securities include: Active Management Risk, Credit Risk, and Interest Rate Risk.

A fund cannot issue senior securities but this does not prohibit certain investment activities for which assets of the fund are set aside, or margin, collateral or escrow arrangements are established, to cover the related obligations. Examples of those activities include borrowing money, delayed-delivery and when-issued securities transactions, and contracts to buy or sell options, derivatives, and hedging instruments.

SECURITIES TRANSACTIONS

Except as otherwise noted, the description of policies and procedures in this section also applies to any fund subadviser. Subject to policies set by the Board, as well as the terms of the investment management agreements, the investment manager or subadviser for subadvised funds is authorized to determine,



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consistent with a fund's investment objective and policies, which securities will be purchased, held, or sold. In determining where the buy and sell orders are to be placed, the investment manager has been directed to use its best efforts to obtain the best available price and the most favorable execution except where otherwise authorized by the Board. In selecting broker-dealers to execute transactions, the investment manager may consider the price of the security, including commission or mark-up, the size and difficulty of the order, the reliability, integrity, financial soundness, and general operation and execution capabilities of the broker, the broker's expertise in particular markets, and research services provided by the broker.

Each fund, the investment manager, any subadviser and Ameriprise Financial Services, Inc. (the distributor or Ameriprise Financial Services) has a strict Code of Ethics that prohibits affiliated personnel from engaging in personal investment activities that compete with or attempt to take advantage of planned portfolio transactions for the fund.

A fund's securities may be traded on a principal rather than an agency basis. In certain circumstances, the investment manager will trade directly with the issuer or with a dealer who buys or sells for its own account, rather than acting on behalf of another client. The investment manager does not pay the dealer commissions. Instead, the dealer's profit, if any, is the difference, or spread, between the dealer's purchase and sale price for the security.

On occasion, it may be desirable to compensate a broker for research services or for brokerage services by paying a commission that might not otherwise be charged or a commission in excess of the amount another broker might charge. The Board has adopted a policy authorizing the investment manager to do so to the extent authorized by law, if the investment manager determines, in good faith, that such commission is reasonable in relation to the value of the brokerage or research services provided by a broker or dealer, viewed either in the light of that transaction or the investment manager's overall responsibilities with respect to a fund and the other RiverSource funds for which it acts as investment manager (or by any fund subadviser to any other client of such subadviser).

Research provided by brokers supplements the investment manager's own research activities. Such services include economic data on, and analysis of, U.S. and foreign economies; information on specific industries; information about specific companies, including earnings estimates; purchase recommendations; portfolio strategy services; political, economic, business, and industry trend assessments; historical statistical information; market data services providing information on specific issues and prices; and technical analysis of various aspects of the securities markets, including technical charts. Research services may take the form of written reports, computer software, or personal contact by telephone or at seminars or other meetings. The investment manager has obtained, and in the future may obtain, computer hardware from brokers, including but not limited to personal computers that will be used exclusively for investment decision-making purposes, which include the research, portfolio management, and trading functions and other services to the extent permitted under an interpretation by the SEC.

When paying a commission that might not otherwise be charged or a commission in excess of the amount another broker might charge, the investment manager must follow procedures authorized by the Board. To date, three procedures have been authorized. One procedure permits the investment manager to direct an order to buy or sell a security traded on a national securities exchange to a specific broker for research services it has provided. The second procedure permits the investment manager, in order to obtain research, to direct an order on an agency basis to buy or sell a security traded in the over-the-counter market to a firm that does not make a market in that security. The commission paid generally includes compensation for research services. The third procedure permits the investment manager in order to obtain research and brokerage services, to cause a fund to pay a commission in excess of the amount another broker might have charged. The investment manager has advised the funds that it is necessary to do business with a number of brokerage firms on a continuing basis to obtain such services as the handling of large orders, the willingness of a broker to risk its own money by taking a position in a security, and the specialized handling of a particular group of securities that only certain brokers may be able to offer. As a result of this arrangement,



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some portfolio transactions may not be effected at the lowest commission, but the investment manager believes it may obtain better overall execution. The investment manager has represented that under all three procedures the amount of commission paid will be reasonable and competitive in relation to the value of the brokerage services performed or research provided.

All other transactions will be placed on the basis of obtaining the best available price and the most favorable execution. In so doing, if in the professional opinion of the person responsible for selecting the broker or dealer, several firms can execute the transaction on the same basis, consideration will be given by such person to those firms offering research services. Such services may be used by the investment manager in providing advice to all RiverSource funds (or by any fund subadviser to any other client of such subadviser) even though it is not possible to relate the benefits to any particular fund.

Each investment decision made for a fund is made independently from any decision made for another portfolio, fund, or other account advised by the investment manager. When a fund buys or sells the same security as another portfolio, fund, or account, the investment manager carries out the purchase or sale in a way believed to be fair to the fund. Although sharing in large transactions may adversely affect the price or volume purchased or sold by the fund, the fund hopes to gain an overall advantage in execution. On occasion, a fund may purchase and sell a security simultaneously in order to profit from short-term price disparities.

On a periodic basis, the investment manager makes a comprehensive review of the broker-dealers and the overall reasonableness of their commissions. The review evaluates execution, operational efficiency, and research services. The Board has adopted a policy prohibiting the investment manager, or any subadviser, from considering sales of shares of the funds as a factor in the selection of broker-dealers through which to execute securities transactions.

BROKERAGE COMMISSIONS PAID TO BROKERS AFFILIATED WITH THE INVESTMENT MANAGER

Affiliates of RiverSource Investments may engage in brokerage and other securities transactions on behalf of a fund according to procedures adopted by the Board and to the extent consistent with applicable provisions of the federal securities laws. Subject to approval by the Board, the same conditions apply to transactions with broker-dealer affiliates of any subadviser. The investment manager will use an affiliate only if (i) the investment manager determines that the fund will receive prices and executions at least as favorable as those offered by qualified independent brokers performing similar brokerage and other services for the fund and (ii) the affiliate charges the fund commission rates consistent with those the affiliate charges comparable unaffiliated customers in similar transactions and if such use is consistent with terms of the Investment Management Services Agreement.

VALUING FUND SHARES

In determining net assets before shareholder transactions, a fund's securities are valued as follows as of the close of business of the New York Stock Exchange (the Exchange):

     - Securities traded on a securities exchange for which a last-quoted sales price is readily available are valued at the last-quoted sales price on the exchange where such security is primarily traded.

     - Securities traded on a securities exchange for which a last-quoted sales price is not readily available are valued at the mean of the closing bid and asked prices, looking first to the bid and asked prices on the exchange where the security is primarily traded and, if none exist, to the over-the-counter market.



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     - Securities included in the NASDAQ National Market System are valued at the last-quoted sales price in this market.

     - Securities included in the NASDAQ National Market System for which a last-quoted sales price is not readily available, and other securities traded over-the-counter but not included in the NASDAQ National Market System are valued at the mean of the closing bid and asked prices.

     - Futures and options traded on major exchanges are valued at the last-quoted sales price on their primary exchange.

     - Foreign securities traded outside the United States are generally valued as of the time their trading is complete, which is usually different from the close of the Exchange. Foreign securities quoted in foreign currencies are translated into U.S. dollars utilizing spot exchange rates at the close of regular trading on the NYSE.

     - Occasionally, events affecting the value of securities occur between the time the primary market on which the securities are traded closes and the close of the Exchange. If events materially affect the value of securities, the securities will be valued at their fair value according to procedures decided upon in good faith by the Board. This occurs most commonly with foreign securities, but may occur in other cases. The fair value of a security is likely to be different from the quoted or published price.

     - Short-term securities maturing more than 60 days from the valuation date are valued at the readily available market price or approximate market value based on current interest rates. Short-term securities maturing in 60 days or less that originally had maturities of more than 60 days at acquisition date are valued at amortized cost using the market value on the 61st day before maturity. Short-term securities maturing in 60 days or less at acquisition date are valued at amortized cost. Amortized cost is an approximation of market value determined by systematically increasing the carrying value of a security if acquired at a discount, or reducing the carrying value if acquired at a premium, so that the carrying value is equal to maturity value on the maturity date.

     - Securities without a readily available market price and securities for which the price quotations or valuations received from other sources are deemed unreliable or not reflective of market value are valued at fair value as determined in good faith by the Board. The Board is responsible for selecting methods it believes provide fair value.

     - When possible, bonds are valued by a pricing service independent from the funds. If a valuation of a bond is not available from a pricing service, the bond will be valued by a dealer knowledgeable about the bond if such a dealer is available.

PORTFOLIO HOLDINGS DISCLOSURE

The funds' Board and the investment manager believe that the investment ideas of the investment manager with respect to management of a fund should benefit the fund and its shareholders, and do not want to afford speculators an opportunity to profit by anticipating fund trading strategies or by using fund portfolio holdings information for stock picking. However, each fund's Board also believes that knowledge of the fund's portfolio holdings can assist shareholders in monitoring their investments, making asset allocation decisions, and evaluating portfolio management techniques.

Each fund's Board has therefore adopted the investment manager's policies and approved the investment manager's procedures, including the investment manager's oversight of subadviser practices relating to disclosure of the fund's portfolio securities. These policies and procedures are intended to protect the confidentiality of fund portfolio holdings information and generally prohibit the release of such information until such information is made public, unless such persons have been authorized to receive such information



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on a selective basis, as described below. It is the policy of the fund not to provide or permit others to provide holdings information on a selective basis, and the investment manager does not intend to selectively disclose holdings information or expect that such holdings information will be selectively disclosed, except where necessary for the fund's operation or where there are legitimate business purposes for doing so and, in any case, where conditions are met that are designed to protect the interests of the fund and its shareholders. Although the investment manager seeks to limit the selective disclosure of portfolio holdings information and such selective disclosure is monitored under the fund's compliance program for conformity with the policies and procedures, there can be no assurance that these policies will protect the fund from the potential misuse of holdings information by individuals or firms in possession of that information. Under no circumstances may the investment manager, its affiliates or any employee thereof receive any consideration or compensation for disclosing such holdings information.

A complete schedule of each fund's portfolio holdings is available semi-annually and annually in shareholder reports filed on Form N-CSR and, after the first and third fiscal quarters, in regulatory filings on Form N-Q. These shareholder reports and regulatory filings are filed with the SEC in accordance with federal securities laws and are generally available within sixty (60) days of the end of a fund's fiscal quarter, on the SEC's website. Once holdings information is filed with the SEC, it will also be posted on the website (www.riversource.com), and it may be mailed, e-mailed or otherwise transmitted to any person.

In addition, the investment manager makes publicly available, on a monthly basis, information regarding a fund's top ten holdings (including name and percentage of a fund's assets invested in each such holding) and the percentage breakdown of a fund's investments by country, sector and industry, as applicable. This holdings information is generally made available through the website, marketing communications (including printed advertisements and sales literature), and/or telephone customer service centers that support the fund. This holdings information is generally not released until it is at least 30 days old.

From time to time, the investment manager may make partial or complete fund holdings information that is not publicly available on the website or otherwise available in advance of the time restrictions noted above (1) to its affiliated and unaffiliated service providers that require the information in the normal course of business in order to provide services to the fund (including, without limitation entities identified by name in the fund's prospectus or this SAI), such as custodians, auditors, subadvisers, financial printers (Cenveo, Inc., Vestek), pricing services (including Reuters Pricing Service, FT Interactive Data Corporation, Bear Stearns Pricing Service, and Kenny S&P), proxy voting services (Investor Responsibility Research Center, Inc.), and companies that deliver or support systems that provide analytical or statistical information (including, for example, Factset Research Systems, Bloomberg, L.P.), (2) to facilitate the review and/or rating of the fund by ratings and rankings agencies (including, for example, Morningstar, Inc., Thomson Financial and Lipper Inc.), and (3) other entities that provide trading, research or other investment related services. In such situations, the information is released subject to confidentiality agreements, duties imposed under applicable policies and procedures (e.g., applicable codes of ethics) designed to prevent the misuse of confidential information, general duties under applicable laws and regulations, or other such duties of confidentiality. In addition, the fund discloses holdings information as required by federal or state securities laws, and may disclose holdings information in response to requests by governmental authorities.

Each fund's Board has adopted the policies of the investment manager and approved the procedures Ameriprise Financial has established to ensure that the fund's holdings information is only disclosed in accordance with these policies. Before any selective disclosure of holdings information is permitted, the person seeking to disclose such holdings information must submit a written request to the Portfolio Holdings Committee ("PHC"). The PHC is comprised of members from the investment manager's General Counsel's Office, Compliance, and Communications. The PHC has been authorized by the funds' Board to perform an initial review of requests for disclosure of holdings information to evaluate whether there is a legitimate business purpose for selective disclosure, whether selective disclosure is in the best interests of a fund and its shareholders, to consider any potential conflicts of interest between the fund, the investment manager, and its

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affiliates, and to safeguard against improper use of holdings information. Factors considered in this analysis are whether the recipient has agreed to or has a duty to keep the holdings information confidential and whether risks have been mitigated such that the recipient has agreed or has a duty to use the holdings information only as necessary to effectuate the purpose for which selective disclosure was authorized, including a duty not to trade on such information. Before portfolio holdings may be selectively disclosed, requests approved by the PHC must also be authorized by a fund's Chief Compliance Officer or the fund's General Counsel. On at least an annual basis the PHC reviews the approved recipients of selective disclosure and, where appropriate, requires a resubmission of the request, in order to re-authorize any ongoing arrangements.

These procedures are intended to be reasonably designed to protect the confidentiality of fund holdings information and to prohibit their release to individual investors, institutional investors, intermediaries that distribute the funds' shares, and other parties, until such holdings information is made public or unless such persons have been authorized to receive such holdings information on a selective basis, as set forth above.

Although the investment manager has set up these procedures to monitor and control selective disclosure of holdings information, there can be no assurance that these procedures will protect a fund from the potential misuse of holdings information by individuals or firms in possession of that information.

PROXY VOTING

GENERAL GUIDELINES

The funds uphold a long tradition of sound and principled corporate governance. For approximately 30 years, the Board, which consists of a majority of independent directors, has voted proxies. The funds' administrator, Ameriprise Financial, provides support to the Board in connection with the proxy voting process. General guidelines are:

     - CORPORATE GOVERNANCE MATTERS - The Board supports proxy proposals that require changes or encourage decisions that have been shown to add shareholder value over time and votes against proxy proposals that entrench management.

     - CHANGES IN CAPITAL STRUCTURE - The Board votes for amendments to corporate documents that strengthen the financial condition of a business.

     - STOCK OPTION PLANS AND OTHER MANAGEMENT COMPENSATION ISSUES - The Board expects thoughtful consideration to be given by a company's management to developing a balanced compensation structure providing competitive current income with long-term employee incentives directly tied to the interest of shareholders and votes against proxy proposals that dilute shareholder value excessively.

     - SOCIAL AND CORPORATE POLICY ISSUES - The Board believes that proxy proposals should address the business interests of the corporation. Such proposals typically request that the company disclose or amend certain business practices but lack a compelling economic impact on shareholder value. In general, these matters are primarily the responsibility of management and should be reviewed by the corporation's Board of directors, unless they have a substantial impact on the value of a fund's investment.


Each proposal is viewed in light of the circumstances of the company submitting the proposal.

POLICY AND PROCEDURES

The policy of the Board is to vote all proxies of the companies in which a fund holds investments. The Board has implemented policies and procedures reasonably designed to ensure that there are no conflicts between interests of a fund's shareholders and those of the funds' investment manager, RiverSource Investments, or other affiliated entities.



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The recommendation of the management of a company as set out in the company's proxy statement is considered. In each instance in which a fund votes against the recommendation, the Board sends a letter to senior management of the company explaining the basis for its vote. This has permitted both the company's management and the fund's Board to gain better insight into issues presented by proxy proposals. In the case of foreign corporations, proxies of companies located in some countries may not be voted due to requirements of locking up the voting shares and when time constraints prohibit the processing of proxies.

From time to time a proxy proposal is presented that has not been previously considered by the Board or that the investment manager recommends be voted different from the votes cast for similar proposals. In making recommendations to the Board about voting on a proposal, the investment manager relies on its own investment personnel (or the investment personnel of a fund's subadvisers(s)) and information obtained from outside resources, including Glass Lewis & Co. The investment manager makes the recommendation in writing. The process established by the Board to vote proxies requires that either Board members or officers who are independent from the investment manager consider the recommendation and decide how to vote the proxy proposal.

PROXY VOTING RECORD

Information regarding how a fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 can be obtained without charge:

     -    Through www.riversource.com/funds,

     -    On a website maintained by the SEC, www.sec.gov, or

     - By calling the fund's administrator, Board Services Corporation, collect at (612) 330-9283.

SELLING SHARES

A fund will sell any shares presented by the shareholders (variable accounts or subaccounts) for sale. The policies on when or whether to buy or sell shares are described in your annuity or life insurance prospectus.

During an emergency the Board can suspend the computation of net asset value, stop accepting payments for purchase of shares, or suspend the duty of a fund to sell shares for more than seven days. Such emergency situations would occur if:

     - The Exchange closes for reasons other than the usual weekend and holiday closings or trading on the Exchange is restricted, or

     - Disposal of a fund's securities is not reasonably practicable or it is not reasonably practicable for the fund to determine the fair value of its net assets, or

     - The SEC, under the provisions of the 1940 Act, declares a period of emergency to exist.

Should a fund stop selling shares, the Board may make a deduction from the value of the assets held by the fund to cover the cost of future liquidations of the assets so as to distribute these costs fairly among all contract owners.

SYSTEMATIC INVESTMENT PROGRAMS

You decide how often to make payments -- monthly, quarterly, or semiannually. Provided your account meets the minimum balance requirement, you are not obligated to make any payments. You can omit payments or discontinue the investment program altogether. A fund also can change the program or end it at any time.

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AUTOMATIC DIRECTED DIVIDENDS

Dividends, including capital gain distributions, paid by another RiverSource fund may be used to automatically purchase shares in the same class of another fund. Dividends may be directed to existing accounts only. Dividends declared by a fund are exchanged to another fund the following day. Dividends can be exchanged into the same class of another RiverSource fund but cannot be split to make purchases in two or more funds. Automatic directed dividends are available between accounts of any ownership except:

 - Between a non-custodial account and an IRA, or 401(k) plan account or other qualified retirement account of which Ameriprise Trust Company acts as custodian;

 - Between two Ameriprise Trust Company custodial accounts with different owners (for example, you may not exchange dividends from your IRA to the IRA of your spouse); and

 - Between different kinds of custodial accounts with the same ownership (for example, you may not exchange dividends from your IRA to your 401(k) plan account, although you may exchange dividends from one IRA to another IRA).

Dividends may be directed from accounts established under UGMA or UTMA only into other UGMA or UTMA accounts with identical ownership.

Each fund's investment goal is described in its prospectus along with other information, including fees and expense ratios. Before exchanging dividends into another fund, you should read that fund's prospectus. You will receive a confirmation that the automatic directed dividend service has been set up for your account.

REJECTION OF BUSINESS

Each fund reserves the right to reject any business, in its sole discretion.

TAXES

A fund may be subject to U.S. taxes resulting from holdings in a passive foreign investment company (PFIC). To avoid taxation, a fund may make an election to mark to market. A foreign corporation is a PFIC when 75% or more of its gross income for the taxable year is passive income or 50% or more of the average value of its assets consists of assets that produce or could produce passive income.

Income earned by a fund may have had foreign taxes imposed and withheld on it in foreign countries. Tax conventions between certain countries and the U.S. may reduce or eliminate such taxes.

The Internal Revenue Code imposes two asset diversification rules that apply to each fund as of the close of each quarter. First, as to 50% of its holdings, the fund may hold no more than 5% of its assets in securities of one issuer and no more than 10% of any one issuer's outstanding voting securities. Second, a fund cannot have more than 25% of its assets in any one issuer.

AGREEMENTS

INVESTMENT MANAGEMENT SERVICES AGREEMENT

RiverSource Investments is the investment manager for each fund. Under the Investment Management Services Agreement, the investment manager, subject to the policies set by the Board, provides investment management services.

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For its services, the investment manager is paid a fee monthly based on the following schedule. The fee is calculated for each calendar day on the basis of net assets as of the close of the preceding business day.

         TABLE 2. INVESTMENT MANAGEMENT SERVICES AGREEMENT FEE SCHEDULE





       FUND                          ASSETS (BILLIONS)               ANNUAL RATE AT EACH ASSET LEVEL

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Fundamental Value


Before the fee based on the asset charge is paid, it is adjusted for the fund's investment performance relative to the Lipper Large-Cap Value Index (Index). If the Index ceases to be published for a period of more than 90 days, changes in any material respect, or otherwise becomes impracticable to use for purposes of the adjustment, no adjustment will be made until the Board approves a substitute index. The adjustment increased or decreased the fee for the last fiscal period as shown in the following table.

The adjustment, determined monthly, will be determined by measuring the percentage difference over a rolling 12-month period between the performance of one share of the fund and the change in the Index. The performance difference is then used to determine the adjustment rate. The adjustment rate, computed to five decimal places, is determined in accordance with the following table.

              TABLE 3. PERFORMANCE INCENTIVE ADJUSTMENT CALCULATION





                                           EQUITY FUNDS

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   PERFORMANCE

   DIFFERENCE                                      ADJUSTMENT RATE

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0.00%-0.50%         0
0.50%-1.00%         6 basis points times the performance difference over 0.50%, times 100
                    (maximum of 3 basis points if a 1% performance difference)
1.00%-2.00%         3 basis points, plus 3 basis points times the performance difference over
                    1.00%, times 100 (maximum 6 basis points if a 2% performance difference)
2.00%-4.00%         6 basis points, plus 2 basis points times the performance difference over
                    2.00%, times 100 (maximum 10 basis points if a 4% performance difference)
4.00%-6.00%         10 basis points, plus 1 basis point times the performance difference over
                    4.00%, times 100 (maximum 12 basis points if a 6% performance difference)
6.00% or more       12 basis points


For example, if the performance difference for an Equity Fund is 2.38%, the adjustment rate is 0.000676 (0.0006 [6 basis points] plus 0.0038 [the 0.38% performance difference over 2.00%] x 0.0002 [2 basis points] x 100 (0.000076)). Rounded to five decimal places, the adjustment rate is 0.00068. The maximum adjustment rate for the fund is 0.0012 per year. Where the fund's performance exceeds that of the Index, the fee paid to the investment manager will increase. Where the performance of the Index exceeds the performance of the fund, the fee paid to the investment manager will decrease. The 12-month comparison period rolls over with each succeeding month, so that it always equals 12 months, ending with the month for which the performance adjustment is being computed.

If an Index ceases to be published for a period of more than 90 days, changes in any material respect, otherwise becomes impracticable or, at the discretion of the Board, is no longer appropriate to use for purposes of a performance incentive adjustment, for example, if Lipper reclassifies the fund from one peer group to another, the Board may take action it deems appropriate and in the best interests of shareholders, including: (1) discontinuance of the performance incentive adjustment until such time as it approves a substitute index, or (2) adoption of a methodology to transition to a substitute index it has approved.

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TRANSITIONS. In the case of a change in index, a fund's performance will be compared to a 12 month blended index return that reflects the performance of the current index for the portion of the 12 month performance measurement period beginning the effective date of the current index and the performance of the prior index for the remainder of the measurement period. At the conclusion of the transition period, the performance of the prior index will be eliminated from the performance incentive adjustment calculation, and the calculation will include only the performance of the current index.

The management fee is paid monthly. Under the agreement, a fund also pays taxes, brokerage commissions and nonadvisory expenses, which include custodian fees and expenses, audit expenses, cost of items sent to contract owners, postage, fees and expenses paid to Board members who are not officers or employees of the investment manager, fees and expenses of attorneys, costs of fidelity and surety bonds, SEC registration fees, expenses of preparing prospectuses and of printing and distributing prospectuses to existing contract owners, losses due to theft or other wrong doing or due to liabilities not covered by bond or agreement, expenses incurred in connection with lending securities and expenses properly payable by a fund, approved by the Board. All other expenses are borne by the investment manager.

BASIS FOR BOARD APPROVAL OF THE INVESTMENT MANAGEMENT SERVICES AGREEMENT

RiverSource Investments, LLC (RiverSource Investments), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to the Fund. Under an investment management services agreement (the IMS Agreement), the investment manager provides investment advice and other services to the Fund. The Fund's Board of Directors (the Board) and the Board's Investment Review and Contracts Committees monitor these services.

The independent Board members determined to approve the IMS Agreement based on the following factors:

In addition to portfolio management and investment research, RiverSource Investments and its affiliates provide portfolio trading, daily net asset value calculation, management of cash flows, product development, administration of its compliance and legal departments, access to distribution, accounting and recordkeeping, and reporting to the Board and shareholders. The Board also noted RiverSource Investments commitment to a culture that adheres to ethical business practice, assigns accountability to senior management and seeks to identify conflicts and propose appropriate action to minimize the risks posed by the conflicts. The Board concluded that the services to be provided are consistent with services provided by investment managers to comparable mutual funds (as compiled by Lipper Analytical Services).

The Board also evaluated the price for the services to be provided by RiverSource Investments, noting the existence of a pricing philosophy, established by the Board and RiverSource Investments, that seeks to maintain total Fund expenses within a range of the median expenses charged to comparable funds sold through financial advisers. It also noted that RiverSource Investments has agreed to voluntarily impose expense caps to achieve this pricing objective. In the case of the Disciplined Small Cap Value Fund, the Board also took into account the effect of the proposed performance incentive adjustment on the advisory fee. In this regard, the Board determined the appropriateness of (i) the use of the relevant index for the performance comparison; (ii) the methodology for determining when the Board may change an index used to calculate the performance incentive adjustment; (iii) the periods used for averaging the Fund's assets and computing investment performance; and
(iv) the length of the period over which performance is computed.

The Board considered the economies of scale that might be realized by RiverSource Investments as the Fund grows and took note of the extent to which Fund shareholders also might benefit from such growth. The Board considered that the IMS Agreement provides for lower fees as assets increase at pre-established breakpoints and concluded that the IMS Agreement satisfactorily provided for sharing these economies of scale.

The Board took into account the Contracts Committee's discussion comparing the fees RiverSource Investments will charge to the Fund with those it charges to institutional clients, noting that the relatively



--------------------------------------------------------------------------------
higher fees to be paid by the Fund are principally attributable to the additional services required to manage a regulated mutual fund such as the Fund, and the operation of a large mutual fund family. The Board also considered the profitability of RiverSource Investments and its affiliates. The Board concluded that RiverSource Investments' overall costs and profitability were appropriate.

The Board considered that the fees paid by the Fund should help permit RiverSource Investments to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit. Based on the foregoing, the Board concluded that the fees paid to RiverSource Investments under the IMS Agreement were fair and reasonable and determined to approve the IMS Agreement.

SUBADVISORY AGREEMENTS

The assets of certain funds are managed by subadvisers that have been selected by the investment manager, subject to the review and approval of the Board. The investment manager has recommended the subadvisers to the Board based upon its assessment of the skills of the subadvisers in managing other assets with objectives and investment strategies substantially similar to those of the applicable fund. Short-term investment performance is not the only factor in selecting or terminating a subadviser, and the investment manager does not expect to make frequent changes of subadvisers. Certain subadvisers, affiliated with the investment manager, have been directly approved by shareholders.



The investment manager allocates the assets of a fund with multiple subadvisers among the subadvisers. Each subadviser has discretion, subject to oversight by the Board and the investment manager, to purchase and sell portfolio assets, consistent with the fund's investment objectives, policies, and restrictions. Generally, the services that a subadviser provides to the fund are limited to asset management and related recordkeeping services.

The investment manager has entered into an advisory agreement with each subadviser under which the subadviser provides investment advisory assistance and day-to-day management of some or all of the fund's portfolio, as well as investment research and statistical information. A subadviser may also serve as a discretionary or non-discretionary investment adviser to management or advisory accounts that are unrelated in any manner to the investment manager or its affiliates.

The following table shows the advisory fee schedules for fees paid by the investment manager the subadviser:

           TABLE 4. SUBADVISER AND SUBADVISORY AGREEMENT FEE SCHEDULE





                                                                             PARENT
                                                                            COMPANY,
          FUND                            SUBADVISER NAME                    IF ANY                 FEE SCHEDULE

--------------------------------------------------------------------------------------------------------------------------


Fundamental Value         Davis Advisors (Davis)(a)                            N/A        0.45% on the first $100 million,
                          (effective                                                            reducing to 0.35% as
                                                                                                   assets increase


PORTFOLIO MANAGERS. The following table provides information about the funds' portfolio managers as of the end of the most recent fiscal period.

                           TABLE 5. PORTFOLIO MANAGERS





                                         OTHER ACCOUNTS MANAGED
                                  -------------------------------------    NUMBER OF
                                                     APPROXIMATE TOTAL   ACCOUNTS AND  OWNERSHIP    POTENTIAL
                                  NUMBER AND TYPE       NET ASSETS         AGGREGATE    OF FUND     CONFLICTS   STRUCTURE OF
    FUND     PORTFOLIO MANAGER      OF ACCOUNT     (EXCLUDING THE FUND)    SSETS(a)    SHARES(b)   OF INTEREST  COMPENSATION

----------------------------------------------------------------------------------------------------------------------------


Fundamental  Christopher C. Davis                                                      None             (1)          (1)
Value
             Kenneth C. Feinberg




--------------------------------------------------------------------------------

     (a) Number of accounts for which the advisory fee paid to RiverSource Investments is based in part on performance.

     (b) The fund is new and shares were not yet being offered as of Jan. 31,
         2005



ADMINISTRATIVE SERVICES AGREEMENT



Each fund has an Administrative Services Agreement with Ameriprise Financial. Under this agreement, the fund pays Ameriprise Financial for providing administration and accounting services. The fees are calculated as follows:

             TABLE 6. ADMINISTRATIVE SERVICES AGREEMENT FEE SCHEDULE





                                             ASSET LEVELS AND BREAKPOINTS IN APPLICABLE FEES
                      ---------------------------------------------------------------------------------------------
                                         $500,000,001 -     $1,000,000,001 -   $3,000,000,001 -
      FUND            $0 - 500,000,000   1,000,000,000      3,000,000,000      12,000,000,000     $12,000,000,001 +

-------------------------------------------------------------------------------------------------------------------


Fundamental Value




The fee is calculated for each calendar day on the basis of net assets as of the close of the preceding business day.

Third parties with which Ameriprise Financial contracts to provide services for the fund or its shareholders may pay a fee to Ameriprise Financial to help defray the cost of providing administrative and accounting services. The amount of any such fee is negotiated separately with each service provider and does not constitute compensation for investment advisory, distribution, or other services. Payment of any such fee neither increases nor reduces fees or expenses paid by shareholders of the fund.

PLAN AND AGREEMENT OF DISTRIBUTION

To help defray the cost of distribution and servicing, each fund approved a Plan of Distribution (Plan) and entered into an agreement under the Plan pursuant to Rule 12b-1 under the 1940 Act with IDS Life Insurance Company (IDS Life). Under the Plan, of the type known as a reimbursement plan, the fund pays a fee up to actual expenses incurred at an annual rate of up to 0.125% of the fund's average daily net assets.

Expenses covered under this Plan include sales commissions; business, employee and financial advisor expenses charged to distribution of shares; and overhead appropriately allocated to the sale of shares. These expenses also include costs of providing personal service to contract owners. A substantial portion of the costs are not specifically identified to any one of the RiverSource Variable Portfolio Funds. The fee is not allocated to any one service (such as advertising, payments to underwriters, or other uses). However, a significant portion of the fee is generally used for sales and promotional expenses.

The Plan must be approved annually by the Board, including a majority of the disinterested Board members, if it is to continue for more than a year. At least quarterly, the Board reviews written reports concerning the amounts expended under the Plan and the purposes for which such expenditures were made. The Plan and any agreement related to it may be terminated at any time by vote of a majority of Board members who are not interested persons of the fund and have no direct or indirect financial interest in the operation of the Plan or in any agreement related to the Plan, or by vote of a majority of the outstanding voting securities of the fund or by IDS Life. Any agreement related to the Plan will terminate in the event of its assignment, as that term is defined in the 1940 Act. The Plan may not be amended to increase the amount to be spent for distribution without shareholder approval, and all material amendments to the Plan must be approved by a majority of the Board members, including a majority of the Board members who are not interested persons of the fund and who do not have a financial interest in the operation of the Plan or any agreement related to



--------------------------------------------------------------------------------
it. The selection and nomination of disinterested Board members is the responsibility of the other disinterested Board members. No Board member who is not an interested person has any direct or indirect financial interest in the operation of the Plan or any related agreement.

CUSTODIAN AGREEMENT

The fund's securities and cash are held by Ameriprise Trust Company, 200 Ameriprise Financial Center, Minneapolis, MN 55474, through a custodian agreement. The custodian is permitted to deposit some or all of its securities in central depository systems as allowed by federal law. For its services, the fund pays the custodian a maintenance charge and a charge per transaction in addition to reimbursing the custodian's out-of-pocket expenses.

The custodian may enter into a sub-custodian agreement with the Bank of New York, 90 Washington Street, New York, NY 10286. As part of this arrangement, securities purchased outside the United States are maintained in the custody of various foreign branches of Bank of New York or in other financial institutions as permitted by law and by the fund's sub-custodian agreement.

ORGANIZATIONAL INFORMATION

Each fund is an open-end management investment company. The fund's headquarters are at 901 S. Marquette Ave., Suite 2810, Minneapolis, MN 55402-3268.

SHARES

Each fund is owned by subaccounts, its shareholders. The shares of a fund represent an interest in that fund's assets only (and profits or losses), and, in the event of liquidation, each share of a fund would have the same rights to dividends and assets as every other share of that fund.

VOTING RIGHTS

For a discussion of the rights of contract owners concerning the voting of shares held by the subaccounts, please see your annuity or life insurance contract prospectus. All shares have voting rights over the fund's management and fundamental policies. Each share is entitled to vote based on the total dollar interest in the fund. All shares have cumulative voting rights with respect to the election of Board members. This means that shareholders have as many votes as the dollar amount owned, including the fractional amount, multiplied by the number of members to be elected.

    TABLE 7. FUND HISTORY TABLE FOR ALL RIVERSOURCE VARIABLE PORTFOLIO FUNDS





                                                                       DATE FUND
                                                            DATE OF      BECAME       FORM OF      STATE OF     FISCAL
                         FUND*                           ORGANIZATION  AVAILABLE   ORGANIZATION  ORGANIZATION  YEAR END  DIVERSIFIED

------------------------------------------------------------------------------------------------------------------------------------


AXP VARIABLE PORTFOLIO - INCOME SERIES, INC.               4/27/81,
                                                          6/13/86(1)               Corporation      NV/MN        8/31
  RiverSource Variable Portfolio - Core Bond Fund                        2/4/04                                             Yes
  RiverSource Variable Portfolio - Diversified Bond                                                                         Yes
  Fund(2)
  RiverSource Variable Portfolio - Global Bond Fund                                                                          No
  RiverSource Variable Portfolio -
  Global Inflation Protected Securities Fund                            9/13/04                                              No
  RiverSource Variable Portfolio - High Yield Bond                                                                          Yes
  Fund(2)
  RiverSource Variable Portfolio - Income
  Opportunities Fund                                                     6/1/04                                             Yes
  RiverSource Variable Portfolio -                                                                                          Yes
  Short Duration U.S. Government Fund(2)
AXP VARIABLE PORTFOLIO - INVESTMENT SERIES, INC.           4/27/81,                Corporation      NV/MN        8/31
                                                          6/13/86(1)
  RiverSource Variable Portfolio - Emerging Markets                                                                         Yes
  Fund(3)




--------------------------------------------------------------------------------


  RiverSource Variable Portfolio - Growth Fund                                                                              Yes
  RiverSource Variable Portfolio -                                                                                          Yes
  International Opportunity Fund(3), (4)
  RiverSource Variable Portfolio - Large Cap Equity                                                                         Yes
  Fund(3)
  RiverSource Variable Portfolio - Large Cap Value Fund                  2/4/04                                             Yes
  RiverSource Variable Portfolio - Mid Cap Growth                                                                           Yes
  Fund(4)
  RiverSource Variable Portfolio - Mid Cap Value Fund                    5/2/05                                             Yes
  RiverSource Variable Portfolio - New Dimensions Fund                                                                      Yes
  RiverSource Variable Portfolio - S&P 500 Index Fund                                                                       Yes
  RiverSource Variable Portfolio - Small Cap Advantage                                                                      Yes
  Fund
  RiverSource Variable Portfolio - Strategy Aggressive                                                                      Yes
  Fund
AXP VARIABLE PORTFOLIO - MANAGED SERIES, INC.               3/5/85                 Corporation        MN         8/31
  RiverSource Variable Portfolio - Balanced Fund(4)                                                                         Yes
  RiverSource Variable Portfolio -                                                                                          Yes
  Diversified Equity Income Fund
AXP VARIABLE PORTFOLIO - MONEY MARKET SERIES, INC.         4/27/81,                Corporation      NV/MN        8/31
                                                          6/13/86(1)
  RiverSource Variable Portfolio - Cash Management Fund                                                                     Yes
AXP VARIABLE PORTFOLIO - PARTNERS SERIES, INC.              5/9/01                 Corporation        MN         8/31
  RiverSource Variable Portfolio - Fundamental Value                                                                        Yes
  Fund
  RiverSource Variable Portfolio - Select Value Fund                     2/4/04                                             Yes
  RiverSource Variable Portfolio - Small Cap Value Fund                                                                     Yes
AXP VARIABLE PORTFOLIO - SELECT SERIES, INC.                3/18/04                Corporation        MN        12/31
  RiverSource Variable Portfolio - Core Equity Fund                     9/10/04                                             Yes




(1) Date merged into a Minnesota corporation.

(2) Effective June 27, 2003, VP - Bond Fund changed its name to VP - Diversified Bond Fund, VP - Extra Income Fund changed its name to VP - High Yield Bond Fund and VP - Federal Income Fund changed its name to VP - Short Duration U.S. Government Fund.

(3) Effective July 9, 2004, VP - Capital Resource Fund changed its name to VP - Large Cap Equity Fund, VP - Emerging Markets Fund changed its name to VP - Threadneedle Emerging Markets Fund and VP - International Fund changed its name to VP - Threadneedle International Fund.

(4) Effective Oct. 1, 2005, VP - Equity Select Fund changed its name to VP - Mid Cap Growth Fund, VP - Threadneedle International Fund changed its name to VP
    - International Opportunity Fund, and VP - Managed Fund changed its name to VP - Balanced Fund.

BOARD MEMBERS AND OFFICERS

Shareholders elect a Board that oversees a fund's operations. The Board appoints officers who are responsible for day-to-day business decisions based on policies set by the Board.

The following is a list of each fund's Board members. Each member oversees 3 Master Trust portfolios and 108 RiverSource funds. Board members serve until the next regular shareholders' meeting or until he or she reaches the mandatory retirement age established by the Board. Under the current Board policy, members may serve until the end of the meeting following their 75th birthday, or the fifteenth anniversary of the first Board meeting they attended as members of the Board, whichever occurs first. This policy does not apply to Ms. Jones who may retire after her 75th birthday.



--------------------------------------------------------------------------------

                             TABLE 8. BOARD MEMBERS



INDEPENDENT BOARD MEMBERS





                              POSITION HELD
                              WITH FUNDS AND            PRINCIPAL OCCUPATION                                        COMMITTEE
    NAME, ADDRESS, AGE      LENGTH OF SERVICE          DURING PAST FIVE YEARS         OTHER DIRECTORSHIPS          MEMBERSHIPS

-----------------------------------------------------------------------------------------------------------------------------------


Kathleen Blatz              Board member         Chief Justice, Minnesota Supreme                              Joint Audit,
901 S. Marquette Ave.       since 2006           Court, 1998-2005                                              Investment Review
Minneapolis, MN 55402
Age 51

Arne H. Carlson             Board member         Chair, Board Services                                         Contracts,
901 S. Marquette Ave.       since 1999           Corporation (provides                                         Executive,
Minneapolis, MN 55402                            administrative services to                                    Investment Review,
Age 71                                           boards); former Governor of                                   Board Effectiveness
                                                 Minnesota

Patricia M. Flynn           Board member         Trustee Professor of Economics                                Contracts,
901 S. Marquette Ave.       since 2004           and Management, Bentley College;                              Investment Review
Minneapolis, MN 55402                            former Dean, McCallum Graduate
Age 55                                           School of Business, Bentley
                                                 College

Anne P. Jones               Board member         Attorney and Consultant                                       Joint Audit,
901 S. Marquette Ave.       since 1985                                                                         Board Effectiveness,
Minneapolis, MN 55402                                                                                          Executive,
Age 71                                                                                                         Investment Review

Jeffrey Laikind             Board member         Former Managing Director,         American Progressive        Board Effectiveness,
901 S. Marquette Ave.       since 2005           Shikiar Asset Management          Insurance                   Joint Audit,
Minneapolis, MN 55402                                                                                          Investment Review
Age 70

Stephen R. Lewis, Jr.       Board member         President Emeritus and Professor  Valmont Industries, Inc.    Contracts,
901 S. Marquette Ave.       since 2002           of Economics, Carleton College    (manufactures irrigation    Investment Review,
Minneapolis, MN 55402                                                              systems)                    Executive,
Age 66                                                                                                         Board Effectiveness

Catherine James Paglia      Board member         Director, Enterprise Asset        Strategic Distribution,     Contracts,
901 S. Marquette Ave.       since 2004           Management, Inc.                  Inc. (transportation,       Executive,
Minneapolis, MN 55402                            (private real estate and asset    distribution and logistics  Investment Review
Age 53                                           management company)               consultants)

Alan K. Simpson             Board member         Former three-term United States                               Investment Review,
1201 Sunshine Ave.          since 1997           Senator for Wyoming                                           Joint Audit,
Cody, WY 82414                                                                                                 Board Effectiveness,
Age 74                                                                                                         Executive

Alison Taunton-Rigby        Board member         Chief Executive Officer,          Hybridon, Inc.              Investment Review,
901 S. Marquette Ave.       since 2002           RiboNovix, Inc. since 2003        (biotechnology); American   Contracts
Minneapolis, MN 55402                            (biotechnology); former           Healthways, Inc. (health
Age 61                                           President, Forester Biotech       management programs)




--------------------------------------------------------------------------------

BOARD MEMBER AFFILIATED WITH RIVERSOURCE INVESTMENTS*





                                       POSITION HELD
                                       WITH FUNDS AND          PRINCIPAL OCCUPATION                   OTHER          COMMITTEE
         NAME, ADDRESS, AGE           LENGTH OF SERVICE       DURING PAST FIVE YEARS               DIRECTORSHIPS    MEMBERSHIPS

---------------------------------------------------------------------------------------------------------------------------------


William F. Truscott                   Board member        President - U.S. Asset Management and                     Investment
53600 Ameriprise Financial Center     since 2001,         Chief Investment Officer, Ameriprise                      Review
Minneapolis, MN 55474                 Vice President      Financial, Inc. and President,
Age 45                                since 2002          Chairman of the Board and Chief
                                                          Investment Officer, RiverSource
                                                          Investments, LLC since 2005; Senior
                                                          Vice President - Chief Investment
                                                          Officer, Ameriprise Financial, Inc.
                                                          and Chairman of the Board and Chief
                                                          Investment Officer, RiverSource
                                                          Investments, LLC, 2001-2005; former
                                                          Chief Investment Officer and Managing
                                                          Director, Zurich Scudder Investments


* Interested person by reason of being an officer, director, security holder and/or employee of RiverSource Investments.

The Board has appointed officers who are responsible for day-to-day business decisions based on policies it has established. The officers serve at the pleasure of the Board. In addition to Mr. Truscott, who is Vice President, the fund's other officers are:



                             TABLE 9. FUND OFFICERS




                                       POSITION HELD
                                       WITH FUNDS AND             PRINCIPAL OCCUPATION                OTHER          COMMITTEE
        NAME, ADDRESS, AGE            LENGTH OF SERVICE           DURING PAST FIVE YEARS           DIRECTORSHIPS    MEMBERSHIPS

------------------------------------------------------------------------------------------------------------------------------


Jeffrey P. Fox                        Treasurer         Vice President - Investment
105 Ameriprise Financial Center       since 2002        Accounting, Ameriprise Financial,
Minneapolis, MN 55474                                   Inc., since 2002; Vice President -
Age 50                                                  Finance, American Express Company,
                                                        2000-2002; Vice President - Corporate
                                                        Controller, Ameriprise Financial,
                                                        Inc., 1996-2000

Paula R. Meyer                       President          Senior Vice President - Mutual Funds,
596 Ameriprise Financial Center      since 2002         Ameriprise Financial, Inc. since 2002
Minneapolis, MN 55474                                   and Senior Vice President,
Age 51                                                  RiverSource Investments, LLC
                                                        since 2004; Vice President and
                                                        Managing Director - American Express
                                                        Funds, Ameriprise Financial, Inc.
                                                        2000-2002; Vice President,
                                                        Ameriprise Financial, Inc. 1998-2000

Leslie L. Ogg                        Vice President,    President of Board Services
901 S. Marquette Ave.                General Counsel,   Corporation
Minneapolis, MN 55402                and Secretary
Age 67                               since 1978

Beth E. Weimer                       Chief Compliance   Vice President and Chief Compliance
172 Ameriprise Financial Center      Officer since      Officer, Ameriprise Financial, Inc.
Minneapolis, MN 55474                2004               since 2001 and Chief Compliance
Age 53                                                  Officer, RiverSource Investments, LLC
                                                        since 2005; Vice President and
                                                        Chief Compliance Officer -
                                                        Asset Management and Insurance,
                                                        Ameriprise Financial Services, Inc.
                                                        since 2001; Partner, Arthur Andersen
                                                        Regulatory Risk Services, 1998-2001




--------------------------------------------------------------------------------

RESPONSIBILITIES OF BOARD WITH RESPECT TO FUND MANAGEMENT

The Board initially approves an Investment Management Services Agreement and other contracts with RiverSource Investments and its affiliates, its subsidiaries, and other service providers. Once the contracts are approved, the

Board monitors the level and quality of services including commitments of service providers to achieve expected levels of investment performance and shareholder services. In addition, the Board oversees that processes are in place to assure compliance with applicable rules, regulations and investment policies and addresses possible conflicts of interest. Annually, the Board evaluates the services received under the contracts by receiving reports covering investment performance, shareholder services, marketing, and RiverSource Investments' profitability in order to determine whether to continue existing contracts or negotiate new contracts.

SEVERAL COMMITTEES FACILITATE ITS WORK

Executive Committee -- Acts for the Board between meetings of the Board.

Joint Audit Committee -- Meets with the independent public accountant, internal auditors and corporate officers to review financial statements, reports, and compliance matters. Reports significant issues to the Board and makes recommendations to the independent directors regarding the selection of the independent public accountant.

Investment Review Committee -- Considers investment management policies and strategies; investment performance; risk management techniques; and securities trading practices and reports areas of concern to the Board.

Board Effectiveness Committee -- Recommends to the Board the size, structure and composition for the Board; the compensation to be paid to members of the Board; and a process for evaluating the Board's performance.

The committee also reviews candidates for Board membership including candidates recommended by shareholders.

To be considered, recommendations must include a curriculum vita and be mailed to the Chairman of the Board, RiverSource Funds, 901 Marquette Avenue South, Suite 2810, Minneapolis, MN 55402-3268.

Contracts Committee -- Receives and analyzes reports covering the level and quality of services provided under contracts with the fund and advises the Board regarding actions taken on these contracts during the annual review process.

BOARD MEMBER HOLDINGS

The following tables show the Board members' ownership of the funds.

ALL FUNDS. This table shows the dollar range of equity securities beneficially owned on Dec. 31, 2005 of all funds overseen by the Board member. Variable Portfolio fund shares are held by variable accounts or subaccounts and are not available for purchase by individuals. Consequently no Board member owns any shares of Variable Portfolio funds.



--------------------------------------------------------------------------------

                  TABLE 10. BOARD MEMBER HOLDINGS* -- ALL FUNDS



BASED ON NET ASSET VALUES AS OF DEC. 31, 2005





                                                                 AGGREGATE DOLLAR RANGE OF EQUITY SECURITIES OF

                       BOARD MEMBER                                    ALL FUNDS OVERSEEN BY BOARD MEMBER

---------------------------------------------------------------------------------------------------------------


Arne H. Carlson

Patricia M. Flynn

Anne P. Jones

Jeffrey Laikind

Stephen R. Lewis, Jr.

Catherine James Paglia

Alan K. Simpson

Alison Taunton-Rigby

William F. Truscott


  * Ms. Blatz was not a Board member prior to January 2006, and therefore is not included in the table.

As of 30 days prior to the date of this SAI, the Board members and officers as a group owned less than 1% of the outstanding shares of any class of any fund.

COMPENSATION OF BOARD MEMBERS

The fund pays no fees or expenses to Board members until the assets of the fund reach $20 million.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The financial statements contained in a fund's Annual Report were audited by the independent registered public accounting firm, KPMG LLP, 4200 Wells Fargo Center, 90 S. Seventh St., Minneapolis, MN 55402-3900. The independent registered public accounting firm also provides other accounting and tax-related services as requested by the fund.

--------------------------------------------------------------------------------

                                                                      APPENDIX A

                             DESCRIPTION OF RATINGS

STANDARD & POOR'S LONG-TERM DEBT RATINGS

A Standard & Poor's corporate or municipal debt rating is a current assessment of the creditworthiness of an obligor with respect to a specific obligation. This assessment may take into consideration obligors such as guarantors, insurers, or lessees.

The debt rating is not a recommendation to purchase, sell, or hold a security, inasmuch as it does not comment as to market price or suitability for a particular investor.

The ratings are based on current information furnished by the issuer or obtained by S&P from other sources it considers reliable. S&P does not perform an audit in connection with any rating and may, on occasion, rely on unaudited financial information. The ratings may be changed, suspended, or withdrawn as a result of changes in, or unavailability of such information or based on other circumstances.



The ratings are based, in varying degrees, on the following considerations:

     - Likelihood of default capacity and willingness of the obligor as to the timely payment of interest and repayment of principal in accordance with the terms of the obligation.

     -    Nature of and provisions of the obligation.

     - Protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.



INVESTMENT GRADE

Debt rated AAA has the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong.

Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in a small degree.

Debt rated A has a strong capacity to pay interest and repay principal, although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.

Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher-rated categories.

SPECULATIVE GRADE

Debt rated BB, B, CCC, CC, and C is regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal. BB indicates the least degree of speculation and C the highest. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major exposures to adverse conditions.

Debt rated BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions that could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category also is used for debt subordinated to senior debt that is assigned an actual or implied BBB- rating.

Debt rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or


--------------------------------------------------------------------------------
willingness to pay interest and repay principal. The B rating category also is used for debt subordinated to senior debt that is assigned an actual or implied BB or BB- rating.

Debt rated CCC has a currently identifiable vulnerability to default and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The CCC rating category also is used for debt subordinated to senior debt that is assigned an actual or implied B or B- rating.

Debt rated CC typically is applied to debt subordinated to senior debt that is assigned an actual or implied CCC rating.

Debt rated C typically is applied to debt subordinated to senior debt that is assigned an actual or implied CCC rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

The rating CI is reserved for income bonds on which no interest is being paid.

Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

MOODY'S LONG-TERM DEBT RATINGS

Aaa -- Bonds that are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk. Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa -- Bonds that are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present that make the long-term risk appear somewhat larger than in Aaa securities.

A -- Bonds that are rated A possess many favorable investment attributes and are to be considered as upper-medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present that suggest a susceptibility to impairment some time in the future.

Baa -- Bonds that are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba -- Bonds that are rated Ba are judged to have speculative elements -- their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B -- Bonds that are rated B generally lack characteristics of a desirable investment. Assurance of interest and principal payments or maintenance of other terms of the contract over any long period of time may be small.

Caa -- Bonds that are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

--------------------------------------------------------------------------------

Ca -- Bonds that are rated Ca represent obligations that are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C -- Bonds that are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

FITCH'S LONG-TERM DEBT RATINGS

Fitch's bond ratings provide a guide to investors in determining the credit risk associated with a particular security. The ratings represent Fitch's assessment of the issuer's ability to meet the obligations of a specific debt issue in a timely manner.

The rating takes into consideration special features of the issue, its relationship to other obligations of the issuer, the current and prospective financial condition and operating performance of the issuer and any guarantor, as well as the economic and political environment that might affect the issuer's future financial strength and credit quality.

Fitch ratings do not reflect any credit enhancement that may be provided by insurance policies or financial guaranties unless otherwise indicated.

Fitch ratings are not recommendations to buy, sell or hold any security. Ratings do not comment on the adequacy of market price, the suitability of any security for a particular investor, or the tax-exempt nature of taxability of payments made in respect of any security.

Fitch ratings are based on information obtained from issuers, other obligors, underwriters, their experts, and other sources Fitch believes to be reliable. Fitch does not audit or verify the truth or accuracy of such information. Ratings may be changed, suspended, or withdrawn as a result of changes in, or the unavailability of, information or for other reasons.

INVESTMENT GRADE

AAA: Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

AA: Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA. Because bonds rated in the AAA and AA categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated F-1+.

A: Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

BBB: Bonds considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds and, therefore, impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

SPECULATIVE GRADE

BB: Bonds are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified, which could assist the obligor in satisfying its debt service requirements.

B: Bonds are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

--------------------------------------------------------------------------------

CCC: Bonds have certain identifiable characteristics that, if not remedied, may lead to default. The ability to meet obligations requires an advantageous business and economic environment.

CC: Bonds are minimally protected. Default in payment of interest and/or principal seems probable over time.

C: Bonds are in imminent default in payment of interest or principal.

DDD, DD, and D: Bonds are in default on interest and/or principal payments. Such bonds are extremely speculative and should be valued on the basis of their ultimate recovery value in liquidation or reorganization of the obligor. DDD represents the highest potential for recovery on these bonds, and D represents the lowest potential for recovery.

SHORT-TERM RATINGS

STANDARD & POOR'S COMMERCIAL PAPER RATINGS

A Standard & Poor's commercial paper rating is a current assessment of the likelihood of timely payment of debt considered short-term in the relevant market.

Ratings are graded into several categories, ranging from A-1 for the highest quality obligations to D for the lowest. These categories are as follows:

A-1 This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

A-2 Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.

A-3 Issues carrying this designation have adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

B Issues are regarded as having only speculative capacity for timely payment.

C This rating is assigned to short-term debt obligations with doubtful capacity for payment.

D Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period.



STANDARD & POOR'S MUNI BOND AND NOTE RATINGS

An S&P municipal bond or note rating reflects the liquidity factors and market-access risks unique to these instruments. Notes maturing in three years or less will likely receive a note rating. Notes maturing beyond three years will most likely receive a long-term debt rating.



Note rating symbols and definitions are as follows:

SP-1 Strong capacity to pay principal and interest. Issues determined to possess very strong characteristics are given a plus (+) designation.

SP-2 Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

SP-3    Speculative capacity to pay principal and interest.



Municipal bond rating symbols and definitions are as follows:

Standard & Poor's rating SP-1 indicates very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics will be given a plus (+) designation.

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Standard & Poor's rating SP-2 indicates satisfactory capacity to pay principal and interest.

Standard & Poor's rating SP-3 indicates speculative capacity to pay principal and interest.

MOODY'S SHORT-TERM RATINGS

Moody's short-term debt ratings are opinions of the ability of issuers to repay punctually senior debt obligations.

These obligations have an original maturity not exceeding one year, unless explicitly noted.

Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment ability of rated issuers:

Issuers rated Prime-l (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-l repayment ability will often be evidenced by many of the following characteristics: (i) leading market positions in well-established industries, (ii) high rates of return on funds employed, (iii) conservative capitalization structure with moderate reliance on debt and ample asset protection, (iv) broad margins in earnings coverage of fixed financial charges and high internal cash generation, and (v) well established access to a range of financial markets and assured sources of alternate liquidity.

Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above, but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

Issuers rated Not Prime do not fall within any of the Prime rating categories.



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MOODY'S SHORT-TERM MUNI BONDS AND NOTES

Short-term municipal bonds and notes are rated by Moody's. The ratings reflect the liquidity concerns and market access risks unique to notes.

Moody's MIG 1/VMIG 1 indicates the best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

Moody's MIG 2/VMIG 2 indicates high quality. Margins of protection are ample although not so large as in the preceding group.

Moody's MIG 3/VMIG 3 indicates favorable quality. All security elements are accounted for but there is lacking the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.



Moody's MIG 4/VMIG 4 indicates adequate quality. Protection commonly regarded as required of an investment security is present and although not distinctly or predominantly speculative, there is specific risk.



FITCH'S SHORT-TERM RATINGS

Fitch's short-term ratings apply to debt obligations that are payable on demand or have original maturities of generally up to three years, including commercial paper, certificates of deposit, medium-term notes, and municipal and investment notes. The short-term rating places greater emphasis than a long-term rating on the existence of liquidity necessary to meet the issuer's obligations in a timely manner.

Fitch short-term ratings are as follows:

F-1+: Exceptionally Strong Credit Quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

F-1: Very Strong Credit Quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated F-1+.

F-2: Good Credit Quality. Issues assigned this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as for issues assigned F-1+ and F-1 ratings.

F-3: Fair Credit Quality. Issues assigned this rating have characteristics suggesting that the degree of assurance for timely payment is adequate, however, near-term adverse changes could cause these securities to be rated below investment grade.

F-S: Weak Credit Quality. Issues assigned this rating have characteristics suggesting a minimal degree of assurance for timely payment and are vulnerable to near-term adverse changes in financial and economic conditions.

D: Default. Issues assigned this rating are in actual or imminent payment default.



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                                                                      APPENDIX B



                               S&P 500 INDEX FUND

                 ADDITIONAL INFORMATION ABOUT THE S&P 500 INDEX

The Fund is not sponsored, endorsed, sold or promoted by S&P. S&P makes no representation or warranty, express or implied, to the shareholders of the Fund or any member of the public regarding the advisability of investing in securities generally or in the Fund particularly or the ability of the S&P 500 Index to track general stock market performance. S&P's only relationship to the Fund is the licensing of certain trademarks and trade names of S&P and of the S&P 500 Index, which are determined, composed and calculated by S&P without regard to the Fund. S&P has no obligation to take the needs of the Fund or its shareholders into consideration in determining, composing or calculating the S&P 500 Index. S&P is not responsible for and has not participated in the determination of the prices and amount of the Fund or the timing of the issuance or sale of the Fund or in the determination or calculation of the equation by which the Fund's shares are to be converted into cash. S&P has no obligation or liability in connection with the administration, marketing or trading of Fund shares.



S&P DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE S&P 500 INDEX OR ANY DATA INCLUDED THEREIN (THE S&P INDEX) AND S&P SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS OR INTERRUPTIONS THEREIN. S&P MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE FUND, ITS SHAREHOLDERS OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE S&P INDEX OR ANY DATA INCLUDED THEREIN. S&P MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE S&P INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL S&P HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.



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PART C. OTHER INFORMATION

Item 23. Exhibits

(a)(1) Articles of Incorporation dated May 9, 2001, filed electronically as Exhibit (a) to Registrant's Initial Registration Statement, filed on May 21, 2001, is incorporated by reference.

(a)(2) Articles of Amendment to Articles of Incorporation, dated November 14, 2002, filed electronically on or about Oct. 28, 2003 as Exhibit (a)(2) to Registrant's Post-Effective Amendment No. 7 to Registration Statement No. 333-61346 is incorporated by reference.

(b)       By-laws,  filed  electronically as Exhibit (b) to Registrant's Initial
          Registration   Statement,   filed  on  or  about  May  21,  2001,   is
          incorporated by reference.

(c) Stock Certificate for common shares, is on file at the Registrant's headquarters.

(d)(1) Investment Management Services Transfer Agreement, dated Sept. 29, 2005, between Ameriprise Financial, Inc. (fka American Express Financial Corporation) and RiverSource Investments, LLC filed electronically on or about Oct. 27, 2005 as Exhibit(d)(3) to AXP Fixed Income Series, Inc. Post-Effective Amendment No. 59 to Registration Statement No. 2-51586.

(d)(2) Investment Management Services Agreement, dated December 1, 2002, between Registrant, on behalf AXP Variable Portfolio - Partners Small Cap Value Fund and American Express Financial Corporation filed electronically on or about Oct. 28, 2003 as Exhibit (d)(1) to Registrant's Post-Effective Amendment No. 7 to Registration Statement No. 333-61346 is incorporated by reference.

(d)(3) Investment Management Services Agreement, dated July 10, 2003, between Registrant, on behalf AXP Variable Portfolio - Partners Select Value Fund and American Express Financial Corporation, filed electronically on or about Oct. 28, 2003 as Exhibit (d)(2) to Registrant's Post-Effective Amendment No. 7 to Registration Statement No. 333-61346 is incorportated by reference.

(d)(4) Investment Management Services Agreement between Registrant, on behalf of RiverSource Variable Portfolio - Fundamental Value Fund and RiverSource Investments, LLC to be filed electronically by Amendment.

(d)(5) Subadvisory Agreement dated Oct. 1, 2001, between American Express Financial Corporation and Royce & Associates, Inc. filed electronically as Exhibit (d)(3) to Registrant's Post-Effective Amendment No. 1 to Registration Statement No. 333-61346, is incorporated by reference.

(d)(6) Amendment to Subadvisory Agreement between American Express Financial Corporation and Royce & Associates, Inc., dated February 15, 2002, filed electronically as Exhibit (d)(6) to AXP Partners Series, Inc. Post-Effective Amendment No. 9 to Registration Statement No. 333-57852 on Dec. 12, 2003 is incorporated by reference.

(d)(7) Amendment to Subadvisory Agreement between American Express Financial Corporation and Royce & Associates, LLC, dated November 13, 2003, filed electronically as Exhibit (d)(6) to AXP Partners Series, Inc. Post-Effective Amendment No. 10 to Registration Statement No. 333-57852 filed on or about May 26, 2004 is incorporated by reference.

(d)(8) Subadvisory Agreement between American Express Financial Corporation and Goldman Sachs, dated April 16, 2003 filed electronically as Exhibit (d)(12) on or about May 22, 2003 to AXP Partners Series, Inc. Post-Effective Amendment No. 7 to Registration Statement No. 333-57852 is incorporated by reference.

(d)(9) Amendment to Subadvisory Agreement between American Express Financial Corporation and Goldman Sachs Asset Management, L.P., dated July 21, 2003, filed electronically as Exhibit (d)(8) on or about Oct. 28, 2003 to Registrant's Post-Effective Amendment No. 7 to Registration Statement No. 333-61346 is incorporated by reference.

(d)(10) Subadvisory Agreement between American Express Financial Corporation and GAMCO Investors, Inc. dated Feb. 28, 2002 filed electronically as Exhibit (d)(7) on Feb. 28, 2002 to AXP Partners Series, Inc. Post-Effective Amendment No. 3 to Registration Statement No. 333-57852 is incorporated by reference.

(d)(11) Restated Amendment Number Two to Subadvisory Agreement between American Express Financial Corporation and GAMCO Investors, Inc., dated July 10, 2003, filed electronically as Exhibit (d)(9) to
          AXP Partners Series, Inc. Post-Effective Amendment No. 9 to Registration Statement No. 333-57852 on Dec. 12, 2003 is incorporated by reference.

(d)(12) Subadvisory Agreement between American Express Financial Corporation and Donald Smith & Co., Inc., dated March 12, 2004, filed electronically as Exhibit (d)(19) to AXP Partners Series, Inc. Post-Effective Amendment No. 10 to Registration Statement No. 333-57852 filed on or about May 26, 2004 is incorporated by reference.

(d)(13) Subadvisory Agreement between American Express Financial Corporation and Barrow, Hanley, Mewhinney & Strauss, Inc., dated March 12, 2004, filed electronically as Exhibit (d)(20) to AXP Partners Series, Inc. Post-Effective Amendment No. 10 to Registration Statement No. 333-57852 filed on or about May 26, 2004 is incorporated by reference.

(d)(14) Subadvisory Agreement between American Express Financial Corporation and Franklin Portfolio Associates LLC, dated March 12, 2004, filed electronically as Exhibit (d)(21) to AXP Partners Series, Inc. Post-Effective Amendment No. 10 to Registration Statement No. 333-57852 filed on or about May 26, 2004 is incorporated by reference.

(d)(15) Subadvisory Transfer Agreement, dated Oct. 1, between Ameriprise Financial, Inc., Royce and Associates, Inc. and RiverSource Investments, LLC to be filed by Amendment.

(d)(16) Subadvisory Transfer Agreement, dated Oct. 1, between Ameriprise Financial, Inc., Goldman Sachs Asset Management, L.P. and RiverSource Investments, LLC to be filed by Amendment.

(d)(17) Subadvisory Transfer Agreement, dated Oct. 1, between Ameriprise Financial, Inc., GAMCO Investors, Inc. and RiverSource Investments, LLC to be filed by Amendment.

(d)(18) Subadvisory Transfer Agreement, dated Oct. 1, between Ameriprise Financial, Inc., Donald Smith & Co. and RiverSource Investments, LLC to be filed by Amendment.

(d)(19) Subadvisory Transfer Agreement, dated Oct. 1, between Ameriprise Financial, Inc., Barrow, Hanley, Mewhinney & Strauss, Inc. and RiverSource Investments, LLC to be filed by Amendment.

(d)(20) Subadvisory Transfer Agreement, dated Oct. 1, between Ameriprise Financial, Inc., Franklin Portfolio Associates, LLC and RiverSource Investments, LLC to be filed by Amendment.

(e)       Underwriting Contracts: Not Applicable.

(f) All employees are eligible to participate in a profit sharing plan. Entry into the plan is Jan. 1 or July 1. The Registrant contributes each year an amount up to 15 percent of their annual salaries, the maximum deductible amount permitted under Section 404(a) of the Internal Revenue Code.

(g)(1) Custodian Agreement, dated Oct. 1, 2005, between Registrant and Ameriprise Trust Company filed electronically on or about Oct. 27, 2005 as Exhibit(g)(1) to AXP Variable Portfolio - Investment Series, Inc. Post-Effective Amendment No. 57 to Registration Statement No. 2-73115 is incorporated by reference.

(g)(2) Amendment, dated Jan. 12, 2006, to Custodian Agreement, dated Oct. 1, 2005, filed electronically on or about Feb. 3, 2006 as Exhibit(g)(2) to AXP Dimensions Series, Inc. Post-Effective Amendment No. 74 to Registration Statement No. 2-28529 is incorporated by reference.

(g)(3) Amendment, dated Jan. 13, 2006, to Custodian Agreement, dated Oct. 1, 2005, filed electronically on or about Feb. 3, 2006 as Exhibit(g)(3) to AXP Dimensions Series, Inc. Post-Effective Amendment No. 74 to Registrantion Statement No. 2-28529 is incorporated by reference.

(g)(4) Custodian Agreement between Registrant, on behalf of RiverSource Variable Portfolio - Fundamental Value Fund, and Ameriprise Trust Company to be filed by Amendment.

(g)(5) Custodian Agreement between American Express Trust Company and The Bank of New York dated May 13, 1999, filed electronically as Exhibit
          (g)(3) to AXP Precious Metals Fund, Inc. Post-Effective Amendment No. 33 to Registration Statement No. 2-93745, filed on or about May 28, 1999 is incorporated by reference.

(g)(6) Custodian Agreement First Amendment between American Express Trust Company and The Bank of New York, dated December 1, 2000, filed electronically as Exhibit (g)(4) to AXP Precious Metals Fund, Inc. Post-Effective Amendment No. 37 to Registration Statement No. 2-93745, filed on or about May 28, 2002, is incorporated by reference.

(g)(7) Custodian Agreement Second Amendment between American Express Trust Company and The Bank of New York, dated June 7, 2001, filed electronically as Exhibit (g)(5) to AXP Precious Metals Fund, Inc. Post-Effective Amendment No. 37 to Registration Statement No. 2-93745, filed on or about May 28, 2002, is incorporated by reference.

(g)(8) Custodian Agreement Amendment between American Express Trust Company and The Bank of New York, dated January 31, 2002, filed electronically as Exhibit (g)(6) to AXP Precious Metals Fund, Inc. Post-Effective Amendment No. 37 to Registration Statement No. 2-93745, filed on or about May 28, 2002, is incorporated by reference.

(g)(9) Custodian Agreement Amendment between American Express Trust Company and The Bank of New York, dated April 29, 2003, filed electronically as Exhibit (g)(8) to AXP Partners Series, Inc. Post-Effective Amendment No. 7 to Registration Statement No. 333-57852, filed on or about May 22, 2003, is incorporated by reference.

(h)(1) Administrative Services Agreement, dated Oct. 1, 2005, between Registrant and Ameriprise Financial, Inc. filed electronically on or about Oct. 27, 2005 as Exhibit (h)(1) to AXP Fixed Income Series, Inc. Post Effective Amendment No. 59 to Registration Statement No. 2-51586 is incorporated by reference.

(h)(2) Administrative Services Agreement between Registrant, on behalf of RiverSource Variable Portfolio - Fundamental Value Fund, and Ameriprise Financial, Inc. to be filed by Amendment.

(h)(3) Transfer Agency Agreement between Registrant, on behalf of RiverSource Variable Portfolio - Fundamental Value Fund, and Ameriprise Trust Company to be filed by Amendment.

(h)(4) License Agreement, dated Oct. 1, 2005, between Ameriprise Financial, Inc. and the RiverSource Funds filed electronically on or about Oct. 27, 2005 as Exhibit (h)(7) to AXP Fixed Income Series, Inc. Post-Effective Amendment No. 59 to Registration Statement No. 2-51586 is incorporated by reference.

(h)(5) License Agreement, dated June 17, 1999, between American Express Funds and American Express Company filed electronically on or about Sept. 23, 1999 as Exhibit (h)(4) to AXP Stock Fund, Inc.'s Post-Effective Amendment No. 98 to Registration Statement No. 2-11358, is incorporated by reference.

(h)(6) Addendum to Schedule A and Schedule B of the License Agreement between the American Express Funds and American Express Company, dated June 23, 2004, filed electronically on or about June 28, 2004 as Exhibit
          (h)(2) to AXP Variable Portfolio - Select Series, Inc. Pre-Effective Amendment No. 1 to Registration Statement No. 333-113780 is incorporated by reference.

(i) Opinion and consent of counsel as to the legality of the securities being registered, to be filed by Amendment.

(j) Consent of Independent Registered Public Accounting Firm: Not applicable.

(k)       Omitted Financial Statements: Not Applicable.

(l)       Initial Capital Agreements: Not applicable

(m)(1) Plan and Agreement of Distribution, dated Oct. 1, 2005, between Registrant and IDS Life Insurance Company filed electronically on or about Oct. 27, 2005 as Exhibit (m)(1) to AXP Variable Portfolio - Investment Series, Inc. Post-Effective Amendment No. 57 to Registration Statement No. 2-73115 is incorporated by reference.

(m)(2) Plan and Agreement of Distribution between Registrant, on behalf of RiverSource Variable Portfolio - Fundamental Value Fund, and IDS Life Insurance Company to be filed by Amendment.

(n)       Rule 18f-3 Plan: Not Applicable.

(o)       Reserved.

(p)(1) Code of Ethics adopted under Rule 17j-1 for Registrant filed electronically on or about March 28, 2005 as Exhibit (p)(1) to AXP Selected Series, Inc. Post-Effective Amendment No. 42 to Registration Statement No. 2-93745, is incorporated by reference.

(p)(2) Code of Ethics adopted under Rule 17j-1 for Registrant's investment adviser, dated Oct. 26, 2005, filed electronically on or about Nov. 22, 2005 as Exhibit (p)(2) to AXP Equity Series, Inc. Post-Effective Amendment No. 100 to Registration Statement No. 2-13188 is incorporated by reference.

(p)(3) Code of Ethics adopted under Rule 17j-1 by AXP Variable Portfolio - Partners Small Cap Value Fund and Royce & Associates, Inc. amended November 20, 2003, filed electronically as Exhibit (p)(4) to AXP Partners Series, Inc. Post-Effective Amendment No. 10 to Registration Statement No. 333-57852 filed on or about May 26, 2004 is incorporated by reference.

(p)(4) Code of Ethics adopted under Rule 17j-1 by AXP Variable Portfolio - Partners Select Value Fund and GAMCO Investors, Inc. filed electronically as Exhibit (p)(7) to AXP Partners Series, Inc. Post-Effective Amendment No. 1 to Registration Statement No. 333-57852 filed on or about November 30, 2001 is incorporated by reference.

(p)(5) Code of Ethics adopted under Rule 17j-1 by AXP Variable Portfolio - Partners Small Cap Value Fund and Goldman Sachs revised as of Feb. 23, 2005, filed electronically on or about May 17, 2005 as Exhibit (p)(5) to Registrant's Post-Effective Amendment No. 10 to Registration Statement No. 333-61346 is incorporated by reference.

(p)(6) Code of Ethics adopted under Rule 17j-1 by AXP Variable Portfolio - Partners Small Cap Value Fund and Donald Smith & Co., Inc., dated September 3, 2002, filed electronically on or about July 29, 2004 as Exhibit (p)(12) to AXP Partners Series, Inc. Post-Effective Amendment No. 11 to Registration Statement No. 333-57852 is incorporated by reference.

(p)(7) Code of Ethics adopted under Rule 17j-1 by AXP Variable Portfolio - Partners Small Cap Value Fund and Barrow, Hanley, Mewhinney & Strauss, Inc., dated December 31, 2004, filed electronically on or about May 17, 2005 as Exhibit (p)(7) to Registrant's Post-Effective Amendment No. 10 to Registration Statement No. 333-61346 is incorporated by reference.

(q)(1) Directors' Power of Attorney, to sign Amendments to this Registration Statement, dated Jan. 11, 2006, is filed electronically herewith as Exhibit (q)(1) to Registrant's Post-Effective Amendment No. 14 to Registration Statement No. 333-61346.

(q)(2) Officers Power of Attorney to sign Amendments to this Registration Statement, dated Jan. 9, 2002, filed electronically as Exhibit (q)(2) to Registrant's Post-Effective Amendment No. 2, filed on or about Aug. 29, 2002, is incorporated by reference.

(q)(3) Officers Power of Attorney to sign Amendments to this Registration Statement, dated Sept. 17, 2002, filed electronically as Exhibit
          (q)(3) to Post-Effective Amendment No. 3, filed on or about Oct. 28, 2002, is incorporated by reference.

Item 24.  Persons Controlled by or under Common Control with Registrant

          IDS Life and its subsidiaries are the record holders of all outstanding shares of the Registrant. All of such shares were purchased and are held by IDS Life and its subsidiaries pursuant to instructions from owners of variable annuity and variable life insurance contracts issued by IDS Life and its subsidiaries. Accordingly, IDS Life disclaims beneficial owndership of all shares of the fund.

Item 25. Indemnification

The Articles of Incorporation of the registrant provide that the Fund shall indemnify any person who was or is a party or is threatened to be made a party, by reason of the fact that she or he is or was a director, officer, employee or agent of the Fund, or is or was serving at the request of the Fund as a director, officer, employee or agent of another company, partnership, joint venture, trust or other enterprise, to any threatened, pending or completed action, suit or proceeding, wherever brought, and the Fund may purchase liability insurance and advance legal expenses, all to the fullest extent permitted by the laws of the State of Minnesota, as now existing or hereafter amended. The By-laws of the registrant provide that present or former directors or officers of the Fund made or threatened to be made a party to or involved (including as a witness) in an actual or threatened action, suit or proceeding shall be indemnified by the Fund to the full extent authorized by the Minnesota Business Corporation Act, all as more fully set forth in the By-laws filed as an exhibit to this registration statement.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Any indemnification hereunder shall not be exclusive of any other rights of indemnification to which the directors, officers, employees or agents might otherwise be entitled. No indemnification shall be made in violation of the Investment Company Act of 1940.

Item 26.        Business and Other Connections of Investment Adviser (Ameriprise Financial, Inc.)

Directors and officers of Ameriprise Financial Inc. who are directors and/or officers of one or more other companies:

Name and Title                 Other company(s)                   Address*                     Title within other
                                                                                               company(s)
-------------------------      -----------------------            -------------------------    -----------------------
Gumer C. Alvero                American Centurion Life            20 Madison Ave. Extension    Director and Vice President -
Vice President - General       Assurance Company                  P.O. Box 5555                Annuities
Manager Annuities                                                 Albany, NY 12205-0555

                               American Enterprise Life                                        President and Director
                               Insurance Company

                               American Enterprise                                             President
                               REO 1, LLC

                               Ameriprise Financial                                            Vice President - General Manager
                               Services, Inc.                                                  Annuities

                               American Express Insurance                                      Director and Vice President
                               Agency of Alabama Inc.

                               American Express Insurance                                      Director and Vice President
                               Agency of Arizona Inc.

                               American Express Insurance                                      Director and Vice President
                               Agency of Idaho Inc.

                               American Express Insurance                                      Director and Vice President
                               Agency of Maryland Inc.

                               American Express Insurance                                      Director and Vice President
                               Agency of Massachusetts Inc.

                               American Express Insurance                                      Director and Vice President
                               Agency of Nevada Inc.

                               American Express Insurance                                      Director and Vice President
                               Agency of New Mexico Inc.

                               American Express Insurance                                      Director and Vice President
                               Agency of Oklahoma Inc.

                               American Express Insurance                                      Director and Vice President
                               Agency of Wyoming Inc.

                               American Partners Life             1751 Ameriprise              Director and President
                               Insurance Company                  Financial Center
                                                                  Minneapolis MN 55474

                               IDS Life Insurance Company                                      Director and Executive Vice
                                                                                               President - Annuities

                               IDS Life Insurance Company         P.O. Box 5144                Director and Vice President -
                               of New York                        Albany, NY 12205             Annuities

Neysa M. Alecu                 Advisory Capital Partners LLC                                   Money Laundering
Money Laundering                                                                               Prevention Officer
Prevention Officer
                               Advisory Capital Strategies                                     Money Laundering
                               Group Inc.                                                      Prevention Officer

                               Advisory Convertible Arbitrage                                  Money Laundering
                               LLC
                                                                                               Prevention Officer

                               Advisory Select LLC                                             Money Laundering
                                                                                               Prevention Officer

                               American Enterprise Life Insurance                              Money Laundering
                               Company                                                         Prevention Officer

                               American Enterprise                                             Money Laundering
                               Investment Services, Inc.                                       Prevention Officer

                               American Enterprise REO 1 LLC                                   Money Laundering
                                                                                               Prevention Officer

                               RiverSource Investments, LLC                                    Money Laundering
                                                                                               Prevention Officer

                               American Express Asset Management                               Money Laundering
                               International, Inc.                                             Prevention Officer

                               Ameriprise Certificate Company                                  Money Laundering
                                                                                               Prevention Officer

                               RiverSource Service Corporation                                 Money Laundering
                                                                                               Prevention Officer

                               Ameriprise Financial Services,                                  Money Laundering
                               Inc.
                                                                                               Prevention Officer

                               American Express Insurance                                      Money Laundering
                               Agency of Alabama Inc.                                          Prevention Officer

                               American Express Insurance                                      Money Laundering
                               Agency of Arizona Inc.                                          Prevention Officer

                               American Express Insurance                                      Money Laundering
                               Agency of Idaho Inc.                                            Prevention Officer

                               American Express Insurance                                      Money Laundering
                               Agency of Maryland Inc.                                         Prevention Officer

                               American Express Insurance                                      Money Laundering
                               Agency of Massachusetts Inc.                                    Prevention Officer

                               American Express Insurance                                      Money Laundering
                               Agency of Nevada Inc.                                           Prevention Officer

                               American Express Insurance                                      Money Laundering
                               Agency of New Mexico Inc.                                       Prevention Officer

                               American Express Insurance                                      Money Laundering
                               Agency of Oklahoma Inc.                                         Prevention Officer

                               American Express Insurance                                      Money Laundering
                               Agency of Texas Inc.                                            Prevention Officer

                               American Express Insurance                                      Money Laundering
                               Agency of Wyoming Inc.                                          Prevention Officer

                               American Partners Life                                          Money Laundering
                               Insurance Company                                               Prevention Officer

                               Ameriprise Auto & Home Insurance                                Money Laundering
                               Agency Inc.                                                     Prevention Officer

                               Boston Equity General                                           Money Laundering
                               Partner LLC                                                     Prevention Officer

                               IDS Capital Holdings Inc.                                       Money Laundering
                                                                                               Prevention Officer

                               IDS Life Insurance Company                                      Money Laundering
                                                                                               Prevention Officer

                               IDS Management Corporation                                      Money Laundering
                                                                                               Prevention Officer

Abu M. Arif
Vice President - Marketing Strategy
and Retail Retirement

Ward D. Armstrong              Ameriprise Financial                                            Senior Vice President -
Senior Vice President -        Services Inc.                                                   Retirement Services and
Retirement Services                                                                            RiverSource Investments
and RiverSource Investments
                               RiverSource                                                     Director and Senior Vice President
                               Investments, LLC

                               Ameriprise Trust                                                Director and Chairman of
                               Company                                                         the Board

                               Kenwood Capital Management LLC                                  Manager

                               American Express Asset                                          Director
                               Management International Inc.

John M. Baker                  Ameriprise Financial                                            Vice President - Chief Client
Vice President - Plan Sponsor  Services Inc.                                                   Service Officer
Services
                               RiverSource                                                     Vice President
                               Investments, LLC

                               Ameriprise Trust                                                Director and Senior Vice President
                               Company

Dudley Barksdale               Ameriprise Financial                                            Vice President - Service
Vice President - Service       Services Inc.                                                   Development
Development

Timothy V. Bechtold            American Centurion Life            20 Madison Ave. Extension    Director, President and Chief
Vice President -               Assurance Company                  P.O. Box 5555                Executive Officer
Insurance Products                                                Albany, NY 12205-0555
                               American Enterprise Life                                        Director
                               Insurance Company

                               Ameriprise Financial                                            Vice President - Insurance
                               Services Inc.                                                   Products

                               American Express Insurance                                      Director, President and Chief
                               Agency of Alabama Inc.                                          Executive Officer

                               American Express Insurance                                      Director, President and Chief
                               Agency of Arizona Inc.                                          Executive Officer

                               American Express Insurance                                      Director, President and Chief
                               Agency of Idaho Inc.                                            Executive Officer

                               American Express Insurance                                      Director, President and Chief
                               Agency of Maryland Inc.                                         Executive Officer

                               American Express Insurance                                      Director, President and Chief
                               Agency of Massachusetts Inc.                                    Executive Officer

                               American Express Insurance                                      Director, President and Chief
                               Agency of Nevada Inc.                                           Executive Officer

                               American Express Insurance                                      Director, President and Chief
                               Agency of New Mexico Inc.                                       Executive Officer

                               American Express Insurance                                      Director and President and Chief
                               Agency of Oklahoma Inc.                                         Executive Officer

                               American Express Insurance                                      Director, President and Chief
                               Agency of Wyoming Inc.                                          Executive Officer

                               American Partners Life                                          Director and Vice President -
                               Insurance Company                                               Insurance Products

                               IDS Life Insurance Company                                      Director and President

                               IDS Life Insurance Company         P.O. Box 5144                Director, President and Chief
                               of New York                        Albany, NY 12205             Executive Officer

                               IDS REO 1, LLC                                                  President

                               IDS REO 2, LLC                                                  President

Kent M. Bergene
Vice President -
Pricing and Product
Development

Arthur H. Berman               American Enterprise Life                                        Director
Senior Vice President and      Insurance Company
Treasurer
                               Ameriprise Financial                                            Senior Vice President
                               Services Inc.                                                   and Treasurer

                               American Partners Life                                          Director
                               Insurance Company

                               IDS Life Insurance                                              Director
                               Company

Walter S. Berman               Advisory Capital Partners LLC                                   Treasurer
Executive Vice President
and Chief Financial            Advisory Capital Strategies                                     Treasurer
Officer                        Group Inc.

                               Advisory Convertible Arbitrage                                  Treasurer
                               LLC

                               Advisory Select LLC                                             Treasurer

                               American Centurion Life                                         Vice President and Treasurer
                               Assurance Company

                               American Enterprise Life                                        Vice President and Treasurer
                               Insurance Company

                               American Enterprise REO 1, LLC                                  Treasurer

                               RiverSource Investments, LLC                                    Treasurer

                               American Express Asset Management                               Treasurer
                               International, Inc.

                               Ameriprise Certificate Company                                  Treasurer

                               RiverSource Service Corporation                                 Treasurer

                               RiverSource Tax Advantaged                                      Treasurer
                               Investments, Inc.

                               Ameriprise Financial                                            Director
                               Services Inc.

                               American Express                                                Vice President and Treasurer
                               Financial Advisors Services
                               Japan Inc.

                               American Express Insurance                                      Treasurer
                               Agency of Alabama Inc.

                               American Express Insurance                                      Treasurer
                               Agency of Arizona Inc.

                               American Express Insurance                                      Treasurer
                               Agency of Idaho Inc.

                               American Express Insurance                                      Treasurer
                               Agency of Maryland Inc.

                               American Express Insurance                                      Treasurer
                               Agency of Massachusetts Inc.

                               American Express Insurance                                      Treasurer
                               Agency of Nevada Inc.

                               American Express Insurance                                      Treasurer
                               Agency of New Mexico Inc.

                               American Express Insurance                                      Treasurer
                               Agency of Oklahoma Inc.

                               American Express Insurance                                      Treasurer
                               Agency of Wyoming Inc.

                               Ameriprise Auto & Home                                          Treasurer
                               Insurance

                               Ameriprise Auto & Home                                          Treasurer
                               Insurance
                               of Kentucky, Inc.

                               Ameriprise Auto & Home                                          Treasurer
                               Insurance
                               of Maryland, Inc.

                               Ameriprise Auto & Home                                          Treasurer
                               Insurance
                               of Pennsylvania, Inc.

                               American Partners Life                                          Vice President and Treasurer
                               Insurance Company

                               AMEX Assurance Company                                          Treasurer

                               Boston Equity General                                           Treasurer
                               Partner LLC

                               IDS Cable Corporation                                           Treasurer

                               IDS Cable II Corporation                                        Treasurer

                               IDS Capital Holdings Inc.                                       Treasurer

                               IDS Life Insurance Company                                      Vice President and Treasurer

                               IDS Life Insurance Company                                      Vice President and Treasurer
                               of New York

                               IDS Management Corporation                                      Treasurer

                               IDS Partnership Services                                        Treasurer
                               Corporation

                               IDS Property Casualty                                           Treasurer
                               Insurance Company

                               IDS Realty Corporation                                          Treasurer

                               IDS REO 1, LLC                                                  Treasurer

                               IDS REO 2, LLC                                                  Treasurer

                               Investors Syndicate                                             Vice President and Treasurer
                               Development Corp.

                               Kenwood Capital                                                 Treasurer
                               Management LLC

                               Threadneedle Asset Management                                   Director
                               Holdings LTD

Robert C. Bloomer              Ameriprise Financial                                            Vice President - Technologies III
Vice President -               Services Inc.
Technologies III

Leslie H. Bodell               Ameriprise Financial                                            Vice President - Technologies I
Vice President -               Services Inc.
Technologies I

Randy L. Boser                 Ameriprise Financial                                            Vice President - Mutual Fund
Vice President -               Services Inc.                                                   Business Development
Business Development
                               IDS Life Insurance Company                                      Assistant Vice President

Uzma S. Burki                  Ameriprise Financial                                            Vice President - Organizational
Vice President -               Services Inc.                                                   Talent Development
Organizational &
Talent Development

Michael G. Burton
Vice President and Chief
Counsel - Regulatory
Affairs

Richard N. Bush                Advisory Capital Partners LLC                                   Senior Vice President - Corporate Tax
Senior Vice President -
Corporate Tax
                               Advisory Capital Strategies                                     Senior Vice President - Corporate Tax
                               Group Inc.

                               Advisory Convertible Arbitrage                                  Senior Vice President - Corporate Tax
                               LLC

                               American Centurion Life                                         Senior Vice President - Corporate Tax
                               Assurance Company

                               American Enterprise Investment                                  Senior Vice President - Corporate Tax
                               Services Inc

                               American Enterprise Life                                        Senior Vice President - Corporate Tax
                               Insurance Company

                               American Enterprise REO 1 LLC                                   Senior Vice President - Corporate Tax

                               American Express Asset                                          Senior Vice President - Corporate Tax
                               Management International Inc

                               American Express Financial                                      Senior Vice President - Corporate Tax
                               Advisors Japan Inc.

                               American Express Insurance                                      Senior Vice President - Corporate Tax
                               Agency of Alabama Inc.

                               American Express Insurance                                      Senior Vice President - Corporate Tax
                               Agency of Arizona Inc.

                               American Express Insurance                                      Senior Vice President - Corporate Tax
                               Agency of Idaho Inc.

                               American Express Insurance                                      Senior Vice President - Corporate Tax
                               Agency of Maryland Inc.

                               American Express Insurance                                      Senior Vice President - Corporate Tax
                               Agency of Massachusetts Inc.

                               American Express Insurance                                      Senior Vice President - Corporate Tax
                               Agency of Nevada Inc.

                               American Express Insurance                                      Senior Vice President - Corporate Tax
                               Agency of New Mexico Inc

                               American Express Insurance                                      Senior Vice President - Corporate Tax
                               Agency of Oklahoma Inc.

                               American Express Insurance                                      Senior Vice President - Corporate Tax
                               Agency of Wyoming Inc.

                               American Express Property                                       Senior Vice President - Corporate Tax
                               Casualty Insurance Agency of
                               Kentucky Inc.

                               American Express Property                                       Senior Vice President - Corporate Tax
                               Casualty Insurance Agency of
                               Maryland Inc.

                               American Express Property                                       Senior Vice President - Corporate Tax
                               Casualty Insurance Agency of
                               Pennsylvania Inc.

                               American Partners Life                                          Senior Vice President - Corporate Tax
                               Insurance Company

                               Ameriprise Financial Services                                   Senior Vice President - Corporate Tax
                               Inc.

                               AMEX Assurance Company                                          Senior Vice President - Corporate Tax

                               Boston Equity General Partner LLC                               Senior Vice President - Corporate Tax

                               IDS Cable Corporation                                           Senior Vice President - Corporate Tax

                               IDS Cable II Corporation                                        Senior Vice President - Corporate Tax

                               IDS Capital Holdings Inc.                                       Senior Vice President - Corporate Tax

                               IDS Futures Corporation                                         Senior Vice President - Corporate Tax

                               IDS Life Insurance Company                                      Senior Vice President - Corporate Tax

                               IDS Life Insurance Company of                                   Senior Vice President - Corporate Tax
                               New York

                               IDS Management Corporation                                      Senior Vice President - Corporate Tax

                               IDS Property Casualty Insurance                                 Senior Vice President - Corporate Tax
                               Company

                               IDS Realty Corporation                                          Senior Vice President - Corporate Tax

                               IDS REO 1 LLC                                                   Senior Vice President - Corporate Tax

                               IDS REO 2 LLC                                                   Senior Vice President - Corporate Tax

                               RiverSource Investments LLC                                     Senior Vice President - Corporate Tax

                               RiverSource Service Corporation                                 Senior Vice President - Corporate Tax

                               Riversource Tax Advantaged                                      Senior Vice President - Corporate Tax
                               Investments Inc.

Kenneth J. Ciak                AMEX Assurance Company                                          Director, President and Chief
Vice President and General                                                                     Executive Officer
Manager - IDS Property
Casualty                       Ameriprise Financial                                            Vice President and General
                               Services Inc.                                                   Manager - IDS Property
                                                                                               Casualty

                               Ameriprise Insurance Company                                    Director

                               Ameriprise Auto & Home                                          Director, President and Chief
                               Insurance                                                       Executive Officer
                               of Kentucky Inc.

                               Ameriprise Auto & Home                                          Director, President and Chief
                               Insurance                                                       Executive Officer
                               of Maryland Inc.

                               Ameriprise Auto & Home                                          Director, President and Chief
                               Insurance                                                       Executive Officer
                               of Pennsylvania Inc.

                               AMEX Assurance Company                                          Director

                               IDS Property Casualty              1 WEG Blvd.                  Director, President and Chief
                               Insurance Company                  DePere, WI 54115             Executive Officer

Paul A. Connolly               Ameriprise Financial                                            Vice President - RL HR/US Retail
Vice President - Retail        Services Inc.
Distribution Services

James M. Cracchiolo            Ameriprise Financial                                            Director, Chairman of the Board,
Director, Chairman of          Services Inc.                                                   President and Chief Executive Officer
the Board, President and
Chief Executive Officer        Threadneedle Asset                                              Director and Chairman of the Board
                               Management Holdings LTD

Colleen Curran                 Ameriprise Financial                                            Vice President and
Vice President and Assistant   Services Inc.                                                   Assistant General Counsel
General Counsel

Luz Maria Davis                Ameriprise Financial                                            Vice President - Employee
Vice President -               Services Inc.                                                   Communications
Communications

Paul James Dolan               Ameriprise Financial                                            Vice President - CAO Product Sales
Vice President -               Services Inc.
CAO Product Sales

William V. Elliott             Ameriprise Financial                                            Vice President - Financial
Vice President - Financial     Services Inc.                                                   Planning and Advice
Planning and Advice

William J. Emptage            Ameriprise Financial                                            Vice President - Strategic
Vice President - Strategic    Services Inc.                                                   Planning and Advice
Planning & Advice

Benjamin R. Field              Ameriprise Financial                                            Vice President - Finance Education &
Vice President - Finance       Services Inc.                                                   Planning Services
Education & Planning
Services

Gordon M. Fines                RiverSource Investments, LLC                                    Vice President - Senior Portfolio
Vice President - Financial                                                                     Manager
Education & Planning
Services                       Ameriprise Financial                                            Vice President - Senior
                               Services Inc.                                                   Portfolio Manager I

Giunero Floro                  Ameriprise Financial Services                                   Vice President - Creative Services
Vice President - Creative      Inc.
Services

Terrence J. Flynn              Ameriprise Financial Services Inc.                              Vice President - Brokerage
Vice President - Brokerage                                                                     Clearing Operations
Clearing Operations
                               American Enterprise                                             President and Chief Executive Officer
                               Investment Services Inc.

                               RiverSource                                                     Director and Senior Vice President -
                               Service Corporation                                             Clearing Operations

Jeffery P. Fox                 Ameriprise Financial                                            Vice President - Investment
Vice President -               Services Inc.                                                   Accounting
Investment Accounting

Laura C. Gagnon                Ameriprise Financial Services Inc.                              Vice President - Investor Relations
Vice President - Investor
Relations

Peter A. Gallus                Advisory Capital Strategies                                     Director, President, Chief Operating
Vice President - Investment    Group Inc.                                                      Officer and Chief Compliance Officer
Administration
                               Advisory Capital Partners LLC                                   President, Chief Operating Officer
                                                                                               and Chief Compliance Officer
                               Advisory Convertible
                               Arbitrage LLC                                                   President, Chief Operating Officer
                                                                                               and Chief Compliance Officer

                               Advisory Select LLC                                             Vice President and Chief
                                                                                               Compliance Officer

                               Ameriprise Financial                                            Vice President - CAO
                               Services Inc.                                                   Investment Management

                               RiverSource Investments, LLC                                    Senior Vice President, Chief
                                                                                               Operating Officer and Assistant
                                                                                               Treasurer

                               American Express Asset                                          Assistant Treasurer
                               Management International, Inc.

                               Boston Equity General                                           President, Chief Operating Officer
                               Partner LLC                                                     and Chief Compliance Officer

                               Kenwood Capital Management LLC                                  Manager

                               IDS Capital Holdings Inc.                                       Vice President and Controller

Michael R. Greene
Vice President -
Compliance/Legal/Regulatory
Project Management Office

Steven Guida                   RiverSource                                                     Director
Vice President - New           Service Corporation
Business and Service
                               Ameriprise Financial                                            Vice President - New
                               Services Inc.                                                   Business and Service

                               American Express Insurance                                      Vice President
                               Agency of Massachusetts Inc.

Ira D. Hall
Director

Teresa A. Hanratty             Ameriprise Financial                                            Senior Vice
Senior Vice President -        Services Inc.                                                   President - Field
Field Management                                                                               Management

Lorraine R. Hart               AMEX Assurance Company                                          Vice President -
Vice President - Fixed                                                                         Investments
Income Investment
Administration Officer         American Centurion Life            20 Madison Ave. Extension    Vice President - Investments
                               Assurance Company                  P.O. Box 5555
                                                                  Albany, NY 12205-0555

                               RiverSource Tax Advantaged                                      Director, President and Chief
                               Investments                                                     Executive Officer

                               American Enterprise Life           829 Ameriprise               Vice President - Investments
                               Insurance Company                  Financial Center
                                                                  Minneapolis, MN 55474

                               American Enterprise                829 Ameriprise               Vice President
                               REO 1, LLC                         Financial Center
                                                                  Minneapolis, MN 55474

                               Ameriprise                                                      Vice President - Investments
                               Certificate Company

                               American Express International                                  Vice President - Investments
                               Deposit Company

                               Ameriprise Financial                                            Vice President - Fixed Income
                               Services Inc.                                                   Investment Administration Officer

                               American Partners Life             1751 Ameriprise              Vice President - Investments
                               Insurance Company                  Financial Center
                                                                  Minneapolis, MN 55474

                               IDS Life Insurance Company                                      Vice President - Investments

                               IDS Life Insurance Company         P.O. Box 5144                Vice President - Investments
                               of New York                        Albany, NY 12205

                               IDS Property Casualty              1 WEG Blvd.                  Vice President - Investments
                               Insurance Company                  DePere, WI 54115

                               IDS REO 1, LLC                                                  Vice President

                               IDS REO 2, LLC                                                  Vice President

                               Investors Syndicate                                             Director and Vice
                               Development Corp.                                               President - Investments

Janis K. Heaney                Ameriprise Financial                                            Vice President - Incentive
Vice President - Incentive     Services Inc.                                                   Management
Management

Brian M. Heath                 Ameriprise Financial                                            Director and Vice President - U.S.
President - U.S.               Services Inc.                                                   Advisor Group
Advisor Group

Nancy R. Hughes                American Centurion Life                                         Assistant Vice President
Assistant Vice President       Assurance Company

                               American Enterprise Life                                        Assistant Vice President
                               Insurance Company

                               American Enterprise REO 1 LLC                                   Assistant Vice President

                               Ameriprise Certificate                                          Assistant Vice President
                               Company

                               American Partners Life                                          Assistant Vice President
                               Insurance Company

                               IDS Life Insurance Company                                      Assistant Vice President

                               IDS Life Insurance Company                                      Assistant Vice President
                               of New York

                               IDS REO 1 LLC                                                   Assistant Vice President

                               IDS REO 2 LLC                                                   Assistant Vice President

Kelli A. Hunter                Ameriprise Financial                                            Executive Vice President -
Executive Vice President -     Services Inc.                                                   Human Resources
Human Resources

Debra A. Hutchinson            Ameriprise Financial                                            Vice President - Technologies I
Vice President -               Services Inc.
Technologies I

James M. Jensen                Ameriprise Financial                                            Vice President - Compensation
Vice President - Advice and    Services Inc.                                                   and Licensing Services
Retail Distribution Group,
Product, Compensation and      American Express Insurance                                      Director, Vice President
Field Administration           Agency of Alabama Inc.

                               American Express Insurance                                      Director, Vice President
                               Agency of Arizona Inc.

                               American Express Insurance                                      Director, Vice President
                               Agency of Idaho Inc.

                               American Express Insurance                                      Director, Vice President
                               Agency of Maryland Inc.

                               American Express Insurance                                      Director, Vice President
                               Agency of Massachusetts Inc.

                               American Express Insurance                                      Director, Vice President
                               Agency of Nevada Inc.

                               American Express Insurance                                      Director, Vice President
                               Agency of New Mexico Inc.

                               American Express Insurance                                      Director, Vice President
                               Agency of Oklahoma Inc.

                               American Express Insurance                                      Director, Vice President
                               Agency of Wyoming Inc.

Amy K. Johnson
Vice President - Operations
and Compliance

Paul R. Johnston               American Centurion Life                                         Secretary
Assistant Secretary            Assurance Company

                               American Enterprise                                             Secretary
                               Investment Services Inc.

                               American Enterprise Life                                        Secretary
                               Insurance Company

                               American Enterprise REO 1, LLC                                  Secretary

                               RiverSource                                                     Secretary
                               Investments, LLC

                               American Express Asset Management                               Secretary
                               International, Inc.

                               RiverSource                                                     Secretary
                               Service Corporation

                               RiverSource Tax Advantaged                                      Secretary
                               Investments

                               Ameriprise Financial                                            Secretary
                               Services Inc.

                               American Express                                                Secretary
                               Financial Advisors Japan Inc.

                               American Express Insurance                                      Secretary
                               Agency of Alabama Inc.

                               American Express Insurance                                      Secretary
                               Agency of Arizona Inc.

                               American Express Insurance                                      Secretary
                               Agency of Idaho Inc.

                               American Express Insurance                                      Secretary
                               Agency of Maryland Inc.

                               American Express Insurance                                      Secretary
                               Agency of Massachusetts Inc.

                               American Express Insurance                                      Secretary
                               Agency of Nevada Inc.

                               American Express Insurance                                      Secretary
                               Agency of New Mexico Inc.

                               American Express Insurance                                      Secretary
                               Agency of Oklahoma Inc.

                               American Express Insurance                                      Secretary
                               Agency of Wyoming Inc.

                               Ameriprise Auto & Home                                           Secretary
                               Insurance

                               Ameriprise Auto & Home                                          Secretary
                               Insurance
                               of Kentucky, Inc.

                               Ameriprise Auto & Home                                          Secretary
                               Insurance
                               of Maryland, Inc.

                               Ameriprise Auto & Home                                          Secretary
                               Insurance
                               of Pennsylvania, Inc.

                               Ameriprise Insurance Company                                    Director

                               Ameriprise Trust Company                                        Secretary

                               American Partners Life                                          Assistant General Counsel
                               Insurance Company                                               and Secretary

                               AMEX Assurance Company                                          Director, General Counsel and
                                                                                               Secretary

                               IDS Cable Corporation                                           Vice President and Secretary

                               IDS Cable II Corporation                                        Vice President and Secretary

                               IDS Capital Holdings Inc.                                       Secretary

                               IDS Life Insurance Company                                      Assistant General Counsel
                                                                                               and Secretary

                               IDS Life Insurance Company                                      Secretary
                               of New York

                               IDS Management Corporation                                      Vice President and Secretary

                               IDS Partnership Services                                        Vice President and Secretary
                               Corporation

                               IDS Property Casualty                                           Director, Vice President,
                               Insurance Company                                               General Counsel and Secretary

                               IDS Realty Corporation                                          Vice President and Secretary

                               IDS REO 1, LLC                                                  Secretary

                               IDS REO 2, LLC                                                  Secretary

                               Investors Syndicate                                             Secretary
                               Development Corp.

Nancy E. Jones                 Ameriprise Financial                                            Vice President - Advisor
Vice President - Advisor       Services Inc.                                                   Marketing
Marketing

William A. Jones               Ameriprise Financial                                            Vice President - Technologies III
Vice President -               Services Inc.
Technologies III

John C. Junek                  Ameriprise Financial                                            Senior Vice President and
Executive Vice President,      Services Inc.                                                   General Counsel
General Counsel and
Secretary

Ora J. Kaine                   Ameriprise Financial                                            Vice President - Retail
Vice President - Retail        Services Inc.                                                   Distribution Services
Distribution Services

Michelle M. Keeley             AMEX Assurance Company                                          Vice President-Investments
Senior Vice President -
Fixed Income                   American Centurion Life                                         Vice President-Investments
                               Assurance Company

                               American Enterprise Life                                        Vice President-Investments
                               Insurance Company

                               RiverSource                                                     Director and Senior Vice
                               Investments, LLC                                                President - Fixed Income

                               American Express                                                Director
                               Asset Management
                               International Inc.

                               Ameriprise                                                      Vice President-Investments
                               Certificate Company

                               Ameriprise Financial                                            Senior Vice President-Fixed Income
                               Services Inc.

                               American Partners Life                                          Vice President-Investments
                               Insurance Company

                               IDS Life Insurance Company                                      Vice President-Investments

                               IDS Life Insurance Company                                      Vice President-Investments
                               of New York

                               Kenwood Capital Management LLC                                  Manager

Claire Kolmodin                Ameriprise Financial                                            Vice President - Strategic
Vice President - Strategic     Services Inc.                                                   Initiatives
Initiatives

Lori J. Larson                 Ameriprise Financial                                            Vice President - Advisor
Vice President - Advisor       Services Inc.                                                   Field Force Growth &
Field Force Growth &                                                                           Retention
Retention

Daniel E. Laufenberg           Ameriprise Financial                                            Vice President - Chief U.S.
Vice President and Chief       Services Inc.                                                   Economist
U.S. Economist

Jane W. Lee                    Ameriprise Financial                                            Vice President and General
Vice President and General     Services Inc.                                                   Manager Platinum
Manager Platinum Financial                                                                     Financial Services
Services

W. Walker Lewis
Director

Catherine M. Libbe             Ameriprise Financial                                            Vice President - Marketing &
Vice President -               Services Inc.                                                   Product Retirement Services
Marketing & Product
Retirement Services

Diane D. Lyngstad              Ameriprise Financial                                            Chief Financial Officer and Vice
Vice President - Comp          Services Inc.                                                   President - Comp and Licensing
Services
and Licensing Services
                               RiverSource                                                     Director, Vice President and
                               Service Corporation                                             Chief Financial Officer

Andrew J. MacMillan            Ameriprise Financial                                            Senior Vice President
Senior Vice President          Services Inc.                                                   Corporate Communications
Corporate Communications                                                                       & Government Affairs
& Government Affairs

Siri S. Marshall
Director

Timothy J. Masek               Ameriprise Financial                                            Vice President - Fixed Income
Vice President - Fixed         Services Inc.                                                   Research
Income Research

Brian J. McGrane               Ameriprise Financial                                            Vice President and Lead Financial
Senior Vice President and      Services Inc.                                                   Officer Finance
Lead Financial Officer
                               Advisory Capital Partners LLC                                   Vice President and Chief Financial
                                                                                               Officer

                               Advisory Capital                                                Vice President and Chief Financial
                               Strategies Group Inc.                                           Officer

                               Advisory Convertible                                            Vice President and Chief Financial
                               Arbitrage LLC                                                   Officer

                               Advisory Select LLC                                             Vice President and Chief Financial
                                                                                               Officer

                               American Enterprise Life                                        Director, Executive Vice President
                               Life Insurance Company                                          and Chief Financial Officer

                               RiverSource                                                     Vice President and Chief Financial
                               Investments, LLC                                                Officer

                               American Express Asset                                          Vice President and Chief Financial
                               Management International Inc.                                   Officer

                               Ameriprise                                                      Vice President and Chief Financial
                               Certificate Company                                             Officer

                               Ameriprise Trust Company                                        Director

                               Boston Equity General                                           Vice President and Chief Financial
                               Partner LLC                                                     Officer

                               IDS Life Insurance Company                                      Director, Executive Vice President
                                                                                               and Chief Financial Officer

Sarah M. McKenzie              Ameriprise Financial                                            Vice President -
Vice President -               Services Inc.                                                   Managed and Brokerage Products
Managed and Brokerage
Products

Penny J. Meier                 Ameriprise Financial                                            Vice President - Business
Vice President - Business      Services Inc.                                                   Transformation/Six Sigma
Transformation/Six Sigma

Paula R. Meyer                 Ameriprise Financial                                            Senior Vice President and General
Senior Vice President          Services Inc.                                                   Manager - Mutual Funds
- Mutual Funds
                               Ameriprise Certificate                                          Director, President and
                               Company                                                         Chief Executive Officer

                               American Express                                                Director and President
                               International Deposit
                               Company

                               Ameriprise Trust Company                                        Director

                               Investors Syndicate                                             Director, President and Chief
                               Development Corp.                                               Executive Officer

                               RiverSource Service Corporation                                 Senior Vice President

Rebecca A. Nash                Ameriprise Financial                                            Vice President -
Vice President -               Services Inc.                                                   Service Operations
Service Operations
                               AMEX Assurance Company                                          Vice President -
                                                                                               Insurance

                               IDS Property Casualty                                           Vice President -
                               Insurance Company                                               Insurance

Jeffrey Noddle
Director

Francois B. Odouard            Ameriprise Financial                                            Vice President - Brokerage
Vice President -               Services Inc.
Brokerage

Michael J. O'Keefe             Ameriprise Financial                                            Vice President - Advisory
Vice President - Advisory      Services Inc.                                                   Business Systems
Business Systems

Benji Orr                      Advisory Capital Partners LLC                                   Deputy Money Laundering
Deputy Money                                                                                   Prevention Officer
Laundering
Prevention Officer             Advisory Capital Strategies Group                               Deputy Money Laundering
                               Inc.                                                            Prevention Officer

                               Advisory Convertible Arbitrage                                  Deputy Money Laundering
                               LLC
                                                                                               Prevention Officer

                               Advisory Select LLC                                             Deputy Money Laundering
                                                                                               Prevention Officer

                               American Enterprise Life                                        Deputy Money Laundering
                               Insurance Company                                               Prevention Officer

                               American Enterprise Investment                                  Deputy Money Laundering
                               Services Inc                                                    Prevention Officer

                               American Enterprise REO 1 LLC                                   Deputy Money Laundering
                                                                                               Prevention Officer

                               American Express Asset Management                               Deputy Money Laundering
                               International Inc.                                              Prevention Officer

                               RiverSource Tax Advantaged                                      Deputy Money Laundering
                               Investments                                                     Prevention Officer

                               American Express Insurance Agency                               Deputy Money Laundering
                               of Arizona Inc.                                                 Prevention Officer

                               American Express Insurance Agency                               Deputy Money Laundering
                               of Idaho Inc.                                                   Prevention Officer

                               American Express Insurance Agency                               Deputy Money Laundering
                               of Maryland Inc.                                                Prevention Officer

                               American Express Insurance Agency                               Deputy Money Laundering
                               of Massachusetts Inc.                                           Prevention Officer

                               American Express Insurance Agency                               Deputy Money Laundering
                               of Nevada Inc.                                                  Prevention Officer

                               American Express Insurance Agency                               Deputy Money Laundering
                               of New Mexico Inc.                                              Prevention Officer

                               American Express Insurance Agency                               Deputy Money Laundering
                               of Oklahoma Inc.                                                Prevention Officer

                               American Express Insurance Agency                               Deputy Money Laundering
                               of Texas Inc.                                                   Prevention Officer

                               American Express Insurance Agency                               Deputy Money Laundering
                               of Wyoming Inc.                                                 Prevention Officer

                               Ameriprise Auto & Home Insurance                                Deputy Money Laundering
                                                                                               Prevention Officer

                               Ameriprise Certificate Company                                  Deputy Money Laundering
                                                                                               Prevention Officer

                               Ameriprise Financial Services,                                  Deputy Money Laundering
                               Inc.                                                            Prevention Officer

                               Boston Equity General Partner LLC                               Deputy Money Laundering
                                                                                               Prevention Officer

                               IDS Capital Holdings Inc.                                       Deputy Money Laundering
                                                                                               Prevention Officer

                               IDS Life Insurance Company                                      Deputy Money Laundering
                                                                                               Prevention Officer

                               IDS Management Corporation                                      Deputy Money Laundering
                                                                                               Prevention Officer

                               RiverSource Investments, LLC                                    Deputy Money Laundering
                                                                                               Prevention Officer

                               RiverSource Service Corporation                                 Deputy Money Laundering
                                                                                               Prevention Officer

Douglas J. Parish              Ameriprise Financial                                            General Auditor
General Auditor                Services, Inc.

Richard F. Powers III
Director

Glen Salow
Executive Vice President -
Technology and Operations

H. Jay Sarles
Director

Robert F. Sharpe, Jr.
Director

Paul Pearson
Vice President - SPS
and External Products


Scott R. Plummer               American Centurion Life                                         38a-1 Chief Compliance Officer
Vice President -               Assurance Company
Asset Management
Compliance                     American Enterprise Life                                        38a-1 Chief Compliance Officer
                               Insurance Company

                               Ameriprise Certificate                                          Vice President, General Counsel,
                               Company                                                         Secretary and Chief Compliance
                                                                                               Officer

                               American Partners                                               38a-1 Chief Compliance Officer
                               Life Insurance Company

                               IDS Life Insurance Company                                      38a-1 Chief Compliance Officer

                               IDS Life Insurance Company                                      38a-1 Chief Compliance Officer
                               of New York

Mark A. Riordan                Ameriprise Financial                                            Vice President - Finance
Vice President - Finance       Services Inc.                                                   Emerging Technologies
Emerging Technologies
                               IDS Cable Corporation                                           Director

                               IDS Cable Corporation II                                        Director

Andrew C. Schell               Ameriprise Financial                                            Senior Vice President - Insurance
Vice President - Strategy      Services Inc.                                                   and Annuities
and Planning

Mark E. Schwarzmann            American Enterprise Life                                        Director, Chairman of the Board and
President - Insurance and      Insurance Company                                               Chief Executive Officer
Annuities and Product
Distribution                   Ameriprise Financial                                            Senior Vice President - Insurance
                               Services Inc.                                                   and Annuities

                               American Partners Life                                          Director, Chairman of the Board and
                               Insurance Company                                               Chief Executive Officer

                               IDS Life Insurance Company                                      Director, Chairman of the Board and
                                                                                               Chief Executive Officer

Gary A. Scott                  Ameriprise Financial                                            Vice President - Client Acquisition
Vice President -               Services Inc.                                                   Marketing and Services
Client Acquisition
Marketing and Services

Kim M. Sharan
Executive Vice President
and Chief Marketing Officer

Jacqueline M. Sinjem           Ameriprise Financial                                            Vice President - Plan Sponsor
Vice President - Plan          Services Inc.                                                   Services
Sponsor Services
                               Ameriprise Trust                                                Vice President
                               Company

Bridget M. Sperl               RiverSource                                                     Director, Chairman of the Board;
Senior Vice President -        Service Corporation                                             President and Chief Executive
Client Service
Organization                   Ameriprise Financial                                            Senior Vice President -
                               Services Inc.                                                   Client Service Organization

                               Ameriprise Insurance Company                                    Director

                               IDS Life Insurance Company                                      Executive Vice President -
                                                                                               Client Service

                               IDS Property Casualty                                           Director
                               Insurance Company

Lisa A. Steffes                Ameriprise Financial                                            Vice President - Marketing
Vice President - Marketing     Services Inc.                                                   Officer Development
Officer Development

                               Ameriprise Insurance Company                                    Director

                               AMEX Assurance Company                                          Director

                               IDS Property Casualty              1 WEG Blvd.                  Director
                               Insurance Company                  DePere, WI 54115

David K. Stewart               American Centurion Life                                         Vice President and Controller
Senior Vice President and      Assurance Company
Controller
                               American Enterprise                                             Treasurer
                               Investment Services Inc.

                               American Enterprise Life                                        Vice President and Controller
                               Insurance Company

                               Ameriprise                                                      Vice President, Controller and
                               Certificate Company                                             Chief Accounting Officer

                               Ameriprise Financial                                            Vice President and Controller
                               Services Inc.

                               American Partners Life                                          Vice President and Controller
                               Insurance Company

                               IDS Life Insurance                                              Vice President and Controller
                               Company

                               IDS Life Insurance                                              Vice President and Controller
                               Company of New York

Jeffrey J. Stremcha            Ameriprise Financial                                            Vice President - Technologies I
Vice President -               Services Inc.
Technologies I

John T. Sweeney                American Enterprise Investment                                  Chief Financial Officer
Vice President - Lead          Services, Inc.
Financial Officer -
Products Group                 Ameriprise Financial                                            Vice President, Lead Financial
                               Services Inc.                                                   Officer - Banking, Brokerage
                                                                                               and Managed Products

                               Ameriprise Insurance Company                                    Director

                               AMEX Assurance Company                                          Director

                               IDS Partnership                                                 Director
                               Services Corporation

                               IDS Property Casualty                                           Director
                               Insurance Company

                               IDS Realty Corporation                                          Director

Joseph E. Sweeney              Ameriprise Financial Services Inc.                              Senior Vice President, General
President - Financial                                                                          Manager - U.S. Brokerage and
Planning, Products Services                                                                    Membership Banking

                               American Enterprise Investment                                  Director
                               Services Inc.

William F. "Ted" Truscott      Advisory Capital Strategies                                     Director
President - U.S. Asset         Group Inc.
Management and Chief
Investment Officer             RiverSource                                                     Director, President and Chairman of
                               Investments, LLC                                                the Board and Chief Investment
                                                                                               Officer

                               Ameriprise Financial                                            Senior Vice President and
                               Services Inc.                                                   Chief Investment Officer

                               IDS Capital Holdings Inc.                                       Director and President

                               Kenwood Capital Management LLC                                  Manager

                               Threadneedle Asset Management                                   Director
                               Holdings LTD

George F. Tsafaridis           Ameriprise Financial                                            Vice President - Quality & Service
Vice President -               Services Inc.                                                   Support
Quality & Service Support

William H. Turner
Director

Ramanathan Venkataramana       Ameriprise Financial                                            Vice President - Technologies III
Vice President -               Services Inc.
Technologies III

Peter S. Velardi               Ameriprise Financial                                            Senior Vice President -
Senior Vice President -        Services Inc.                                                   Field Management
Field Management

Andrew O. Washburn             Ameriprise Financial                                            Vice President - Mutual Fund
Vice President -               Services Inc.                                                   Marketing
Marketing

Beth E. Weimer                 Ameriprise Financial                                            Vice President and Chief
Vice President and             Services Inc.                                                   Compliance Officer -
Chief Compliance Officer                                                                       Asset Management and
                                                                                               Insurance

                               American Express Asset                                          Chief Compliance Officer
                               Management International

                               Kenwood Capital                                                 Chief Compliance Officer
                               Management LLC

                               RiverSource Investments LLC                                     Chief Compliance Officer

                               RiverSource                                                     Chief Compliance Officer
                               Service Corporation

Jeffery A. Williams            Ameriprise Financial                                            Senior Vice President -
Senior Vice President -        Services Inc.                                                   Cross-Sell/Strategic
Cross-Sell/Strategic                                                                           Management
Management

William J. Williams            Ameriprise Financial                                            Senior Vice President - Field
Senior Vice President -        Services Inc.                                                   Management
Field
Management

Dianne L. Wilson               Ameriprise Financial                                            Vice President - Insurance
Vice President -               Services Inc.                                                   Operations
Insurance Operations
                               Amex Assurance Company                                          Director and Senior Vice
                                                                                               President

                               Ameriprise Auto & Home                                          Vice President
                               Insurance
                               of Kentucky Inc.

                               Ameriprise Auto & Home                                          Vice President
                               Insurance
                               of Maryland Inc.

                               Ameriprise Auto & Home                                          Vice President
                               Insurance
                               of Pennsylvania Inc.

                               Ameriprise Insurance Company                                    Director

                               IDS Property Casualty Company                                   Director and Senior Vice
                                                                                               President

Michael R. Woodward            Ameriprise Financial                                            Senior Vice President -
Senior Vice President -        Services Inc.                                                   Field Management
Field Management
                               American Centurion Life            20 Madison Ave. Extension    Director
                               Assurance Company                  Albany, NY 12205-0555

                               IDS Life Insurance Company P.O.                                 Director
                               Box 5144
                               of New York Albany, NY 12205

John R. Woener                 Ameriprise Financial                                            Senior Vice President -
Senior Vice President -        Services Inc.                                                   Strategic Planning and
Strategic Planning and                                                                         Business Development
Business Development

* Unless otherwise noted, address is 70100 Ameriprise Financial Center, Minneapolis, MN 55474.

Item 27.      Principal Underwriters

              (a) Not Applicable.
              (b) Not Applicable.
              (c) Not Applicable.

Item 28.      Location of Accounts and Records

              American Express Financial Corporation
              70100 AXP Financial Center
              Minneapolis, MN  55474

Item 29.      Management Services

              Not Applicable.

Item 30.      Undertakings

              Not Applicable.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act and the Investment Company Act, the Registrant, AXP Variable Portfolio - Partners Series, Inc., has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Minneapolis, and the State of Minnesota on the 8th day of Feb., 2006.


AXP VARIABLE PORTFOLIO-PARTNERS SERIES, INC.





By /s/   Paula R. Meyer
   ----------------------
         Paula R. Meyer, President



By /s/   Jeffrey P. Fox
   ----------------------
         Jeffrey P. Fox, Treasurer


Pursuant to the requirements of the Securities Act, this Amendment to the Registration Statement has been signed below by the following persons in the capacities indicated on the 8th day of Feb., 2006.


Signature                                            Capacity


/s/  Arne H. Carlson*                                Chair of the Board
---------------------
     Arne H. Carlson

/s/  Kathleen A. Blatz*                              Director
-----------------------
     Kathleen A. Blatz

/s/  Patricia M. Flynn*                              Director
------------------------
     Patricia M. Flynn

/s/  Anne P. Jones*                                  Director
-------------------
     Anne P. Jones

/s/  Jeffrey Laikind*                                Director
---------------------
     Jeffrey Laikind

/s/  Stephen R. Lewis, Jr.*                          Director
-----------------------------
     Stephen R. Lewis, Jr.

/s/  Catherine James Paglia*                         Director
-----------------------------
     Catherine James Paglia

/s/  Alan K. Simpson*                                Director
---------------------
     Alan K. Simpson

/s/  Alison Taunton-Rigby*                           Director
---------------------------
     Alison Taunton-Rigby

/s/  William F. Truscott*                            Director
-------------------------
     William F. Truscott


* Signed pursuant to Directors' Power of Attorney, dated Jan. 11, 2006, filed electronically herewith as Exhibit (q)(1) to Registrant's Post-Effective Amendment No. 14 to Registration Statement No. 333-61346, by:



/s/ Leslie L. Ogg
    -------------
    Leslie L. Ogg

CONTENTS OF THIS POST-EFFECTIVE AMENDMENT NO. 14 TO REGISTRATION STATEMENT NO. 333-61346

This post-effective amendment contains the following papers and documents:

The facing sheet.


Part A.

         The prospectus for:

         RiverSource Variable Portfolio - Fundamental Value Fund.

Part B.

         Statement of Additional Information for:

         RiverSource Variable Portfolio - Fundamental Value Fund.

Part C.

         Other information.

The signatures.